UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 56.4% of net assets
Asset-Backed Commercial Paper 9.1%
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.20%		10/01/18	43,000,000	43,000,000
	a,b	2.14%		10/03/18	3,000,000	2,999,643
	a,b	2.20%		10/04/18	2,000,000	1,999,633
	a,b	2.21%		10/05/18	3,000,000	2,999,263
BARTON CAPITAL SA	a,b	2.16%		10/03/18	22,000,000	21,997,360
	a,b	2.21%		10/05/18	3,000,000	2,999,263
	a,b	2.22%		10/05/18	26,000,000	25,993,587
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.18%		10/02/18	26,000,000	25,998,426
CAFCO LLC	a,b	2.13%		10/18/18	47,500,000	47,452,447
CHARTA LLC	a,b	2.28%		10/05/18	15,000,000	14,996,217
CRC FUNDING LLC	a,b	2.14%		10/19/18	5,000,000	4,994,675
CROWN POINT CAPITAL COMPANY LLC	a,b	2.40%		10/22/18	36,000,000	35,950,020
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.15%		10/01/18	10,000,000	10,000,000
	a,b	2.18%		10/02/18	16,000,000	15,999,031
LMA AMERICAS LLC	a,b	2.18%		10/01/18	6,000,000	6,000,000
	a,b	2.35%		10/01/18	12,500,000	12,500,000
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.04%		10/04/18	34,000,000	33,994,220
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.13%		10/09/18	13,000,000	12,993,876
	a,b	2.19%		10/22/18	40,000,000	39,948,900
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.28%		10/26/18	9,000,000	8,985,813
VICTORY RECEIVABLES CORP	a,b	2.31%		10/05/18	28,000,000	27,992,844
	a,b	2.31%		10/09/18	68,000,000	67,965,245
						467,760,463
Financial Company Commercial Paper 5.8%
BNP PARIBAS (NEW YORK BRANCH)		2.16%		10/01/18	68,000,000	68,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		2.06%		10/01/18	39,000,000	39,000,000
1

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.13%		10/02/18	19,000,000	18,998,876
	b	2.14%		10/03/18	20,000,000	19,997,622
	b	2.18%		10/04/18	4,000,000	3,999,273
	b	2.18%		10/05/18	8,000,000	7,998,062
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.16%		10/10/18	1,000,000	999,460
NATIONWIDE BUILDING SOCIETY	b	2.04%		10/09/18	23,000,000	22,989,573
	b	2.27%		10/24/18	30,000,000	29,956,683
NRW BANK	b	2.13%		10/15/18	55,000,000	54,954,549
WESTPAC BANKING CORP	b	2.03%		10/09/18	33,000,000	32,985,114
						299,879,212
Certificates of Deposit 15.0%
BANK OF MONTREAL (CHICAGO BRANCH)		2.12%		10/24/18	48,000,000	48,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.23%		10/04/18	51,000,000	51,000,000
CITIBANK NA (NEW YORK BRANCH)		2.26%		10/24/18	20,000,000	20,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.15%		10/09/18	53,000,000	53,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.29%		10/04/18	85,000,000	85,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.30%		10/22/18	67,000,000	67,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.17%		10/04/18	125,000,000	125,000,000
NORDEA BANK AB (NEW YORK BRANCH)		2.13%		10/03/18	89,000,000	89,000,000
		2.16%		10/05/18	54,000,000	54,000,000
NORINCHUKIN BANK (NEW YORK BRANCH)		2.16%		10/03/18	31,000,000	31,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.26%		10/05/18	30,000,000	30,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.29%		10/05/18	119,000,000	119,000,000
						772,000,000
Non-Financial Company Commercial Paper 5.7%
BASF SE	b	2.14%		10/01/18	2,500,000	2,500,000
CARGILL GLOBAL FUNDING PLC	a,b	2.11%		10/02/18	3,000,000	2,999,824
	a,b	2.12%		10/02/18	2,000,000	1,999,882
	a,b	2.14%		10/03/18	5,000,000	4,999,406
	a,b	2.15%		10/03/18	3,000,000	2,999,642
	a,b	2.18%		10/04/18	2,000,000	1,999,637
EXXON MOBIL CORP		2.00%		10/02/18	150,000,000	149,991,667
GE CAPITAL TREASURY SERVICES (US) LLC	a	2.20%		10/05/18	6,000,000	5,998,533
GENERAL ELECTRIC CO		2.20%		10/05/18	15,000,000	14,996,333
TOTAL CAPITAL CANADA LTD	a,b	2.12%		10/02/18	37,000,000	36,997,821
	a,b	2.05%		10/05/18	41,000,000	40,990,661
WALMART INC	b	2.02%		10/09/18	26,000,000	25,988,329
						292,461,735
2

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 20.8%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.16%		10/03/18	20,000,000	20,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.17%		10/03/18	36,000,000	36,000,000
		2.21%		10/03/18	117,000,000	117,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		2.13%		10/01/18	41,000,000	41,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.15%		10/01/18	15,000,000	15,000,000
		2.13%		10/03/18	76,000,000	76,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.13%		10/03/18	102,000,000	102,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		2.16%		10/04/18	51,000,000	51,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.10%		10/01/18	32,000,000	32,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.17%		10/04/18	51,000,000	51,000,000
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.15%		10/01/18	102,000,000	102,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.06%		10/01/18	7,000,000	7,000,000
		2.19%		10/01/18	106,000,000	106,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.13%		10/03/18	114,000,000	114,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.15%		10/03/18	169,000,000	169,000,000
		2.19%		10/04/18	35,000,000	35,000,000
						1,074,000,000
Total Fixed-Rate Obligations
(Cost $2,906,101,410)						2,906,101,410

Variable-Rate Obligations 8.1% of net assets
Financial Company Commercial Paper 1.1%
HSBC USA INC
(1 mo. USD-LIBOR + 0.44%)	b	2.55%		10/05/18	58,000,000	58,000,000
Certificates of Deposit 3.4%
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.36%)		2.52%		10/16/18	68,000,000	68,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.43%)		2.54%		10/01/18	31,000,000	31,000,000
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.45%)		2.58%		10/10/18	77,000,000	77,000,000
						176,000,000
Variable Rate Demand Notes 2.9%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	2.23%		10/05/18	1,000,000	1,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	2.23%		10/05/18	2,410,000	2,410,000
3

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.23%		10/05/18	1,565,000	1,565,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.20%		10/05/18	46,490,000	46,490,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.23%		10/05/18	56,000,000	56,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.23%		10/05/18	2,885,000	2,885,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	2.20%		10/05/18	37,000,000	37,000,000
						147,350,000
Other Instrument 0.7%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.22%)		2.35%		10/09/18	34,000,000	34,001,094
Total Variable-Rate Obligations
(Cost $415,351,094)						415,351,094
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 35.5% of net assets
U.S. Government Agency Repurchase Agreements* 11.7%
BARCLAYS BANK PLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $75,220,703, 3.00% - 5.00%, due 11/01/29 - 01/01/48)		2.10%		10/02/18	73,029,808	73,000,000
BMO CAPITAL MARKETS CORP
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $12,362,328, 4.00% - 5.00%, due 02/01/42 - 07/20/68)		2.26%		10/01/18	12,002,260	12,000,000
JP MORGAN SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $154,500,000, 1.21% - 6.50%, due 11/20/29 - 06/16/53)		2.26%		10/01/18	150,028,250	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $56,650,000, 2.50%, due 05/01/30)		2.27%		10/01/18	55,010,404	55,000,000
MIZUHO SECURITIES USA LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $25,500,021, 0.00% - 1.63%, due 10/01/18 - 03/31/19)		2.25%		10/01/18	25,004,688	25,000,000
4

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $79,243,815, 0.00% - 5.50%, due 07/18/19 - 09/01/48)		2.25%		10/01/18	77,014,438	77,000,000
ROYAL BANK OF CANADA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $13,392,511, 2.38% - 4.50%, due 09/20/46 - 09/20/48)		2.25%		10/01/18	13,002,438	13,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $10,304,266, 3.22% - 4.50%, due 05/01/48 - 09/20/48)		2.13%		10/02/18	10,004,142	10,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $56,674,124, 2.38% - 5.50%, due 05/01/34 - 08/01/48)		2.19%		10/04/18	55,023,421	55,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $137,304,902, 2.50% - 8.00%, due 06/22/21 - 09/01/48)		2.26%		10/01/18	132,024,860	132,000,000
						602,000,000
U.S. Treasury Repurchase Agreements 19.9%
BANK OF MONTREAL
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $45,907,884, 2.02% - 2.88%, due 07/31/20 - 05/15/43)		2.05%		10/01/18	45,007,688	45,000,000
BARCLAYS BANK PLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $74,473,386, 0.00% - 8.13%, due 11/08/18 - 05/15/46)		2.15%		10/01/18	73,013,079	73,000,000
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $375,430,151, 0.00% - 3.50%, due 10/25/18 - 02/15/48)		2.24%		10/01/18	368,068,693	368,000,000
BARCLAYS CAPITAL INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $2,281,374, 3.00%, due 05/15/45)		2.24%		10/01/18	2,236,990	2,236,573
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $524,377,866, 0.63% - 8.13%, due 08/15/19 - 02/15/48)		2.24%		10/01/18	514,095,947	514,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $23,003,924, 2.13%, due 01/31/21)		2.00%		10/01/18	23,003,833	23,000,000
						1,025,236,573
5

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 3.9%
BNP PARIBAS SA
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,010,329, 3.63% - 4.25%, due 05/13/19 - 03/15/23)		2.24%		10/02/18	20,008,711	20,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $60,977,258, 2.35% - 7.47%, due 10/25/23 - 04/25/57)		2.30%		10/04/18	53,023,703	53,000,000
RBC CAPITAL MARKETS LLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $43,096,719, 0.00% - 7.50%, due 10/04/19 - 06/15/76)		2.20%		10/02/18	41,017,539	41,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $68,263,454, 3.63% - 5.50%, due 06/30/19 - 12/01/44)		2.27%		10/01/18	65,012,296	65,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,353,355, 3.50% - 4.88%, due 11/01/21 - 07/20/35)		2.25%		10/02/18	7,003,063	7,000,000
Issued 09/26/18, repurchase date 10/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $14,706,920, 3.85% - 4.25%, due 01/15/21 - 02/01/24)		2.28%		10/03/18	14,006,207	14,000,000
						200,000,000
Total Repurchase Agreements
(Cost $1,827,236,573)						1,827,236,573
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $839,115,417 or 16.3% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
6

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2018, all of the fund’s investment securities were classified as Level 2.
The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
Subsequent Event:
At a meeting held on June 5, 2018, the Board of the Schwab Family of Funds (the Trust) approved the liquidation of Schwab Advisor Cash Reserves Fund (the Fund). The Fund redeemed all of its outstanding shares on October 30, 2018, and distributed the proceeds to the Fund’s shareholders in an amount equal to the shareholder’s proportionate interest in the net assets of the Fund after the Fund paid or provided for all of its charges, taxes, expenses and liabilities.
REG47712SEP18
7

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 67.8% of net assets
Asset-Backed Commercial Paper 17.1%
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.20%		10/01/18	43,000,000	43,000,000
	a,b	2.14%		10/03/18	6,000,000	5,999,287
	a,b	2.20%		10/04/18	2,000,000	1,999,633
	a,b	2.21%		10/05/18	5,000,000	4,998,772
BARTON CAPITAL SA	a,b	2.16%		10/03/18	28,000,000	27,996,640
	a,b	2.22%		10/05/18	24,000,000	23,994,080
	a,b	2.28%		11/19/18	8,000,000	7,975,282
	a,b	2.28%		11/26/18	10,000,000	9,964,689
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.18%		10/02/18	39,000,000	38,997,638
CAFCO LLC	a,b	2.26%		11/02/18	50,000,000	49,900,000
CANCARA ASSET SECURITISATION LLC	a,b	2.26%		11/26/18	9,000,000	8,968,500
	a,b	2.32%		12/18/18	68,000,000	67,659,660
CHARIOT FUNDING LLC	a,b	2.26%		10/29/18	77,000,000	76,864,651
CHARTA LLC	a,b	2.28%		10/16/18	5,000,000	4,995,271
	a,b	2.14%		10/19/18	33,000,000	32,964,855
	a,b	2.26%		11/29/18	18,000,000	17,933,625
	a,b	2.48%		01/22/19	29,500,000	29,273,137
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.51%		01/03/19	2,000,000	1,987,049
	a,b	2.52%		01/29/19	77,700,000	77,055,090
CRC FUNDING LLC	a,b	2.14%		10/19/18	15,000,000	14,984,025
CROWN POINT CAPITAL COMPANY LLC	a,b	2.40%		10/18/18	163,000,000	162,816,806
GOTHAM FUNDING CORP	a,b	2.44%		01/10/19	34,000,000	33,769,159
KELLS FUNDING LLC	a,b	2.25%		11/30/18	17,000,000	16,939,707
	a,b	2.26%		12/10/18	46,000,000	45,813,125
	a,b	2.27%		12/13/18	100,000,000	99,560,556
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.15%		10/01/18	32,000,000	32,000,000
	a,b	2.18%		10/02/18	7,000,000	6,999,576
1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LMA AMERICAS LLC	a,b	2.18%		10/01/18	10,000,000	10,000,000
METLIFE SHORT TERM FUNDING LLC	a,b	2.26%		11/29/18	10,000,000	9,963,125
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.13%		10/09/18	96,000,000	95,954,773
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.31%		12/10/18	48,953,000	48,734,071
	a,b	2.33%		12/17/18	19,000,000	18,905,718
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.31%		10/24/18	25,000,000	24,963,264
	a,b	2.28%		10/26/18	10,000,000	9,984,236
	a,b	2.33%		12/20/18	5,000,000	4,974,222
VICTORY RECEIVABLES CORP	a,b	2.06%		10/02/18	68,000,000	67,996,128
	a,b	2.10%		10/04/18	89,000,000	88,984,499
						1,325,870,849
Financial Company Commercial Paper 8.5%
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		2.06%		10/01/18	58,000,000	58,000,000
BPCE SA	b	2.42%		01/02/19	117,000,000	116,274,600
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.13%		10/02/18	20,000,000	19,998,817
	b	2.14%		10/03/18	30,000,000	29,996,433
	b	2.18%		10/04/18	7,000,000	6,998,728
	b	2.18%		10/05/18	20,000,000	19,995,156
JP MORGAN SECURITIES LLC		2.33%		10/09/18	8,000,000	7,995,893
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.15%		10/09/18	50,000,000	49,976,111
MACQUARIE BANK LTD	b	2.30%		10/18/18	57,000,000	56,938,361
NATIONWIDE BUILDING SOCIETY	b	2.27%		10/22/18	69,500,000	69,408,376
NRW BANK	b	2.13%		10/15/18	100,000,000	99,917,361
OVERSEA-CHINESE BANKING CORPORATION LTD	b	2.28%		10/04/18	17,000,000	16,996,784
SANTANDER UK PLC		2.26%		10/17/18	18,000,000	17,982,000
		2.35%		01/02/19	40,000,000	39,759,234
WESTPAC BANKING CORP	b	2.03%		10/09/18	50,000,000	49,977,444
						660,215,298
Certificates of Deposit 17.2%
BANK OF MONTREAL (CHICAGO BRANCH)		2.16%		10/29/18	109,500,000	109,500,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.30%		11/01/18	26,000,000	26,000,000
		2.31%		11/01/18	60,000,000	60,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.33%		11/01/18	77,000,000	77,000,000
CITIBANK NA (NEW YORK BRANCH)		2.26%		10/24/18	30,000,000	30,000,000
		2.28%		12/14/18	97,000,000	97,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.15%		10/09/18	46,000,000	46,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.31%		10/30/18	83,000,000	83,000,000
		2.47%		02/22/19	4,500,000	4,500,000
		2.47%		02/26/19	35,000,000	35,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.29%		12/05/18	4,000,000	4,000,000
		2.30%		12/06/18	83,000,000	83,000,000
2

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MUFG BANK LTD (NEW YORK BRANCH)		2.17%		10/04/18	73,000,000	73,000,000
		2.35%		11/02/18	16,000,000	16,000,038
		2.31%		11/05/18	34,700,000	34,700,000
		2.46%		03/07/19	16,500,000	16,500,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		2.49%		03/12/19	25,000,000	25,000,000
NATIXIS (NEW YORK BRANCH)		2.46%		12/19/18	35,000,000	35,003,155
NORDEA BANK AB (NEW YORK BRANCH)		2.13%		10/03/18	140,000,000	140,000,000
NORINCHUKIN BANK (NEW YORK BRANCH)		2.16%		10/03/18	59,000,000	59,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.26%		10/05/18	120,000,000	120,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		2.29%		10/01/18	5,000,000	5,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.32%		10/03/18	52,000,000	52,000,000
		2.18%		10/04/18	40,000,000	40,000,000
		2.18%		10/05/18	27,000,000	27,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.41%		01/22/19	40,000,000	40,000,000
						1,338,203,193
Non-Financial Company Commercial Paper 4.0%
BASF SE	b	2.14%		10/01/18	77,000,000	77,000,000
CARGILL GLOBAL FUNDING PLC	a,b	2.11%		10/02/18	5,000,000	4,999,707
	a,b	2.12%		10/02/18	4,000,000	3,999,764
	a,b	2.14%		10/03/18	8,000,000	7,999,049
	a,b	2.15%		10/03/18	4,000,000	3,999,522
	a,b	2.18%		10/04/18	3,000,000	2,999,455
EXXON MOBIL CORP		2.00%		10/02/18	50,000,000	49,997,222
GE CAPITAL TREASURY SERVICES (US) LLC	a	2.20%		10/05/18	10,000,000	9,997,556
GENERAL ELECTRIC CO		2.20%		10/05/18	23,000,000	22,994,378
LONG ISLAND POWER AUTHORITY	a	2.35%		10/11/18	7,000,000	7,000,000
TOTAL CAPITAL CANADA LTD	a,b	2.12%		10/02/18	117,000,000	116,993,110
						307,979,763
Non-Negotiable Time Deposits 21.0%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.16%		10/03/18	30,000,000	30,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.17%		10/03/18	66,000,000	66,000,000
		2.21%		10/03/18	167,000,000	167,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		2.13%		10/01/18	62,000,000	62,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.13%		10/03/18	174,000,000	174,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.13%		10/03/18	157,000,000	157,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		2.15%		10/01/18	46,000,000	46,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.10%		10/01/18	49,000,000	49,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.17%		10/04/18	77,000,000	77,000,000
3

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.15%		10/01/18	155,000,000	155,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.06%		10/01/18	131,000,000	131,000,000
		2.19%		10/01/18	60,000,000	60,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		2.16%		10/04/18	41,000,000	41,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.13%		10/03/18	148,000,000	148,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.15%		10/03/18	220,000,000	220,000,000
		2.19%		10/04/18	51,000,000	51,000,000
						1,634,000,000
Total Fixed-Rate Obligations
(Cost $5,266,269,103)						5,266,269,103

Variable-Rate Obligations 9.8% of net assets
Financial Company Commercial Paper 0.2%
ING US FUNDING LLC
(3 mo. USD-LIBOR + 0.04%)	a	2.38%		12/19/18	15,000,000	15,000,000
Certificates of Deposit 2.9%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.34%)		2.50%		10/17/18	40,000,000	40,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		2.42%	10/24/18	01/24/19	7,500,000	7,500,000
(1 mo. USD-LIBOR + 0.20%)		2.44%	10/31/18	01/31/19	5,000,000	5,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.25%	10/04/18	12/04/18	95,000,000	95,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.43%	10/22/18	01/22/19	28,000,000	28,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.35%)		2.51%	10/16/18	11/16/18	48,500,000	48,500,000
						224,000,000
Variable Rate Demand Notes 4.2%
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	2.25%		10/05/18	12,000,000	12,000,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.23%		10/05/18	2,695,000	2,695,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.17%		10/05/18	36,000,000	36,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.20%		10/05/18	53,130,000	53,130,000
MAINE STATE HOUSING AUTH
TAXABLE MORTGAGE PURCHASE RB SERIES 2017C (LIQ: CITIBANK NA)	c	2.15%		10/05/18	39,585,000	39,585,000
4

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TAXABLE MORTGAGE PURCHASE RB SERIES 2017E (LIQ: BARCLAYS BANK PLC)	c	2.20%		10/05/18	50,000,000	50,000,000
New York State HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.23%		10/05/18	9,000,000	9,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.20%		10/05/18	100,000,000	100,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.23%		10/05/18	3,000,000	3,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	2.25%		10/05/18	22,375,000	22,375,000
						327,785,000
Other Instrument 2.5%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.38%)		2.52%		10/12/18	197,000,000	197,000,000
Total Variable-Rate Obligations
(Cost $763,785,000)						763,785,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.4% of net assets
U.S. Government Agency Repurchase Agreements* 7.3%
BARCLAYS BANK PLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $133,954,676, 1.88% - 6.50%, due 10/25/18 - 08/01/48)		2.10%		10/02/18	130,053,083	130,000,000
BMO CAPITAL MARKETS CORP
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $19,573,420, 1.88% - 5.50%, due 02/28/22 - 07/20/68)		2.26%		10/01/18	19,003,578	19,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $85,490,000, 2.50% - 4.00%, due 05/01/30 - 09/01/48)		2.27%		10/01/18	83,015,701	83,000,000
MIZUHO SECURITIES USA LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $38,760,030, 1.24% - 3.15%, due 06/01/20 - 11/21/23)		2.25%		10/01/18	38,007,125	38,000,000
ROYAL BANK OF CANADA
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $15,456,399, 4.50%, due 09/20/48)		2.13%		10/02/18	15,006,213	15,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $86,556,843, 2.38% - 4.50%, due 07/25/39 - 08/01/48)		2.19%		10/04/18	84,035,770	84,000,000
5

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $210,119,566, 4.00%, due 07/01/48 - 09/01/48)		2.26%		10/01/18	202,038,043	202,000,000
						571,000,000
U.S. Treasury Repurchase Agreements 9.3%
BANK OF MONTREAL
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $69,371,943, 1.25% - 2.88%, due 08/31/19 - 05/15/43)		2.05%		10/01/18	68,011,617	68,000,000
BARCLAYS BANK PLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $118,341,201, 0.00% - 8.75%, due 11/08/18 - 02/15/42)		2.15%		10/01/18	116,020,783	116,000,000
BARCLAYS CAPITAL INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $2,754,724, 3.00%, due 05/15/45)		2.24%		10/01/18	2,701,125	2,700,621
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $395,833,962, 0.00% - 8.13%, due 10/11/18 - 02/15/46)		2.24%		10/01/18	388,072,427	388,000,000
JP MORGAN SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $35,700,084, 0.00% - 2.38%, due 11/08/18 - 03/15/21)		2.15%		10/01/18	35,006,271	35,000,000
RBC DOMINION SECURITIES INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $117,321,632, 1.13% - 2.38%, due 04/30/20 - 02/15/26)		2.21%		10/01/18	115,021,179	115,000,000
						724,700,621
Other Repurchase Agreements** 5.8%
BNP PARIBAS SA
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,515,947, 4.77% - 8.25%, due 06/15/25 - 12/31/99)		2.24%		10/02/18	30,013,067	30,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $94,342,174, 5.77% - 7.47%, due 10/25/23 - 07/25/29)		2.30%		10/04/18	82,036,672	82,000,000
JP MORGAN SECURITIES LLC
Issued 08/29/18, repurchase date 02/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $167,132,135, 0.00% - 8.16%, due 03/15/22 - 04/25/57)		2.75%		12/27/18	146,329,167	145,000,000
6

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC CAPITAL MARKETS LLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,018,170, 1.85% - 5.00%, due 05/30/19 - 10/01/51)		2.20%		10/02/18	42,017,967	42,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $103,969,713, 1.63% - 7.40%, due 01/18/19 - 09/14/47)		2.27%		10/01/18	99,018,728	99,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,504,937, 4.25% - 4.88%, due 06/15/23 - 03/01/26)		2.25%		10/02/18	10,004,375	10,000,000
Issued 09/26/18, repurchase date 10/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,110,253, 4.13% - 5.88%, due 04/01/19 - 09/01/44)		2.28%		10/03/18	22,009,753	22,000,000
Issued 07/31/18, repurchase date 01/28/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $19,837,017, 3.58% - 4.50%, due 10/15/24 - 02/25/58)		2.92%		01/01/19	17,212,349	17,000,000
						447,000,000
Total Repurchase Agreements
(Cost $1,742,700,621)						1,742,700,621
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,030,363,516 or 26.1% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
7

Schwab Cash Reserves
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2018, all of the fund’s investment securities were classified as Level 2.
The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
Subsequent Event:
At a meeting held on September 25, 2018, the Board of the Schwab Family of Funds (the Trust) approved the liquidation of Schwab Cash Reserves Fund (the Fund). The Fund will redeem all of its outstanding shares on or about April 10, 2019, and distribute the proceeds to the Fund’s shareholders in an amount equal to the shareholder’s proportionate interest in the net assets of the Fund after the Fund has paid or provided for all its charges, taxes, expenses and liabilities.
REG47711SEP18
8

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 4.9% of net assets
U.S. Government Agency Debt 4.9%
FEDERAL HOME LOAN BANKS		2.16%		11/02/18	2,400,000	2,395,392
		2.15%		11/13/18	95,000,000	94,756,035
		2.16%		12/12/18	49,400,000	49,186,592
		2.16%		12/19/18	100,000,000	99,526,439
		2.17%		12/21/18	276,000,000	274,659,882
		2.19%		12/26/18	159,000,000	158,168,924
Total Fixed-Rate Obligations
(Cost $678,693,264)						678,693,264
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 94.3% of net assets
U.S. Government Agency Repurchase Agreements* 55.4%
BANK OF NOVA SCOTIA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $733,141,017, 2.50% - 7.00%, due 02/01/21 - 09/01/48)		2.25%		10/01/18	711,787,395	711,653,960
BARCLAYS BANK PLC
Issued 09/26/18, repurchase date 10/03/18 (Collateralized by U.S. Government Agency Securities valued at $1,030,799,908, 3.50% - 11.86%, due 08/25/44 - 09/01/48)		2.14%		10/03/18	1,000,416,111	1,000,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $1,030,434,606, 3.50% - 11.86%, due 08/25/44 - 09/01/48)		2.17%		10/04/18	1,000,421,944	1,000,000,000
1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BMO CAPITAL MARKETS CORP
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $35,026,596, 3.00% - 4.04%, due 03/01/30 - 04/01/47)		2.26%		10/01/18	34,006,403	34,000,000
GOLDMAN SACHS & CO LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $515,000,000, 0.51% - 5.50%, due 11/15/19 - 10/25/56)		2.21%		10/01/18	500,092,083	500,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 1.75% - 6.50%, due 02/25/24 - 06/16/58)		2.14%		10/04/18	200,083,222	200,000,000
JP MORGAN SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $514,730,638, 2.00% - 6.00%, due 06/30/23 - 06/16/58)		2.26%		10/01/18	500,094,167	500,000,000
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $85,490,000, 3.50% - 4.50%, due 08/20/44 - 08/20/48)		2.26%		10/01/18	83,015,632	83,000,000
Issued 09/28/18, repurchase date 10/05/18 (Collateralized by U.S. Government Agency Securities valued at $154,500,000, 1.11% - 6.00%, due 12/16/24 - 10/16/58)		2.21%		10/05/18	150,064,458	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $151,410,001, 4.00%, due 08/01/48 - 09/01/48)		2.27%		10/01/18	147,027,808	147,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $206,000,001, 2.50%, due 02/01/30 - 11/01/32)		2.13%		10/02/18	200,082,833	200,000,000
MIZUHO SECURITIES USA LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $212,180,001, 3.59% - 4.50%, due 06/01/28 - 07/01/48)		2.25%		10/01/18	206,038,625	206,000,000
RBC DOMINION SECURITIES INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $186,013,649, 0.00% - 5.00%, due 07/18/19 - 09/01/48)		2.25%		10/01/18	181,033,938	181,000,000
ROYAL BANK OF CANADA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,003,404,249, 2.50% - 7.00%, due 06/25/22 - 07/01/56)		2.25%		10/01/18	974,182,625	974,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $257,603,723, 2.50% - 4.50%, due 03/31/23 - 02/01/57)		2.13%		10/02/18	250,103,542	250,000,000
2

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $154,565,791, 2.43% - 4.50%, due 01/25/29 - 07/01/48)		2.19%		10/04/18	150,063,875	150,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $1,068,281,156, 2.00% - 7.50%, due 11/15/18 - 09/20/48)		2.26%		10/01/18	1,027,193,418	1,027,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $379,760,161, 1.23% - 7.00%, due 10/25/18 - 09/20/48)		2.17%		10/04/18	365,154,010	365,000,000
						7,678,653,960
U.S. Treasury Repurchase Agreements 38.9%
BANK OF MONTREAL
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $364,202,209, 1.50% - 3.13%, due 05/15/20 - 02/15/27)		2.05%		10/01/18	357,060,988	357,000,000
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $121,402,637, 0.38% - 3.00%, due 09/30/20 - 02/15/48)		2.23%		10/01/18	119,022,114	119,000,000
BANK OF NOVA SCOTIA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $478,468,975, 0.13% - 4.50%, due 12/31/18 - 05/15/47)		2.23%		10/01/18	469,087,156	469,000,000
BARCLAYS BANK PLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $62,231,619, 0.00% - 8.50%, due 11/08/18 - 11/15/45)		2.24%		10/01/18	61,011,387	61,000,000
BARCLAYS CAPITAL INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $408,000,094, 0.75% - 6.13%, due 10/31/18 - 05/15/48)		2.20%		10/01/18	400,073,333	400,000,000
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $4,396,390, 3.00%, due 05/15/45)		2.24%		10/01/18	4,310,924	4,310,119
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $1,592,517,227, 0.00% - 8.75%, due 05/23/19 - 02/15/48)		2.24%		10/01/18	1,561,291,387	1,561,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Treasury Securities valued at $510,210,321, 0.00% - 8.13%, due 10/11/18 - 08/15/45)		2.12%		10/02/18	500,206,111	500,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $585,097,522, 2.50%, due 05/15/46)		2.00%		10/01/18	585,097,500	585,000,000
3

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $55,080,096, 1.86%, due 04/30/20)		2.24%		10/01/18	54,010,080	54,000,000
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $503,880,058, 0.75% - 3.13%, due 10/31/18 - 09/30/21)		2.15%		10/01/18	494,088,508	494,000,000
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $94,860,049, 0.00% - 1.86%, due 11/08/18 - 04/30/20)		2.22%		10/01/18	93,017,205	93,000,000
RBC DOMINION SECURITIES INC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Treasury Securities valued at $25,510,532, 0.00% - 3.75%, due 10/31/18 - 08/15/47)		2.12%		10/02/18	25,010,306	25,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $682,507,405, 0.13% - 6.25%, due 10/15/18 - 02/15/47)		2.24%		10/01/18	669,124,880	669,000,000
						5,391,310,119
Total Repurchase Agreements
(Cost $13,069,964,079)						13,069,964,079
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
4

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 82.6% of net assets
U.S. Treasury Debt 82.6%
UNITED STATES TREASURY		1.91%		10/04/18	1,587,398,000	1,587,145,656
		1.92%		10/04/18	1,166,835,000	1,166,648,778
		1.93%		10/04/18	614,237,000	614,138,210
		1.97%		10/04/18	175,000,000	174,971,271
		1.97%		10/11/18	5,926,000	5,922,757
		2.00%		10/11/18	875,000,000	874,513,889
		2.01%		10/11/18	500,000,000	499,721,528
		0.88%		10/15/18	806,000,000	805,618,801
		2.08%		10/25/18	52,489,000	52,416,174
		0.75%		10/31/18	40,000,000	39,953,983
Total Fixed-Rate Obligations
(Cost $5,821,051,047)						5,821,051,047
5

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 1.7% of net assets
U.S. Treasury Debt 1.7%
UNITED STATES TREASURY		0.88%		10/15/18	100,000,000	99,954,977
Total Fixed-Rate Obligations
(Cost $99,954,977)						99,954,977
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 90.5% of net assets
U.S. Treasury Repurchase Agreements 90.5%
BANK OF MONTREAL
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $592,730,206, 1.00% - 3.88%, due 09/30/19 - 11/15/46)		2.23%		10/01/18	581,107,969	581,000,000
BANK OF NOVA SCOTIA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $592,730,205, 0.00% - 3.13%, due 02/21/19 - 02/15/47)		2.23%		10/01/18	581,107,969	581,000,000
BARCLAYS BANK PLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $888,585,864, 0.00% - 9.00%, due 09/30/18 - 05/15/46)		2.24%		10/01/18	871,162,587	871,000,000
BARCLAYS CAPITAL INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $5,840,039, 0.00%, due 10/04/18 - 11/23/18)		2.24%		10/01/18	5,726,559	5,725,490
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $398,894,500, 0.00% - 8.75%, due 11/30/18 - 11/15/47)		2.24%		10/01/18	391,072,987	391,000,000
6

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Treasury Securities valued at $204,085,290, 0.00% - 8.75%, due 10/11/18 - 08/15/26)		2.15%		10/04/18	200,083,611	200,000,000
Issued 08/22/18, repurchase date 10/18/18 (Collateralized by U.S. Treasury Securities valued at $286,517,974, 0.00% - 8.13%, due 10/11/18 - 02/15/48)		2.03%		10/05/18	280,694,711	280,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $591,710,457, 0.00% - 2.88%, due 06/20/19 - 08/15/46)		2.24%		10/01/18	580,108,267	580,000,000
JP MORGAN SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $429,420,095, 1.25% - 1.63%, due 08/31/19 - 01/31/20)		2.24%		10/01/18	421,078,587	421,000,000
Issued 09/28/18, repurchase date 10/05/18 (Collateralized by U.S. Treasury Securities valued at $459,000,027, 1.86% - 3.63%, due 02/15/20 - 09/15/21)		2.19%		10/05/18	450,191,625	450,000,000
RBC DOMINION SECURITIES INC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Treasury Securities valued at $127,552,643, 1.13% - 4.50%, due 09/30/19 - 05/15/41)		2.12%		10/02/18	125,051,528	125,000,000
Issued 09/28/18, repurchase date 10/05/18 (Collateralized by U.S. Treasury Securities valued at $153,064,932, 0.00% - 4.50%, due 10/31/18 - 02/15/48)		2.18%		10/05/18	150,063,583	150,000,000
ROYAL BANK OF CANADA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $51,009,519, 2.00% - 2.25%, due 12/31/23 - 11/15/26)		2.23%		10/01/18	50,009,292	50,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $592,730,678, 0.00% - 6.13%, due 10/11/18 - 08/15/48)		2.24%		10/01/18	581,108,453	581,000,000
Total Repurchase Agreements
(Cost $5,266,725,490)						5,266,725,490
7

Schwab Government Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2018, all of the funds’ investment securities were classified as Level 2.
The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG94697SEP18
8

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 15.9% of net assets
Alabama 0.4%
Huntsville Healthcare Auth
CP		1.70%		10/10/18	30,000,000	30,000,000
CP		1.59%		10/15/18	30,000,000	30,000,000
						60,000,000
California 2.4%
California Dept of Water Resources
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.74%		11/14/18	2,000,000	2,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.74%		10/03/18	28,000,000	28,000,000
RB (Kaiser Permanente) Series 2006E		1.45%		12/06/18	13,600,000	13,600,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.74%		10/03/18	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004E		1.45%		01/08/19	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004I		1.74%		10/03/18	34,110,000	34,110,000
RB (Kaiser Permanente) Series 2004K		1.45%		01/08/19	36,710,000	36,710,000
RB (Kaiser Permanente) Series 2004K		1.80%		01/16/19	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2008B		1.55%		01/04/19	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B1		1.73%		10/09/18	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B2		1.73%		10/02/18	30,000,000	30,000,000
RB (Kaiser Permanente) Series 2009B3		1.73%		10/02/18	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B3		1.73%		10/09/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B3		1.50%		11/14/18	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B4		1.73%		10/09/18	45,000,000	45,000,000
Golden Gate Bridge & Highway District
CP Series A		1.53%		10/05/18	5,500,000	5,500,000
						329,870,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 0.0%
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.70%		10/15/18	1,059,000	1,059,000
District of Columbia 0.3%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.71%	10/10/18	06/07/19	36,240,000	36,240,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2011C		5.00%		10/01/18	3,120,000	3,120,000
Airport System Refunding RB Series 2013A		4.00%		10/01/18	1,000,000	1,000,000
Airport System Refunding RB Series 2015B		4.00%		10/01/18	1,000,000	1,000,000
						41,360,000
Florida 1.4%
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		1.70%		11/05/18	9,023,000	9,023,000
Hillsborough Cnty
CP Notes Series A (LIQ: MUFG UNION BANK NA)		1.82%		12/06/18	400,000	400,000
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		1.68%		10/04/18	25,000,000	25,000,000
Kissimmee Utility Auth
CP Notes Series 2000B (LIQ: JPMORGAN CHASE BANK NA)		1.70%		11/06/18	20,000,000	20,000,000
Miami-Dade Cnty
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.73%		10/11/18	31,500,000	31,500,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.33%		10/09/18	25,000,000	25,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.53%		11/07/18	51,106,000	51,106,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.80%		01/15/19	22,000,000	22,000,000
						184,029,000
Georgia 0.5%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		1.75%		12/05/18	3,260,000	3,260,000
2nd Lien PFC & 3rd Lien CP Series D (LOC: BANK OF AMERICA NA)		1.66%		11/02/18	1,983,000	1,983,000
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		1.75%		12/05/18	19,598,000	19,598,000
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		1.80%		12/05/18	45,500,000	45,500,000
						70,341,000
Idaho 0.1%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.38%		11/01/18	15,500,000	15,500,000
Illinois 0.8%
Chicago
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		1.76%		12/12/18	3,617,000	3,617,000
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		1.81%		12/12/18	11,921,000	11,921,000
OHare Airport CP Notes Series 2009B1&B2 (LOC: MUFG BANK LTD)		1.81%		12/12/18	15,000,000	15,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OHare Airport CP Notes Series 2009C (LOC: BARCLAYS BANK PLC)		1.76%		12/12/18	5,558,000	5,558,000
OHare Airport CP Notes Series 2009C (LOC: BARCLAYS BANK PLC)		1.81%		12/12/18	6,708,000	6,708,000
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.71%		10/04/18	46,190,000	46,190,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.74%		11/02/18	25,143,000	25,143,000
						114,137,000
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		1.77%		11/08/18	10,000,000	10,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.80%		03/15/19	15,000,000	15,000,000
						25,000,000
Maryland 0.2%
Montgomery Cnty
RB (Trinity Health) Series 2013MD		1.75%		12/03/18	30,000,000	30,000,000
Michigan 0.2%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.75%		12/03/18	13,000,000	13,000,000
Univ of Michigan
CP Notes Series K2		1.43%	10/02/18	04/26/19	16,855,000	16,855,000
						29,855,000
Minnesota 0.0%
Rochester
Health Facilities RB (Mayo Clinic) Series 2011B		4.00%		11/15/18	3,980,000	3,990,840
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		1.50%		02/01/19	12,840,000	12,840,000
Nevada 0.3%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.49%		11/05/18	28,500,000	28,500,000
Truckee Meadows Water Auth
Water Revenue CP Series 2006B (LOC: WELLS FARGO BANK NA)		1.69%		10/03/18	5,875,000	5,875,000
						34,375,000
New Jersey 0.0%
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2018C1	a	3.00%		10/03/19	4,537,000	4,580,873
New York 2.7%
Bellmore UFSD
BAN 2018		3.00%		06/28/19	1,900,000	1,917,119
Brewster CSD
BAN 2018		3.00%		07/12/19	39,346,793	39,725,807

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Clarkstown CSD
BAN 2018		3.00%		07/26/19	11,000,000	11,109,386
Deer Park UFSD
TAN 2018-2019		3.00%		06/25/19	10,000,000	10,090,113
Fairpoint CSD
GO BANs 2018		3.25%		07/19/19	7,924,000	8,008,275
Hampton Bays UFSD
BAN 2018		3.00%		06/19/19	11,087,484	11,185,636
TAN 2018-2019		3.00%		06/20/19	12,400,000	12,508,388
Middletown
BAN 2018A		3.50%		08/28/19	10,000,000	10,146,003
Miller Place UFSD
TAN 2018-2019		3.25%		06/27/19	11,000,000	11,116,253
New York State Power Auth
CP Series 2		1.67%		10/04/18	51,657,000	51,657,000
Extendible CP Series 1		1.70%	10/10/18	06/07/19	5,000,000	5,000,000
North Tonawanda SD
BAN 2018		3.25%		08/23/19	10,000,000	10,125,398
Port Auth of New York & New Jersey
CP Series B		1.81%		12/13/18	16,785,000	16,785,000
Port Washington UFSD
BAN 2018		4.00%		08/07/19	10,000,000	10,187,359
Queensbury UFSD
BAN 2018		3.00%		07/12/19	15,000,000	15,142,156
Ravena-Coeymans-Selkirk CSD
GO BAN 2018		4.00%		08/16/19	10,000,000	10,188,865
Riverhead CSD
TAN 2018-2019		3.50%		06/27/19	6,000,000	6,072,546
Sachem Central SD
TAN 2018-2019		3.50%		06/25/19	50,000,000	50,581,947
South Glens Falls CSD
GO BANS 2018A		3.00%		07/26/19	14,000,000	14,127,332
Wappingers CSD
BAN 2018B		3.25%		08/14/19	20,000,000	20,251,689
West Islip UFSD
BAN 2018		3.25%		07/24/19	11,000,000	11,129,705
TAN 2018-2019		3.25%		06/21/19	10,000,000	10,106,943
Westhampton Beach UFSD
TAN 2018-2019		3.25%		06/27/19	10,000,000	10,106,028
Westhill CSD
BAN 2018B		3.00%		07/05/19	11,400,000	11,505,375
						368,774,323
Ohio 0.4%
Franklin Cnty
RB (Trinity Health) Series 2013-OH		1.38%		11/01/18	23,000,000	23,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008B5		1.75%		11/01/18	31,145,000	31,145,000
						54,145,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tennessee 0.3%
Metro Government of Nashville & Davidson Cnty
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		1.74%		10/25/18	18,500,000	18,500,000
Water & Sewer Revenue CP Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		1.68%		10/09/18	15,000,000	15,000,000
						33,500,000
Texas 4.9%
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		1.74%		10/25/18	35,000,000	35,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.62%		10/10/18	73,000,000	73,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.74%		10/25/18	45,000,000	45,000,000
Refunding RB (Methodist Hospital) Series 2009C2		1.72%		10/17/18	26,375,000	26,375,000
Refunding RB (Methodist Hospital) Series 2009C2		1.74%		10/25/18	26,670,000	26,670,000
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.65%		01/28/19	15,000,000	15,000,000
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.80%		01/28/19	20,000,000	20,000,000
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		1.77%		11/08/18	15,000,000	15,000,000
San Antonio
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.68%		10/02/18	30,000,000	30,000,000
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.35%		10/23/18	13,000,000	13,000,000
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.77%		12/21/18	20,000,000	20,000,000
Water System CP Series A (LIQ: MUFG BANK LTD)		1.70%		10/04/18	1,435,000	1,435,000
Texas
TRAN Series 2018		4.00%		08/29/19	333,000,000	339,210,879
Texas Public Finance Auth
CP Series 2003		1.70%		10/15/18	2,185,000	2,185,000
Univ of Texas
CP Notes Series A		1.40%		11/02/18	10,000,000	10,000,000
						671,875,879
Utah 0.3%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.70%		10/19/18	18,000,000	18,000,000
CP Series B1 (LIQ: BANK OF AMERICA NA)		1.68%		10/12/18	20,000,000	20,000,000
						38,000,000
Washington 0.3%
Port of Seattle
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		1.77%		11/14/18	18,655,000	18,655,000
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		1.80%		12/03/18	25,000,000	25,000,000
						43,655,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin 0.1%
Wisconsin
GO CP Notes 2005A (LIQ: BMO HARRIS BANK NA)		1.69%		10/03/18	11,144,000	11,144,000
Total Fixed-Rate Municipal Securities
(Cost $2,178,031,915)						2,178,031,915

Variable-Rate Municipal Securities 83.7% of net assets
Alabama 1.6%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.68%		10/05/18	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.68%		10/05/18	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	b	1.68%		10/05/18	2,310,000	2,310,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/18/18	7,650,000	7,650,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	c,d	1.60%		10/05/18	7,185,000	7,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	c,d	1.61%		10/05/18	20,000,000	20,000,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.61%		10/05/18	12,000,000	12,000,000
Homewood
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	4,000,000	4,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	b	1.68%		10/05/18	4,240,000	4,240,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	b	1.68%		10/05/18	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	b	1.59%		10/05/18	65,000,000	65,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	b	1.59%		10/05/18	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	b	1.59%		10/05/18	30,000,000	30,000,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.64%		10/05/18	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	b	1.59%		10/05/18	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.64%		10/05/18	4,350,000	4,350,000
						219,850,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alaska 0.0%
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.59%		10/05/18	2,380,000	2,380,000
Arizona 0.8%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	4,705,000	4,705,000
RB (Banner Health) Series 2015B (LOC: MUFG BANK LTD)	b	1.72%		10/01/18	1,710,000	1,710,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Las Gardenias Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	13,575,000	13,575,000
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	8,000,000	8,000,000
RB (Banner Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	4,000,000	4,000,000
RB (Banner Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	4,000,000	4,000,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	b	1.68%		10/05/18	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.59%		10/04/18	39,000,000	39,000,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,265,000	5,265,000
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/08/18	27,215,000	27,215,000
						114,220,000
Arkansas 0.4%
Osceola
Solid Waste Disposal RB (Plum Point Energy) Series 2006 (LOC: GOLDMAN SACHS BANK USA)	b	1.58%		10/05/18	50,000,000	50,000,000
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)	b	1.64%		10/05/18	5,320,000	5,320,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.64%		10/05/18	6,450,000	6,450,000
						61,770,000
California 0.9%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	b	1.66%		10/05/18	2,965,000	2,965,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	b	1.70%		10/05/18	1,150,000	1,150,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Health Facilities Financing Auth
RB (Sutter Health) Series 2018A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.58%		10/05/18	5,000,000	5,000,000
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	4,000,000	4,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.58%		10/05/18	3,074,500	3,074,500
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	b	1.67%		10/05/18	1,960,000	1,960,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	b	1.63%		10/05/18	710,000	710,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.66%	10/04/18	01/02/19	14,405,000	14,405,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.58%		10/05/18	6,372,557	6,372,557
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	c,d	1.60%		10/05/18	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	c,d	1.60%		10/05/18	20,830,000	20,830,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.58%		10/05/18	9,205,000	9,205,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	c,d	1.58%		10/05/18	11,160,000	11,160,000
Los Angeles
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/03/18	7,475,000	7,475,000
Los Angeles Dept of Airports
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	1,000,000	1,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	b,c	1.72%		10/05/18	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	b,c	1.70%		10/05/18	5,400,000	5,400,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	b,c	1.71%		10/05/18	4,200,000	4,200,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	b,c	1.70%		10/05/18	9,000,000	9,000,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.64%		10/05/18	1,780,000	1,780,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.58%		10/05/18	8,145,000	8,145,000
						129,432,057
Colorado 3.4%
Boulder Valley SD
GO Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	6,570,000	6,570,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	b	1.61%		10/05/18	20,375,000	20,375,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	b	1.67%		10/05/18	4,750,000	4,750,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	b	1.60%		10/05/18	6,340,000	6,340,000
Colorado Health Facilities Auth
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	c,d	1.71%		10/01/18	28,570,000	28,570,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	c,d	1.61%		10/05/18	9,300,000	9,300,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	16,250,000	16,250,000
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)	b	1.66%		10/05/18	2,115,000	2,115,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)	b	1.66%		10/05/18	3,820,000	3,820,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	16,240,000	16,240,000
Solid Waste Disposal RB (Waste Management) Series 2002 (LOC: JPMORGAN CHASE BANK NA)	b	1.63%		10/05/18	14,060,000	14,060,000
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.63%		10/05/18	10,000,000	10,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	10,310,000	10,310,000
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.62%		10/05/18	49,800,000	49,800,000
Denver
Airport System RB Series 2008C2 (LOC: ROYAL BANK OF CANADA)	c,d,e	1.63%		10/05/18	94,995,000	94,995,000
Airport System RB Series 2008C3 (LOC: ROYAL BANK OF CANADA)	c,d	1.63%		10/05/18	71,000,000	71,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.63%		10/01/18	16,010,000	16,010,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.60%		10/04/18	23,000,000	23,000,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/06/18	4,975,000	4,975,000
Lower Colorado River Auth
Transmission Contract Revenue Revolving Note Series D (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	20,000,000	20,000,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	b	1.65%		10/05/18	2,960,000	2,960,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	c,d	1.61%		10/05/18	8,000,000	8,000,000
Enterprise RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
Refunding RB Series 2017A-2 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/20/18	10,990,000	10,990,000
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
						462,930,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Connecticut 0.0%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	4,440,000	4,440,000
Delaware 0.0%
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	b	1.61%		10/05/18	5,185,000	5,185,000
District of Columbia 1.2%
District of Columbia
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	18,000,000	18,000,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	6,660,000	6,660,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	25,000,000	25,000,000
GO Refunding Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	4,665,000	4,665,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/29/18	3,005,000	3,005,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	20,700,000	20,700,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	12,465,000	12,465,000
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.68%		10/05/18	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	c,d	1.60%		10/05/18	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	c,d	1.60%		10/01/18	9,620,000	9,620,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/01/18	9,130,000	9,130,000
Public Utility Sr Lien RB Series 2017A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	3,750,000	3,750,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	6,680,000	6,680,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/29/18	9,750,000	9,750,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	28,025,000	28,025,000
						167,900,000
Florida 4.3%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	b	1.59%		10/05/18	9,830,000	9,829,903
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		10/05/18	5,395,000	5,395,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)	b	1.59%		10/05/18	13,075,000	13,075,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Broward Cnty HFA
M/F Housing RB (Cypress Grove Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	30,730,000	30,730,000
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	b	1.59%		10/05/18	3,545,000	3,545,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	b	1.62%		10/05/18	1,300,000	1,300,000
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/29/18	4,465,000	4,465,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		10/05/18	7,500,000	7,500,000
East Central Regional Wastewater Treatment Facilities Operation Board
Wastewater Refunding RB Series 2017 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	6,100,000	6,100,000
Florida Dept of Transportation
Bridge Construction Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		10/05/18	4,075,000	4,075,000
Bridge Construction Bonds Series 2018B (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	3,800,000	3,800,000
Florida Housing Finance Agency
M/F Housing RB (Woodlands Apts) Series 1985S (LOC: NORTHERN TRUST COMPANY (THE))	b	1.62%		10/05/18	10,250,000	10,250,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	10,340,000	10,340,000
Housing RB (Heritage Pointe Apts) Series 1999I1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.59%		10/05/18	8,730,000	8,730,000
Housing RB (Stuart Pointe Apts) Series 2003B1 (LOC: SUNTRUST BANK)	b	1.68%		10/05/18	6,770,000	6,770,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	5,335,000	5,335,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	b	1.60%		10/05/18	1,700,000	1,700,000
M/F Mortgage RB (BridgeWater Club Apts) Series 2002L1 (LOC: SUNTRUST BANK)	b	1.64%		10/05/18	5,965,000	5,965,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	b	1.64%		10/05/18	3,095,000	3,095,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	7,400,000	7,400,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	5,900,000	5,900,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	b	1.64%		10/05/18	3,460,000	3,460,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	6,585,000	6,585,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	5,040,000	5,040,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	14,010,000	14,010,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%		10/04/18	5,000,000	5,000,000
Public Education Capital Outlay Refunding Bonds Series 2017A2 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/13/18	4,980,000	4,980,000
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/20/18	3,650,000	3,650,000
Greater Orlando Aviation Auth
Airport RB Series 2003A	b	1.63%		10/05/18	18,285,000	18,285,000
Airport Sub RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	c	1.81%	10/04/18	04/01/19	8,600,000	8,600,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	c	1.76%	10/04/18	03/01/19	1,400,000	1,400,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	19,570,000	19,570,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	b	1.59%		10/05/18	6,035,000	6,035,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)	b	1.81%		10/05/18	600,000	600,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		10/05/18	3,705,000	3,704,964
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		10/05/18	8,600,000	8,600,000
Mecklenburg Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/13/18	5,585,000	5,585,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A	b	1.63%		10/05/18	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B	b	1.63%		10/05/18	20,230,000	20,230,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.58%		10/05/18	40,400,000	40,400,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	9,830,000	9,830,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	7,170,000	7,170,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	7,760,000	7,760,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	12,400,000	12,400,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	8,085,000	8,085,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.63%		10/05/18	7,675,000	7,675,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	c,d,e	1.60%		10/05/18	74,750,000	74,750,000
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	c,d	1.60%		10/05/18	68,590,000	68,590,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	b	1.63%		10/05/18	2,710,000	2,710,000
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	10,235,000	10,235,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.66%		10/05/18	6,165,000	6,165,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.61%		10/05/18	760,000	760,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: JPMORGAN CHASE BANK NA)	b	1.60%		10/05/18	6,140,000	6,140,000
						593,964,867
Georgia 3.7%
Atlanta
GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	7,800,000	7,800,000
Water & Wastewater Refunding RB Series 2015 & 2017A (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	12,430,000	12,430,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	27,465,000	27,465,000
Water & Wastewater Refunding RB Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.58%		10/05/18	31,765,000	31,765,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	4,660,000	4,660,000
Water & Wastewater Refunding RB Series 2018B (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	7,000,000	7,000,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)	b	1.63%		10/05/18	6,840,000	6,840,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b,e	1.65%		10/05/18	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)	b	1.63%		10/05/18	4,700,000	4,700,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	7,365,000	7,365,000
DeKalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		10/05/18	6,860,000	6,860,000
M/F Housing RB (Highland Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		10/05/18	15,800,000	15,800,000
M/F Housing RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	6,860,000	6,860,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.68%		10/05/18	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		10/05/18	9,600,000	9,600,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	b	1.61%		10/05/18	40,875,000	40,875,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		10/05/18	6,200,000	6,200,000
Loganville Housing Auth
M/F Housing Refunding RB (Alexander Crossing Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		10/05/18	12,345,000	12,345,000
Macon Water Auth
Water & Sewer RB Series 2012	b	1.59%		10/05/18	10,000,000	10,000,000
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.66%	10/04/18	12/03/18	139,425,000	139,425,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.66%	10/04/18	12/03/18	46,085,000	46,085,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.67%		10/05/18	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/15/18	12,025,000	12,025,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.76%	10/04/18	03/14/19	9,990,000	9,990,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: SUNTRUST BANK)	b	1.63%		10/05/18	5,000,000	5,000,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.69%		10/05/18	3,895,000	3,895,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)	b	1.62%		10/05/18	1,600,000	1,600,000
						509,345,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hawaii 0.3%
Hawaii
GO Bonds Series 2011DZ (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
GO Bonds Series 2012A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
GO Bonds Series 2017FK (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/18/18	8,630,000	8,630,000
Honolulu
GO Bonds Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	6,345,000	6,345,000
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/15/18	6,950,000	6,950,000
						41,425,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.68%		10/05/18	5,920,000	5,920,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.68%		10/05/18	1,500,000	1,500,000
						7,420,000
Illinois 4.6%
Aurora
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		10/05/18	12,410,000	12,410,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.61%		10/05/18	5,410,000	5,410,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	b	1.65%		10/05/18	4,537,000	4,537,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.61%		10/05/18	1,060,000	1,060,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)	b	1.61%		10/05/18	3,060,000	3,060,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	b	1.61%		10/05/18	8,180,000	8,180,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	b	1.62%		10/05/18	30,855,000	30,855,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	b	1.64%		10/05/18	50,000,000	50,000,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)	b	1.60%		10/05/18	2,230,000	2,230,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	5,200,000	5,200,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	7,960,000	7,960,000
M/F Housing RB (West Chicago Sr Apts) Series 2003 (LOC: CITIBANK NA)	b	1.64%		10/05/18	5,800,000	5,800,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.67%		10/05/18	32,000,000	32,000,000
RB (Advocate Health Care) Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	46,130,000	46,130,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.68%		10/05/18	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.62%		10/05/18	2,500,000	2,500,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.73%		10/05/18	1,630,000	1,630,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.62%		10/05/18	8,350,000	8,350,000
RB (Northwestern Memorial Healthcare) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,600,000	5,600,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	3,950,000	3,950,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	18,090,000	18,090,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	36,825,000	36,825,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.62%		10/05/18	3,800,000	3,800,000
RB (Univ of Chicago Medical Center) Series 2011C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	8,625,000	8,625,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	32,425,000	32,425,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	4,700,000	4,700,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	35,600,000	35,600,000
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	13,350,000	13,350,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	6,400,000	6,400,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,000,000	3,000,000
Illinois Housing Development Auth
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	1.87%		10/05/18	3,230,000	3,230,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	1.82%		10/05/18	2,900,000	2,900,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	11,470,000	11,470,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	20,475,000	20,475,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	6,770,000	6,770,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	c,d	1.61%		10/05/18	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.60%		10/05/18	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	7,339,500	7,339,500
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	34,790,000	34,790,000
Sr Refunding RB Series 2016A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	2,780,000	2,780,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		10/05/18	27,000,000	27,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))	b	1.75%		10/05/18	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.71%		10/05/18	1,500,000	1,500,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.63%		10/05/18	465,000	465,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.66%		10/05/18	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	c,d	1.64%		10/05/18	11,625,000	11,625,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	b	1.63%		10/05/18	5,000,000	5,000,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	14,550,000	14,550,000
Will Cnty
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	3,400,000	3,400,000
						625,586,500
Indiana 1.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	b	1.60%		10/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	b	1.60%		10/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	b	1.60%		10/05/18	20,000,000	20,000,000
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005	b	1.59%		10/05/18	39,000,000	39,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	b	1.60%		10/05/18	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.60%		10/05/18	2,500,000	2,500,000
Health System RB (Sisters of St Francis Health) Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	c,d	1.60%		10/05/18	10,000,000	10,000,000
Refunding RB (Trinity Health) Series 2009A & 2010B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	16,750,000	16,750,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	8,275,000	8,275,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)	b	1.68%		10/05/18	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.70%		10/05/18	24,200,000	24,200,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)	b	1.72%		10/05/18	1,760,000	1,760,000
						162,760,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa 1.5%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.64%		10/05/18	9,540,000	9,540,000
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	21,000,000	21,000,000
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	9,260,000	9,260,000
Midwestern Disaster Area RB (Cargill) Series 2009A	b	1.60%		10/05/18	69,300,000	69,300,000
Midwestern Disaster Area RB (Cargill) Series 2009B	b	1.60%		10/05/18	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2012A	b	1.60%		10/05/18	60,300,000	60,300,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.60%		10/05/18	10,750,000	10,750,000
						200,228,000
Kansas 1.0%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	b	1.69%		10/05/18	36,050,000	36,050,000
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)	b	1.69%		10/05/18	50,750,000	50,750,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	1,600,000	1,600,000
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)	b	1.63%		10/05/18	21,900,000	21,900,000
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	9,285,000	9,285,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	12,715,000	12,715,000
						132,300,000
Kentucky 0.8%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: MUFG BANK LTD)	b	1.62%		10/05/18	20,000,000	20,000,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	b	1.76%		10/05/18	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	b	1.62%		10/05/18	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	b	1.62%		10/05/18	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	b	1.61%		10/05/18	4,400,000	4,400,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.69%		10/05/18	3,400,000	3,400,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	7,950,000	7,950,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kentucky Sanitation District #1
Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/18/18	24,210,000	24,210,000
Logan Cnty
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.59%		10/05/18	7,450,000	7,450,000
Minor Lane Heights
Solid Waste Disposal RB (Waste Management of Kentucky) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.59%		10/05/18	11,000,000	11,000,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: MUFG BANK LTD)	b	1.62%		10/05/18	9,525,000	9,525,000
						106,250,000
Louisiana 0.7%
Ascension Parish IDB
RB (BASF SE) Series 2009	b	1.63%		10/05/18	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	b	1.65%		10/05/18	5,100,000	5,100,000
Louisiana
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	4,000,000	4,000,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		10/05/18	8,170,000	8,170,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.68%		10/05/18	12,990,000	12,990,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		10/05/18	6,400,000	6,400,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	b	1.67%		10/05/18	6,000,000	6,000,000
RB (BASF Corp) Series 2001	b	1.67%		10/05/18	8,000,000	8,000,000
RB (BASF Corp) Series 2002	b	1.67%		10/05/18	10,000,000	10,000,000
St. James Parish
RB (NuStar Logistics) Series 2010 (LOC: MIZUHO BANK LTD)	b	1.60%		10/05/18	30,000,000	30,000,000
						95,660,000
Maine 0.1%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	b	1.58%		10/05/18	920,000	920,000
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: CITIBANK NA)	b	1.64%		10/05/18	8,750,000	8,750,000
						9,670,000
Maryland 1.2%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/25/18	10,000,000	10,000,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		10/05/18	2,570,000	2,570,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	b,c	1.71%		10/05/18	12,400,000	12,400,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.58%		10/05/18	6,850,000	6,850,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.61%		10/05/18	7,200,000	7,200,000
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		10/05/18	4,750,000	4,750,000
M/F Development RB (Sharp Leadenhall Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		10/05/18	12,330,000	12,330,000
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	b	1.59%		10/05/18	11,565,000	11,565,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.59%		10/05/18	4,775,000	4,774,981
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.59%		10/05/18	7,200,000	7,200,000
Maryland Health & Higher Educational Facilities Auth
RB (Mercy Ridge) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.61%		10/05/18	17,650,000	17,650,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.59%		10/05/18	7,535,000	7,535,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/25/18	3,985,000	3,985,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	15,975,000	15,975,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.57%		10/05/18	31,650,000	31,650,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/13/18	4,980,000	4,980,000
						161,414,981
Massachusetts 1.8%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/08/18	4,265,000	4,265,000
Massachusetts
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	2,000,000	2,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		10/05/18	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		10/05/18	2,390,000	2,390,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: BARCLAYS BANK PLC)	b	1.56%		10/05/18	10,000,000	10,000,000
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.60%		10/04/18	37,390,000	37,390,000
Massachusetts Clean Water Trust
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	6,665,000	6,665,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)	b	1.64%		10/05/18	2,740,000	2,740,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	12,560,000	12,560,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.60%		10/05/18	3,705,000	3,705,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.60%		10/05/18	5,410,000	5,410,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.60%		10/05/18	19,220,000	19,220,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	c,d	1.69%		10/05/18	5,050,000	5,050,000
RB (Harvard Univ) Series 2010B2 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	1,500,000	1,500,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	c,d	1.59%		10/05/18	11,250,000	11,250,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	4,170,000	4,170,000
RB (Partners HealthCare) Series 2015O1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	4,265,000	4,265,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,300,000	3,300,000
Massachusetts Health & Educational Facilities Auth
RB (Capital Asset Program) Series M4A (LOC: BANK OF AMERICA NA)	b	1.62%		10/05/18	2,770,000	2,770,000
Massachusetts HFA
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	c,d	1.61%		10/05/18	2,430,000	2,430,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	c,d	1.61%		10/05/18	2,875,000	2,875,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	18,745,000	18,745,000
Housing Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	11,875,000	11,875,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	4,125,000	4,125,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	10,830,000	10,830,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/22/18	3,890,000	3,890,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	8,985,000	8,985,000
Sub Dedicated Sales Tax Bonds Series 2018B (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	8,330,000	8,330,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	11,340,000	11,340,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	8,000,000	8,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	8,325,000	8,325,000
						250,280,000
Michigan 1.9%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	c,d	1.60%		10/05/18	5,595,000	5,595,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	c,d	1.60%		10/05/18	18,150,000	18,150,000
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))	b	1.70%		10/05/18	1,750,000	1,750,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	23,000,000	23,000,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	3,200,000	3,200,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	1,000,000	1,000,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	4,060,000	4,060,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,775,000	3,775,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	2,000,000	2,000,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	b	1.61%		10/05/18	9,450,000	9,450,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)	b	1.64%		10/05/18	33,795,000	33,795,000
Rental Housing RB Series 2005A (LIQ: MUFG BANK LTD)	b	1.66%		10/05/18	655,000	655,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)	b	1.65%		10/05/18	210,000	210,000
Rental Housing RB Series 2008C (LIQ: MUFG BANK LTD)	b	1.65%		10/05/18	9,825,000	9,825,000
Rental Housing RB Series 2008D (LIQ: MUFG BANK LTD)	b	1.65%		10/05/18	33,185,000	33,185,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	28,500,000	28,500,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	15,835,000	15,835,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	b	1.60%		10/05/18	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	b	1.68%		10/05/18	2,625,000	2,625,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	b	1.68%		10/05/18	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	b	1.68%		10/05/18	5,250,000	5,250,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	b	1.59%		10/05/18	18,545,000	18,545,000
						256,380,000
Minnesota 0.6%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	1.60%		10/05/18	20,275,000	20,275,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		10/05/18	5,705,000	5,705,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.67%		10/05/18	15,250,000	15,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	18,015,000	18,015,000
Minneapolis
Health Care System RB (Fairview Health) Series 2008D (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,710,000	5,710,000
Minnesota
GO Bonds Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,400,000	3,400,000
Minnesota HFA
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	b	1.59%		10/05/18	13,150,000	13,150,000
St. Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.70%		10/05/18	845,000	845,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	b	1.69%		10/05/18	4,760,000	4,760,000
						87,110,000
Mississippi 0.2%
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)	b	1.69%		10/05/18	1,840,000	1,840,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	c,d	1.59%		10/05/18	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.68%		10/05/18	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		10/05/18	5,360,000	5,360,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	9,760,000	9,760,000
						25,160,000
Missouri 1.9%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	7,100,000	7,100,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.63%		10/05/18	2,160,000	2,160,000
Kansas City
Sanitary Sewer System RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.61%		10/05/18	4,200,000	4,200,000
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/29/18	8,555,000	8,555,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.64%		10/05/18	9,510,000	9,510,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.63%		10/05/18	29,560,000	29,560,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/22/18	10,690,000	10,690,000
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	1,665,000	1,665,000
Wastewater System Revenue & Refunding Bonds Series 2017A (LIQ: WELLS FARGO BANK NA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	c,d,e	1.59%		10/05/18	66,000,000	66,000,000
Health Facilities RB (BJC Health) Series 2014 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	8,000,000	8,000,000
Health Facilities RB (BJC Health) Series 2017D (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
Health Facilities RB (Mercy Health) Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	19,480,000	19,480,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.63%		10/01/18	15,485,000	15,485,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002	b	1.67%		10/05/18	18,000,000	18,000,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	b	1.76%		10/05/18	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	3,800,000	3,800,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b,e	1.63%		10/05/18	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	7,235,000	7,235,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	16,275,000	16,275,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.63%		10/05/18	1,605,000	1,605,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	b	1.63%		10/05/18	4,850,000	4,850,000
						259,440,000
Nebraska 1.2%
Douglas Cnty
Solid Waste Disposal RB (Waste Management) Series 2003A (LOC: BANK OF AMERICA NA)	b	1.63%		10/05/18	10,000,000	10,000,000
Douglas Cnty Hospital Auth #3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (ESCROW) (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	5,265,000	5,265,000
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%		10/04/18	25,525,000	25,525,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%		10/04/18	9,035,000	9,035,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		10/05/18	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.64%		10/05/18	31,990,000	31,990,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.64%		10/05/18	26,875,000	26,875,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	b	1.64%		10/05/18	18,485,000	18,485,000
Washington Cnty
IDRB (Cargill) Series 2010	b	1.60%		10/05/18	17,000,000	17,000,000
IDRB (Cargill) Series 2010B	b	1.60%		10/05/18	10,000,000	10,000,000
						163,125,000
Nevada 2.0%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.62%		10/05/18	28,485,000	28,485,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.65%		10/05/18	47,130,000	47,130,000
Airport System Sub Lien RB Series 2011B1 (LOC: CITIBANK NA)	b	1.65%		10/05/18	34,800,000	34,800,000
GO Refunding Bonds Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%		10/04/18	6,400,000	6,400,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	b	1.59%		10/05/18	8,590,000	8,590,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	7,805,000	7,805,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/20/18	8,635,000	8,635,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	6,750,000	6,750,000
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.59%		10/05/18	9,000,000	9,000,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.60%		10/05/18	7,210,000	7,210,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/06/18	9,990,000	9,990,000
Nevada Housing Division
Housing RB (The Bluffs at Reno Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	17,850,000	17,850,000
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.63%		10/05/18	8,720,000	8,720,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	11,500,000	11,500,000
M/F Housing RB (Southwest Village Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	17,000,000	17,000,000
RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	14,800,000	14,800,000
						277,000,000
New Hampshire 0.9%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 1998 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.67%		10/05/18	34,000,000	34,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.67%		10/05/18	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.67%		10/05/18	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b,c	1.67%		10/05/18	45,000,000	45,000,000
						128,500,000
New Jersey 1.1%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	c,d	1.59%		10/05/18	4,000,000	4,000,000
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.60%		10/05/18	475,000	475,000
Motor Vehicle Surcharges RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	6,430,000	6,430,000
New Jersey Health Care Facilities Financing Auth
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)	b	1.60%		10/05/18	2,980,000	2,980,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.60%		10/04/18	36,410,000	36,410,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d,e	1.60%		10/04/18	84,110,000	84,110,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	14,800,000	14,800,000
						149,205,000
New York 12.8%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)	b	1.60%		10/05/18	13,560,000	13,560,000
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/11/18	7,985,000	7,985,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	3,750,000	3,750,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	8,000,000	8,000,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.61%		10/05/18	7,535,000	7,535,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	b	1.66%		10/05/18	3,695,000	3,695,000
New York City
GO Bonds Fiscal 2008 Series J8 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.65%		10/05/18	24,800,000	24,800,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	12,690,000	12,690,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	3,500,000	3,500,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	b	1.70%		10/01/18	6,720,000	6,720,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	18,600,000	18,600,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	25,835,000	25,835,000
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	b	1.68%		10/01/18	8,760,000	8,760,000
GO Bonds Fiscal 2018 Series F1 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	4,910,000	4,910,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	2,625,000	2,625,000
M/F Housing RB Series 2017G1 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	8,250,000	8,250,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)	b	1.63%		10/05/18	4,250,000	4,250,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	b	1.61%		10/05/18	21,600,000	21,600,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		10/05/18	4,900,000	4,900,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	37,400,000	37,400,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	50,000,000	50,000,000
M/F Rental Housing RB (The Nicole) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	14,200,000	14,200,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	b	1.60%		10/05/18	8,000,000	8,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 1st Resolution RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)	b	1.70%		10/01/18	950,000	950,000
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,975,000	3,975,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	18,675,000	18,675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2011 Series EE (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	3,000,000	3,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		10/05/18	11,500,000	11,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	2,625,000	2,625,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	4,000,000	4,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	c,d	1.70%		10/01/18	10,000,000	10,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series BB1 & 2017 Series EE (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	8,200,000	8,200,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	6,000,000	6,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series EE (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	10,385,000	10,385,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	c,d	1.70%		10/01/18	55,000,000	55,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series FF2 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	28,305,000	28,305,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	b	1.68%		10/01/18	6,170,000	6,170,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.58%		10/05/18	10,130,000	10,130,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	6,000,000	6,000,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	6,250,000	6,250,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Building Aid RB Fiscal 2016 Series S1 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.58%		10/05/18	4,000,000	4,000,000
Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,865,000	5,865,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)	b	1.68%	10/01/18	10/02/18	20,855,000	20,855,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	c,d	1.70%		10/01/18	10,000,000	10,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E-1 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	4,600,000	4,600,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	14,215,000	14,215,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,300,000	3,300,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	6,300,000	6,300,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,910,000	5,910,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2018B (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	4,800,000	4,800,000
RB (Cornell Univ) Series 2009A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	10,395,000	10,395,000
RB (Cornell Univ) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
RB (New York Univ) Series 2018A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	4,800,000	4,800,000
State Personal Income Tax RB Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	7,365,000	7,365,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	4,200,000	4,200,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	14,000,000	14,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,750,000	3,750,000
State Personal Income Tax RB Series 2016A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	13,860,000	13,860,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		10/05/18	5,665,000	5,665,000
State Personal Income Tax RB Series 2017B (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	11,250,000	11,250,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	c,d	1.59%		10/05/18	2,580,000	2,580,000
State Sales Tax RB Series 2018A&C (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		10/05/18	21,870,000	21,870,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	b	1.59%		10/05/18	53,500,000	53,500,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	2,500,000	2,500,000
New York State HFA
Housing RB (188 Ludlow St) Series 2006A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.63%		10/05/18	50,000,000	50,000,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.63%		10/05/18	12,295,000	12,295,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	17,500,000	17,500,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	16,600,000	16,600,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	31,000,000	31,000,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	68,700,000	68,700,000
Housing RB (55 W 25th Street) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	75,000,000	75,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	22,640,000	22,640,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	154,965,000	154,964,366
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		10/05/18	1,330,000	1,330,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	47,000,000	47,000,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	12,000,000	12,000,000
Housing RB (Caroline Apts) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.61%		10/05/18	2,775,000	2,775,000
Housing RB (Chelsea Apartments) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		10/05/18	66,105,000	66,105,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	51,900,000	51,900,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	5,800,000	5,800,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	12,400,000	12,400,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.61%		10/05/18	55,000,000	55,000,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	37,000,000	37,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	21,400,000	21,400,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	23,400,000	23,400,000
Housing RB (Worth St Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	33,300,000	33,300,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)	b	1.72%		10/01/18	6,100,000	6,100,000
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	b	1.71%		10/01/18	11,215,000	11,215,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	b	1.71%		10/01/18	180,000	180,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	17,700,000	17,700,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,000	5,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	11,600,000	11,600,000
State Personal Income Tax RB Series 2017C (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	12,800,000	12,800,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	b,c	1.62%		10/05/18	1,275,000	1,275,000
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.64%		10/05/18	6,440,000	6,440,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.63%		10/05/18	2,200,000	2,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.64%		10/05/18	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	c,d	1.59%		10/05/18	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.64%		10/05/18	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	c,d	1.62%		10/05/18	2,050,000	2,050,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,050,000	3,050,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	870,000	870,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,475,000	5,475,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	6,000,000	6,000,000
Triborough Bridge & Tunnel Auth
General RB Series 2009A2 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	18,435,000	18,435,000
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	2,500,000	2,500,000
						1,762,059,366
North Carolina 0.8%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.62%		10/05/18	2,000,000	2,000,000
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/06/18	27,090,000	27,090,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	2,750,000	2,750,000
Limited Obligation Bonds Series 2011C (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	8,000,000	8,000,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	7,400,000	7,400,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2009B (ESCROW) (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	12,600,000	12,600,000
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	3,200,000	3,200,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.58%		10/05/18	19,735,000	19,735,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	2,249,000	2,249,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.62%		10/05/18	1,180,000	1,180,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.70%		10/01/18	12,040,000	12,040,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.62%		10/05/18	7,000,000	7,000,000
						105,244,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	b	1.59%		10/05/18	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	b	1.59%		10/05/18	7,465,000	7,465,000
Traill Cnty
IDRB Refunding Bonds (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	1.63%		10/05/18	3,480,000	3,480,000
						17,945,000
Ohio 1.7%
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	4,000,000	4,000,000
Cleveland
Water RB Series 2015AA (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	10,000,000	10,000,000
Cleveland Cnty Industrial Facilities & Pollution Control Financing Auth
Recreational Facilities RB (Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.60%		10/05/18	8,095,000	8,095,000
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	3,000,000	3,000,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.60%		10/05/18	2,000,000	2,000,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.66%		10/05/18	3,100,000	3,100,000
RB (Trinity Health) Series 2017A-OH (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	2,000,000	2,000,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/22/18	6,000,000	6,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	b	1.63%		10/05/18	7,910,000	7,910,000
Montgomery Cnty
M/F Housing RB (Cambridge Commons Apts) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	b	1.65%		10/05/18	7,920,000	7,920,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2014 (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	2,000,000	2,000,000
Ohio
Hospital RB (Cleveland Clinic) Series 2009B1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,250,000	5,250,000
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.68%		10/01/18	10,000,000	10,000,000
Hospital RB (University Hospitals Health System) Series 2018B (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.60%		10/05/18	49,405,000	49,405,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	17,330,000	17,330,000
Ohio HFA
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	3,765,000	3,765,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	4,095,000	4,095,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	4,135,000	4,135,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,665,000	5,665,000
Hospital RB (Cleveland Clinic) Series 2009B1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	2,745,000	2,745,000
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.60%		10/04/18	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)	b	1.68%		10/05/18	49,500,000	49,500,000
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	c	1.76%	10/04/18	12/03/18	5,000,000	5,000,000
Univ of Cincinnati
RB Series 2017A (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	2,000,000	2,000,000
						234,295,000
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/11/18	11,020,000	11,020,000
Oregon 0.3%
Clackamas Cnty SD #7J
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/27/18	12,130,000	12,130,000
Oregon Business Development Commission
Business Development RB (Murphy Co) Series 230 (LOC: US BANK NATIONAL ASSOCIATION)	b	1.61%		10/05/18	6,000,000	6,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon Facilities Auth
M/F Housing RB (Vintage At Bend Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	4,995,000	4,995,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	b	1.61%		10/05/18	2,515,000	2,515,000
Oregon Housing & Community Services Dept
Housing Development RB (Redwood Park Apts) Series 2005F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	4,000,000	4,000,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/06/18	6,000,000	6,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	c,d	1.59%		10/05/18	3,835,000	3,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		10/05/18	7,800,000	7,800,000
						47,275,000
Pennsylvania 2.1%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D1 (LOC: ROYAL BANK OF CANADA)	c,d	1.70%		10/01/18	26,425,000	26,425,000
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	c,d	1.70%		10/01/18	40,110,000	40,110,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997	b	1.65%		10/05/18	10,800,000	10,800,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.63%		10/05/18	17,480,000	17,480,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	7,580,000	7,580,000
Health System RB (Geisinger Health) Series 2011A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	6,285,000	6,285,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	4,995,000	4,995,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		10/05/18	4,690,000	4,690,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.60%		10/05/18	5,820,000	5,820,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.61%		10/05/18	4,175,000	4,175,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.67%		10/05/18	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	8,010,000	8,010,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	b	1.73%		10/05/18	4,490,000	4,490,000
Pennsylvania
GO Bonds 1st Series 2012 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.60%		10/05/18	2,000,000	2,000,000
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.59%		10/04/18	25,000,000	25,000,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.62%		10/05/18	1,700,000	1,700,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.62%		10/05/18	1,500,000	1,500,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.86%		10/05/18	5,390,000	5,390,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)	b	1.59%		10/05/18	23,465,000	23,465,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)	b	1.59%		10/05/18	25,950,000	25,950,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)	b	1.59%		10/05/18	1,255,000	1,255,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.58%		10/05/18	3,045,000	3,045,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.58%		10/05/18	4,200,000	4,200,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.66%		10/05/18	2,825,000	2,825,000
S/F Mortgage RB Series 2017-122 (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	3,270,000	3,270,000
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	c,d	1.62%		10/05/18	5,220,000	5,220,000
S/F Mortgage RB Series 2017-125B (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	2,500,000	2,500,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.61%		10/05/18	5,000,000	5,000,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	c,d	1.60%		10/05/18	6,905,000	6,905,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.64%		10/05/18	11,255,000	11,255,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.61%		10/05/18	2,800,000	2,800,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.61%		10/05/18	4,400,000	4,400,000
						285,540,000
Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
M/F Mortgage RB (Groves at Johnson) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.61%		10/05/18	27,150,000	27,150,000
South Carolina 0.3%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/15/18	3,000,000	3,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	6,000,000	6,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	c,d	1.59%		10/05/18	3,100,000	3,100,000
Lancaster Cnty SD
GO Bonds Series 2017 (GTY: SOUTH CAROLINA SD CREDIT ENH PROG (PRE-D INT)) (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	9,415,000	9,415,000
South Carolina Jobs Economic Development Auth
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	b	1.65%		10/05/18	25,000,000	25,000,000
						46,515,000
South Dakota 0.1%
South Dakota Housing Development Auth
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.67%		10/05/18	5,200,000	5,200,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)	b	1.68%		10/05/18	5,500,000	5,500,000
						10,700,000
Tennessee 1.0%
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)	b	1.62%		10/05/18	600,000	600,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	b,c	1.62%		10/05/18	2,880,000	2,880,000
Pooled Financing RB Series 2009 (LOC: BANK OF AMERICA NA)	b	1.62%		10/05/18	7,840,000	7,840,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	1,900,000	1,900,000
Lewisburg IDB
Solid Waste Disposal RB (Waste Management of Tennessee) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.59%		10/05/18	5,000,000	5,000,000
Memphis
General RB Series 2015C (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	2,250,000	2,250,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.63%		10/01/18	21,255,000	21,255,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	6,740,000	6,740,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	b	1.63%		10/05/18	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	b,c	1.62%		10/05/18	100,000	100,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	b	1.62%		10/05/18	5,205,000	5,205,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.61%		10/05/18	22,900,000	22,900,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	3,200,000	3,200,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/20/18	33,160,000	33,160,000
						134,350,000
Texas 13.5%
Abilene
Tax & Surplus Revenue Obligation Series 2015 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	6,000,000	6,000,000
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	6,670,000	6,670,000
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/15/18	7,285,000	7,285,000
Austin ISD
ULT Refunding Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	8,225,000	8,225,000
Bexar Cnty
Tax & Revenue Obligation Series 2014 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.64%		10/05/18	10,375,000	10,375,000
Boerne ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	c,d	1.60%		10/05/18	2,790,000	2,790,000
Brazos Harbor IDC
RB (BASF Corp) Series 2003	b	1.67%		10/05/18	19,000,000	19,000,000
Refunding RB (BASF Corp) Series 2006	b	1.67%		10/05/18	35,000,000	35,000,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001	b	1.67%		10/05/18	25,000,000	25,000,000
RB (BASF Corp) Series 2002	b	1.67%		10/05/18	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.60%		10/05/18	23,500,000	23,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	b	1.60%		10/05/18	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.62%		10/05/18	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.66%		10/05/18	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.62%		10/05/18	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	b	1.60%		10/05/18	50,000,000	50,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.66%		10/05/18	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.62%		10/05/18	32,300,000	32,300,000
Capital Area Housing Finance Corporation
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	14,650,000	14,650,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.60%		10/05/18	12,305,000	12,305,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	3,335,000	3,335,000
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.63%		10/01/18	32,710,000	32,710,000
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Mgmt) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.59%		10/05/18	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	b	1.59%		10/05/18	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	b	1.59%		10/05/18	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	b	1.68%		10/05/18	2,275,000	2,275,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.68%		10/05/18	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	6,520,000	6,520,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	b	1.61%		10/05/18	16,180,000	16,180,000
Denton ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.59%		10/05/18	3,745,000	3,745,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	1.60%		10/05/18	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/11/18	4,845,000	4,845,000
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	7,790,000	7,790,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	c,d	1.61%		10/05/18	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.59%		10/05/18	35,600,000	35,600,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2002	b	1.65%		10/01/18	5,925,000	5,925,000
Solid Waste Disposal RB (Waste Management) Series 2004A (LOC: JPMORGAN CHASE BANK NA)	b	1.63%		10/05/18	32,700,000	32,700,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	b	1.68%		10/05/18	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	b	1.68%		10/05/18	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.68%		10/05/18	4,000,000	4,000,000
Harris Cnty
Refunding RB Series 2015A (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	8,785,000	8,785,000
Toll Road Sr Lien Refunding RB Series 2012B (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	17,635,000	17,635,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.61%		10/05/18	3,905,000	3,905,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	b	1.63%		10/05/18	11,140,000	11,140,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	6,815,000	6,815,000
Hays Consolidated ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/11/18	4,640,000	4,640,000
Houston
Public Improvement Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	c,d	1.61%		10/05/18	7,000,000	7,000,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	11,250,000	11,250,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.60%		10/04/18	10,055,000	10,055,000
Lamar Consolidated ISD
ULT Schoolhouse Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)	b	1.64%		10/05/18	13,600,000	13,600,000
Leander ISD
ULT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	7,000,000	7,000,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	1.60%		10/05/18	6,575,000	6,575,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)	b	1.68%		10/05/18	4,330,000	4,330,000
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	4,140,000	4,140,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.60%		10/05/18	18,500,000	18,500,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.63%		10/01/18	51,440,000	51,440,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	18,895,000	18,895,000
Northwest ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	6,670,000	6,670,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		10/05/18	13,885,000	13,885,000
Parker Cnty
ULT Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	4,000,000	4,000,000
Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	2,500,000	2,500,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	b	1.63%		10/05/18	57,565,000	57,565,000
Exempt Facilities RB (Total USA) Series 2011	b	1.63%		10/05/18	40,000,000	40,000,000
Exempt Facilities RB (Total USA) Series 2012	b,e	1.63%		10/05/18	89,200,000	89,200,000
Exempt Facilities RB (Total USA) Series 2012A	b	1.63%		10/05/18	64,200,000	64,200,000
Exempt Facilities RB (Total USA) Series 2012B	b	1.63%		10/05/18	20,000,000	20,000,000
Port of Houston Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.64%		10/05/18	37,830,000	37,830,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	b	1.63%		10/05/18	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	b	1.63%		10/05/18	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B	b	1.66%		10/05/18	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B	b	1.67%		10/05/18	10,000,000	10,000,000
RB (BASF Corp) Series 1998	b	1.65%		10/05/18	15,200,000	15,200,000
RB (BASF Corp) Series 2002A	b	1.67%		10/05/18	15,000,000	15,000,000
RB (BASF Corp) Series 2003A	b	1.67%		10/05/18	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008	b	1.67%		10/05/18	50,000,000	50,000,000
Princeton ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
San Antonio
Electric & Gas Systems Jr Lien RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	26,625,000	26,625,000
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,000,000	5,000,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/22/18	8,085,000	8,085,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.59%		10/05/18	18,535,000	18,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	10,705,000	10,705,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	10,800,000	10,800,000
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	12,535,000	12,535,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	11,250,000	11,250,000
Texas
GO Bonds Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.62%		10/05/18	76,000,000	76,000,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.63%		10/05/18	20,000,000	20,000,000
GO Refunding Bonds Series 1999A (LIQ: MUFG BANK LTD)	b	1.64%		10/05/18	3,700,000	3,700,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	10,390,000	10,390,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		10/05/18	12,620,000	12,620,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	4,960,000	4,960,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	12,780,000	12,780,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		10/05/18	15,000,000	15,000,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	11,675,000	11,675,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		10/05/18	13,950,000	13,950,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.68%		10/05/18	12,195,000	12,195,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	11,500,000	11,500,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	b	1.59%		10/05/18	21,180,000	21,180,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS (STATE OF))	b	1.64%		10/05/18	5,200,000	5,200,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	b	1.59%		10/05/18	17,050,000	17,050,000
Texas State Univ System
Refunding RB Series 2014 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	3,750,000	3,750,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Transportation Commission
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	16,000,000	16,000,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	7,300,000	7,300,000
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	4,750,000	4,750,000
						1,846,995,000
Utah 0.8%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	b	1.68%		10/05/18	1,100,000	1,100,000
Murray
Hospital RB (IHC Health Services) Series 2003D	b	1.69%		10/01/18	3,660,000	3,660,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)	b	1.64%		10/05/18	8,570,000	8,570,000
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		10/05/18	6,250,000	6,250,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	b	1.61%		10/05/18	55,365,000	55,365,000
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b,e	1.61%		10/05/18	29,655,000	29,655,000
						104,600,000
Virginia 0.8%
Alexandria
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/11/18	4,795,000	4,795,000
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	c,d	1.58%		10/05/18	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	c,d	1.59%		10/05/18	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.58%		10/05/18	1,400,000	1,400,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)	b	1.60%		10/05/18	3,700,000	3,700,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/11/18	3,725,000	3,725,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.60%		10/05/18	23,540,000	23,540,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	c,d	1.64%		10/05/18	7,500,000	7,500,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	c,d	1.62%		10/05/18	2,500,000	2,500,000
Airport System Refunding RB Series 2017A (LIQ: CREDIT SUISSE AG)	c,d	1.64%		10/05/18	5,700,000	5,700,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.58%		10/05/18	7,500,000	7,500,000
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/25/18	4,600,000	4,600,000
Sussex Cnty IDA
Solid Waste Disposal RB (Waste Management) Series 2002A (LOC: JPMORGAN CHASE BANK NA)	b	1.59%		10/05/18	10,000,000	10,000,000
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	5,625,000	5,625,000
General Refunding RB Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/29/18	5,310,000	5,310,000
						103,975,000
Washington 4.4%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/25/18	5,820,000	5,820,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	2,250,000	2,250,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.60%		10/05/18	5,000,000	5,000,000
Sewer Refunding RB Series 2011B (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	11,680,000	11,680,000
Sewer Refunding RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	14,945,000	14,945,000
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	10,445,000	10,445,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.63%		10/05/18	3,820,000	3,820,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)	b	1.63%		10/05/18	6,475,000	6,475,000
King Cnty SD #410
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	9,500,000	9,500,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	c,d	1.66%		10/05/18	2,000,000	2,000,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	b	1.61%		10/05/18	6,125,000	6,125,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.65%		10/05/18	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	b	1.63%		10/05/18	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: MUFG BANK LTD)	b	1.68%		10/05/18	77,415,000	77,415,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.63%		10/01/18	17,350,000	17,350,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	11/29/18	5,965,000	5,965,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	c,d	1.59%		10/05/18	9,840,000	9,840,000
Light & Power Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	12/27/18	10,300,000	10,300,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/11/18	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	c	1.71%	10/04/18	10/25/18	7,770,000	7,770,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.65%		10/05/18	4,945,000	4,945,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	9,060,000	9,060,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	30,500,000	30,500,000
GO Bonds Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	3,365,000	3,365,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	c,d	1.59%		10/05/18	9,250,000	9,250,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	7,500,000	7,500,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)	b	1.60%		10/05/18	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	b	1.63%		10/05/18	20,000,000	20,000,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	8,110,000	8,110,000
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	3,540,000	3,540,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	9,600,000	9,600,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	5,665,000	5,665,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	7,485,000	7,485,000
RB (Seattle Children’s Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	c,d	1.59%		10/05/18	8,155,000	8,155,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	9,375,000	9,375,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	4,640,000	4,640,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	3,275,000	3,275,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	8,685,000	8,685,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	5,560,000	5,560,000
M/F Housing RB (Eagle’s Landing Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	6,365,000	6,365,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	13,680,000	13,680,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	12,750,000	12,750,000
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	7,445,000	7,445,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		10/05/18	22,640,000	22,640,000
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	8,190,000	8,190,000
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	6,750,000	6,750,000
M/F Housing Refunding RB (Ballard Landmark Inn) Series 2015A (LOC: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	31,590,000	31,590,000
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	6,600,000	6,600,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		10/05/18	5,300,000	5,300,000
M/F RB (Merrill Gardens at Tacoma) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		10/05/18	17,640,000	17,640,000
						608,355,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
West Virginia 0.8%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)	b	1.61%		10/05/18	72,355,000	72,355,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	b	1.60%		10/05/18	40,000,000	40,000,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)	b	1.67%		10/05/18	4,000,000	4,000,000
						116,355,000
Wisconsin 1.5%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		10/05/18	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.59%		10/05/18	10,000,000	10,000,000
Wisconsin
Appropriation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.59%		10/05/18	12,500,000	12,500,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	c,d	1.59%		10/05/18	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.59%		10/05/18	6,865,000	6,865,000
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.60%		10/05/18	6,620,000	6,620,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,125,000	5,125,000
RB (Childrens Hospital of Wisconsin) Series 2017 (LIQ: CREDIT SUISSE AG)	c,d	1.61%		10/05/18	2,000,000	2,000,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: BANK OF AMERICA NA)	c,d	1.61%		10/05/18	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.59%		10/05/18	14,200,000	14,200,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	c,d	1.59%		10/05/18	5,275,000	5,275,000
RB (Marshfield Clinic Health) Series 2018A (LOC: BARCLAYS BANK PLC)	b	1.68%		10/01/18	30,000,000	30,000,000
RB (Marshfield Clinic Health) Series 2018B (LOC: BARCLAYS BANK PLC)	b	1.60%		10/05/18	33,000,000	33,000,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	b	1.65%		10/05/18	10,000,000	10,000,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	b	1.63%		10/05/18	4,165,000	4,165,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.64%		10/05/18	12,755,000	12,755,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	b	1.64%		10/05/18	4,735,000	4,735,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	b	1.64%		10/05/18	9,740,000	9,740,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	6,735,000	6,735,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		10/05/18	5,825,000	5,825,000
						202,755,000
Wyoming 0.5%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: BANK OF AMERICA NA)	b	1.66%		10/01/18	11,400,000	11,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.69%		10/05/18	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.62%		10/05/18	5,800,000	5,800,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.62%		10/05/18	6,075,000	6,075,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.62%		10/05/18	9,955,000	9,955,000
						65,930,000
Other Investments 2.5%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: CITIBANK NA)	b,c	1.64%		10/05/18	29,500,000	29,500,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	b,c	1.65%		10/05/18	45,700,000	45,700,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	b,c	1.71%		10/05/18	130,100,000	130,100,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	b,c	1.71%		10/05/18	27,000,000	27,000,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	b,c	1.71%		10/05/18	24,200,000	24,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	b,c	1.71%		10/05/18	71,000,000	71,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	b,c	1.71%		10/05/18	12,600,000	12,600,000
						340,100,000
Total Variable-Rate Municipal Securities
(Cost $11,481,489,771)						11,481,489,771
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,830,060,557 or 35.2% of net assets.
d	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 16.4% of net assets
California 0.9%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009B2		1.73%		10/02/18	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2009B3		1.73%		10/02/18	7,500,000	7,500,000
						15,500,000
Delaware 1.4%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.68%		10/01/18	23,305,000	23,305,000
District of Columbia 0.8%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.71%	10/10/18	06/07/19	13,760,000	13,760,000
Georgia 0.1%
Atlanta Airport
2nd Lien PFC & 3rd Lien CP Series D (LOC: BANK OF AMERICA NA)		1.63%		11/02/18	1,161,000	1,161,000
Idaho 0.3%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.38%		11/01/18	5,000,000	5,000,000
Illinois 0.5%
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.71%		10/04/18	8,950,000	8,950,000
Louisiana 0.3%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.80%		03/15/19	5,000,000	5,000,000
Michigan 0.4%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.75%		12/03/18	7,000,000	7,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey 0.4%
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2018-B1B		3.25%		10/31/18	1,000,000	1,001,289
Cnty-Guaranteed Pooled Notes Series 2018-B1B		3.00%		06/04/19	1,600,000	1,612,176
Cnty-Guaranteed Pooled Notes Series 2018C1	a	3.00%		10/03/19	4,536,000	4,579,863
						7,193,328
New York 3.1%
Bellmore UFSD
BAN 2018		3.00%		06/28/19	3,500,000	3,531,535
East Islip UFSD
TAN 2018		3.00%		06/28/19	7,000,000	7,052,164
Enlarged Troy SD
BAN 2018		3.50%		06/12/19	4,000,000	4,045,901
Kenmore Tonawanda UFSD
BAN 2018		3.00%		06/13/19	7,000,000	7,058,587
Middletown
BAN 2018A		3.50%		08/28/19	6,558,644	6,654,402
New York State Power Auth
CP Series 1&2		1.69%		10/11/18	14,389,000	14,389,000
South Glens Falls CSD
GO BANS 2018A		3.00%		07/26/19	3,000,000	3,027,286
Wappingers CSD
BAN 2018B		3.25%		08/14/19	5,000,000	5,062,922
Westhill CSD
BAN 2018B		3.00%		07/05/19	3,000,000	3,027,730
						53,849,527
Ohio 0.8%
Franklin Cnty
RB (Trinity Health) Series 2013-OH		1.38%		11/01/18	7,000,000	7,000,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.80%		02/01/19	6,480,000	6,480,000
						13,480,000
Pennsylvania 0.9%
Pennsylvania State Univ
Refunding RB Series 2009B		1.73%		06/01/19	15,835,000	15,835,000
Texas 6.5%
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C-1		1.69%		11/01/18	23,400,000	23,400,000
San Antonio
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.68%		10/02/18	20,000,000	20,000,000
Water System CP Series A (LIQ: MUFG BANK LTD)		1.67%		10/04/18	32,000,000	32,000,000
Water System CP Series A (LIQ: MUFG BANK LTD)		1.70%		10/04/18	3,565,000	3,565,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas
TRAN Series 2018		4.00%		08/29/19	32,000,000	32,593,834
						111,558,834
Total Fixed-Rate Municipal Securities
(Cost $281,592,689)						281,592,689

Variable-Rate Municipal Securities 83.6% of net assets
Alabama 4.6%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,540,000	4,540,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/18/18	2,435,000	2,435,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		10/05/18	2,900,000	2,900,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	d	1.59%		10/05/18	10,000,000	10,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	d,e	1.59%		10/05/18	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	d	1.59%		10/05/18	17,540,000	17,540,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	d	1.60%		10/05/18	1,550,000	1,550,000
						78,965,000
Arizona 0.4%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,065,000	3,065,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	3,120,000	3,120,000
						6,185,000
California 2.0%
California Health Facilities Financing Auth
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	2,000,000	2,000,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.66%	10/04/18	01/02/19	24,005,000	24,005,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,700,000	4,700,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,340,000	3,340,000
						34,045,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 4.0%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	d	1.61%		10/05/18	16,535,000	16,535,000
Colorado Health Facilities Auth
Hospital RB (Adventist Health System) Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	1,875,000	1,875,000
Hospital RB (Adventist Health System/Sunbelt) Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	6,345,000	6,345,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	5,670,000	5,670,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	7,000,000	7,000,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		10/04/18	12,240,000	12,240,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	12/06/18	1,715,000	1,715,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	d	1.65%		10/05/18	8,700,000	8,700,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.60%		10/05/18	8,765,000	8,765,000
						68,845,000
Connecticut 1.0%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	d	1.61%		10/05/18	9,400,000	9,400,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		10/05/18	3,750,000	3,750,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2015A (LIQ: BANK OF AMERICA NA)	b,c	1.59%		10/05/18	3,750,000	3,750,000
						16,900,000
District of Columbia 1.2%
District of Columbia
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	11/29/18	1,000,000	1,000,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	b,c	1.60%		10/05/18	6,200,000	6,200,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	b,c	1.60%		10/05/18	6,200,000	6,200,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	6,285,000	6,285,000
						19,685,000
Florida 1.8%
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	11/29/18	1,990,000	1,990,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Orange Cnty IDA
IDRB (Central Florida Kidney Centers) Series 2000 (LOC: SUNTRUST BANK)	d	1.61%		10/05/18	3,250,000	3,250,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.60%		10/05/18	19,700,000	19,700,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	d	1.61%		10/05/18	5,230,000	5,230,000
						30,170,000
Georgia 0.9%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	14,870,000	14,870,000
Illinois 6.0%
Illinois Finance Auth
RB (Chicago Zoological Society-Brookfield Zoo) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))	d	1.61%		10/05/18	4,420,000	4,420,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	d	1.62%		10/05/18	3,500,000	3,500,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	d	1.62%		10/05/18	1,150,000	1,150,000
RB (Northwestern Memorial Healthcare) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	5,600,000	5,600,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	3,950,000	3,950,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)	d	1.66%		10/05/18	3,500,000	3,500,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	6,400,000	6,400,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	1.72%		10/05/18	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	b,c	1.64%		10/05/18	6,665,000	6,665,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	b,c	1.61%		10/05/18	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	6,185,000	6,185,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.59%		10/05/18	8,000,000	8,000,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		10/05/18	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		10/05/18	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		10/05/18	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.71%		10/05/18	6,000,000	6,000,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.63%		10/05/18	835,000	835,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.66%		10/05/18	7,000,000	7,000,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	b,c	1.64%		10/05/18	3,045,000	3,045,000
						102,020,000
Indiana 1.7%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	d	1.61%		10/05/18	28,500,000	28,500,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa 2.6%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.64%		10/05/18	3,000,000	3,000,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	d	1.60%		10/05/18	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2012A	d	1.60%		10/05/18	16,900,000	16,900,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	d	1.59%		10/05/18	10,000,000	10,000,000
						45,159,000
Kansas 0.8%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	d	1.69%		10/05/18	14,400,000	14,400,000
Kentucky 0.4%
Boone Cnty
Pollution Control Refunding RB (Duke Energy Kentucky) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	d	1.57%		10/05/18	6,850,000	6,850,000
Louisiana 1.6%
Ascension Parish IDB
RB (BASF SE) Series 2009	d,e	1.63%		10/05/18	15,000,000	15,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	d	1.59%		10/05/18	4,690,000	4,690,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	d	1.59%		10/05/18	3,090,000	3,090,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	d	1.59%		10/05/18	4,770,000	4,770,000
						27,550,000
Maryland 1.1%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/25/18	3,705,000	3,705,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.61%		10/05/18	7,660,000	7,660,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/25/18	6,555,000	6,555,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	12/13/18	1,690,000	1,690,000
						19,610,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts 1.0%
Massachusetts
GO Refunding Bonds Series 2017A (SIFMA Municipal Swap Index + 0.47%)		2.03%	10/04/18	02/01/19	5,780,000	5,782,548
Massachusetts HFA
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	5,000,000	5,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2016B (LIQ: BANK OF AMERICA NA)	b,c	1.59%		10/05/18	1,990,000	1,990,000
Sub Dedicated Sales Tax Bonds Series 2018B (LIQ: BANK OF AMERICA NA)	b,c	1.59%		10/05/18	3,795,000	3,795,000
						16,567,548
Michigan 5.8%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	b,c	1.60%		10/05/18	5,775,000	5,775,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	b,c	1.60%		10/05/18	18,150,000	18,150,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	b,c,e	1.59%		10/05/18	18,245,000	18,245,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	4,210,000	4,210,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	5,110,000	5,110,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	3,750,000	3,750,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: BANK OF AMERICA NA)	b,c	1.60%		10/05/18	4,075,000	4,075,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: BANK OF AMERICA NA)	b,c	1.61%		10/05/18	1,800,000	1,800,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	d	1.61%		10/05/18	2,945,000	2,945,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-6 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.59%		10/05/18	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	d	1.60%		10/05/18	14,200,000	14,200,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	d	1.59%		10/05/18	1,450,000	1,450,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	4,000,000	4,000,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	5,971,500	5,971,500
						99,131,500
Minnesota 1.5%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	d	1.60%		10/05/18	8,325,000	8,325,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	1.64%		10/05/18	12,300,000	12,300,000
M/F Housing Refunding RB (Parkshore Sr Campus) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	1.64%		10/05/18	5,865,000	5,865,000
						26,490,000
Mississippi 0.6%
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	10,000,000	10,000,000
Missouri 1.8%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	28,995,000	28,995,000
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	d	1.64%		10/05/18	2,365,000	2,365,000
						31,360,000
Nebraska 1.7%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)	d	1.61%		10/05/18	21,000,000	21,000,000
Washington Cnty
IDRB (Cargill) Series 2010	d	1.60%		10/05/18	8,480,000	8,480,000
						29,480,000
Nevada 0.7%
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.59%		10/05/18	7,440,000	7,440,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		10/05/18	2,165,000	2,165,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	12/06/18	2,050,000	2,050,000
						11,655,000
New Jersey 1.6%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	3,500,000	3,500,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		10/04/18	14,055,000	14,055,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		10/04/18	10,000,000	10,000,000
						27,555,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 8.6%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/11/18	5,615,000	5,615,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	b,c	1.59%		10/05/18	4,000,000	4,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	8,250,000	8,250,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	d	1.68%		10/01/18	4,825,000	4,825,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: BANK OF AMERICA NA)	b,c	1.59%		10/05/18	2,395,000	2,395,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	6,000,000	6,000,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c,e	1.61%		10/05/18	24,185,000	24,185,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,880,000	3,880,000
State Personal Income Tax RB Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	5,360,000	5,360,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,000,000	4,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	1.59%		10/05/18	9,000,000	9,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	b,d	1.62%		10/05/18	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	b,d	1.62%		10/05/18	32,025,000	32,025,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.66%		10/05/18	4,730,000	4,730,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	2,785,000	2,785,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	3,000,000	3,000,000
						147,220,000
North Carolina 0.6%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	4,800,000	4,800,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	5,585,500	5,585,500
						10,385,500

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Dakota 0.7%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/18/18	12,210,000	12,210,000
Ohio 0.6%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		10/05/18	2,000,000	2,000,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		10/05/18	3,165,000	3,165,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		10/04/18	5,000,000	5,000,000
						10,165,000
Oklahoma 0.3%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/11/18	4,970,000	4,970,000
Oregon 0.8%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)	d	1.59%		10/05/18	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	d	1.61%		10/05/18	4,990,000	4,990,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	12/06/18	3,500,000	3,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	3,000,000	3,000,000
						14,490,000
Pennsylvania 1.8%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.61%		10/05/18	10,190,000	10,190,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	d	1.63%		10/05/18	3,200,000	3,200,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.60%		10/05/18	3,980,000	3,980,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.64%		10/05/18	1,995,000	1,995,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.61%		10/05/18	8,020,000	8,020,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	1.61%		10/05/18	3,855,000	3,855,000
						31,240,000
South Carolina 0.1%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	11/15/18	1,845,000	1,845,000
Tennessee 1.1%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)	d	1.62%		10/05/18	745,000	745,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		10/04/18	12,795,000	12,795,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	d	1.62%		10/05/18	640,000	640,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	2,000,000	2,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	d	1.59%		10/05/18	2,455,000	2,455,000
						18,635,000
Texas 12.6%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001	d	1.63%		10/05/18	12,000,000	12,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	2,500,000	2,500,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		10/05/18	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.59%		10/05/18	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	6,850,000	6,850,000
Toll Road Sr Lien Refunding RB Series 2012B (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	32,000,000	32,000,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	d	1.70%		10/01/18	2,200,000	2,200,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.61%		10/05/18	5,500,000	5,500,000
Katy ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	b,c	1.60%		10/05/18	5,010,000	5,010,000
Leander ISD
ULT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	2,500,000	2,500,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		10/05/18	10,000,000	10,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	d	1.63%		10/05/18	3,200,000	3,200,000
Exempt Facilities RB (Total USA) Series 2011	d,e	1.63%		10/05/18	30,000,000	30,000,000
Exempt Facilities RB (Total USA) Series 2012	d	1.63%		10/05/18	5,400,000	5,400,000
Exempt Facilities RB (Total USA) Series 2012A	d	1.63%		10/05/18	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B	d	1.63%		10/05/18	10,000,000	10,000,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	d	1.63%		10/05/18	8,100,000	8,100,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	5,000,000	5,000,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	11/22/18	2,150,000	2,150,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c,e	1.59%		10/05/18	13,970,000	13,970,000
Refunding RB Series 2012 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	5,995,000	5,995,000
Texas
GO Refunding Bonds Series 2009D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	5,000,000	5,000,000
Univ of Texas
Revenue Financing System Bonds Series 2016F (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.61%		10/05/18	5,625,000	5,625,000
						215,270,000
Utah 1.1%
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	1.62%		10/05/18	15,625,000	15,625,000
Utah Transit Auth
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,370,000	3,370,000
						18,995,000
Virginia 0.9%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	3,330,000	3,330,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/11/18	2,000,000	2,000,000
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	6,750,000	6,750,000
						15,980,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 3.7%
Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2016S1 (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	2,665,000	2,665,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/25/18	2,985,000	2,985,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		10/05/18	2,500,000	2,500,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)	d	1.61%		10/05/18	3,380,000	3,380,000
Seattle
Light & Power RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	6,000,000	6,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/25/18	4,000,000	4,000,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,670,000	6,670,000
Washington
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	1,600,000	1,600,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	5,500,000	5,500,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	b,c	1.59%		10/05/18	2,000,000	2,000,000
GO Bonds Series 2018C (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	4,100,000	4,100,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	5,000,000	5,000,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	b,c	1.59%		10/05/18	7,475,000	7,475,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	5,000,000	5,000,000
						63,625,000
West Virginia 2.0%
Jackson Cnty Commission
IDRB (Armstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)	d,e	1.62%		10/05/18	35,000,000	35,000,000
Wisconsin 2.6%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: COBANK ACB)	d	1.59%		10/05/18	9,800,000	9,800,000
Ascension Health Alliance
RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	3,300,000	3,300,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,000,000	3,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		10/05/18	2,940,000	2,940,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.61%		10/05/18	4,000,000	4,000,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		10/05/18	5,000,000	5,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	4,565,000	4,565,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,665,000	6,665,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	d	1.65%		10/05/18	2,930,000	2,930,000
						45,200,000
Other Investment 1.3%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	b,d	1.65%		10/05/18	21,900,000	21,900,000
Total Variable-Rate Municipal Securities
(Cost $1,433,123,548)						1,433,123,548
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $855,647,000 or 49.9% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
d	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fuds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2018, all of the funds’ investment securities were classified as Level 2.
The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88396SEP18

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 29.8% of net assets
California 29.8%
California
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.62%		10/02/18	20,000,000	20,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.62%		10/03/18	13,000,000	13,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.37%		10/01/18	40,490,000	40,490,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.65%		10/18/18	32,470,000	32,470,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.66%		10/10/18	16,000,000	16,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.65%		10/18/18	51,380,000	51,380,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.60%		10/03/18	11,000,000	11,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.62%		10/03/18	5,000,000	5,000,000
GO CP Series A7 (LOC: MIZUHO BANK LTD)		1.70%		11/15/18	17,900,000	17,900,000
GO CP Series A8 (LOC: BANK OF THE WEST)		1.63%		10/02/18	35,000,000	35,000,000
California Dept of Water Resources
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.60%		10/03/18	60,772,000	60,772,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.63%		10/09/18	56,000,000	56,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.65%		10/18/18	15,428,000	15,428,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.66%		10/25/18	16,928,000	16,928,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.67%		10/29/18	17,000,000	17,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.66%		10/30/18	27,615,000	27,615,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.70%		10/30/18	13,000,000	13,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.70%		11/01/18	10,098,000	10,098,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.74%		11/14/18	3,000,000	3,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.80%		01/16/19	9,220,000	9,220,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.30%		10/02/18	2,500,000	2,500,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.57%		01/03/19	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		1.80%		01/09/19	38,490,000	38,490,000
1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2004K		1.80%		01/09/19	10,200,000	10,200,000
RB (Kaiser Permanente) Series 2004K		1.80%		01/16/19	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2006D		1.50%		11/14/18	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008B		1.55%		01/04/19	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2008C		1.73%		10/04/18	10,700,000	10,700,000
RB (Kaiser Permanente) Series 2008C		1.55%		11/13/18	41,500,000	41,500,000
RB (Kaiser Permanente) Series 2009B2		1.73%		10/02/18	12,000,000	12,000,000
Contra Costa Water District
Extendible CP		1.72%	11/26/18	05/21/19	45,000,000	45,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		1.68%	10/10/18	06/07/19	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.65%		10/03/18	5,335,000	5,335,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.64%		11/05/18	10,000,000	10,000,000
Golden Gate Bridge & Highway District
CP Series A		1.53%		10/05/18	25,000,000	25,000,000
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		1.65%		10/09/18	17,370,000	17,370,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.65%		10/03/18	35,000,000	35,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.40%		10/04/18	13,100,000	13,100,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.73%		11/15/18	45,000,000	45,000,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.40%		10/04/18	5,200,000	5,200,000
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.63%		10/04/18	12,667,000	12,667,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.62%		10/03/18	10,000,000	10,000,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.65%		10/16/18	10,000,000	10,000,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.73%		11/15/18	5,000,000	5,000,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.71%		11/27/18	2,000,000	2,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.62%		10/03/18	15,000,000	15,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.63%		10/09/18	6,500,000	6,500,000
Lease Revenue CP Series A3 (LOC: BANK OF THE WEST)		1.65%		10/04/18	10,000,000	10,000,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.62%		10/03/18	15,000,000	15,000,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.63%		10/09/18	15,000,000	15,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.63%		10/11/18	12,913,000	12,913,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		1.40%		10/02/18	37,075,000	37,075,000
CP Series A (LOC: BANK OF AMERICA NA)		1.32%		10/01/18	50,000,000	50,000,000
Sacramento Municipal Utility District
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.41%		10/11/18	7,000,000	7,000,000
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.68%		11/05/18	7,500,000	7,500,000
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.74%		12/04/18	8,800,000	8,800,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		1.41%		10/11/18	3,000,000	3,000,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		1.55%		10/11/18	27,000,000	27,000,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: MUFG BANK LTD)		1.62%		10/03/18	15,400,000	15,400,000
CP Series 8 (LIQ: MUFG BANK LTD)		1.64%		10/18/18	5,000,000	5,000,000
2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.62%		10/04/18	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.63%		10/11/18	23,900,000	23,900,000
CP Series B (LIQ: MUFG BANK LTD)		1.65%		11/01/18	14,720,000	14,720,000
Extendible CP Series 1		1.72%	11/26/18	05/21/19	12,500,000	12,500,000
Extendible CP Series 1		1.65%	10/03/18	05/31/19	27,500,000	27,500,000
Extendible CP Series 1		1.72%	11/02/18	06/04/19	5,231,000	5,231,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		1.70%		11/01/18	8,099,000	8,099,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.56%		10/10/18	18,966,000	18,966,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.68%		11/01/18	12,211,000	12,211,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.60%		10/19/18	6,089,000	6,089,000
Wastewater CP Notes Series A2 (LOC: BANK OF AMERICA NA)		1.70%		11/27/18	12,449,000	12,449,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.73%		11/27/18	55,000,000	55,000,000
Water CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.67%		10/24/18	15,037,000	15,037,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		1.50%		10/01/18	9,000,000	9,000,000
Turlock Irrigation District
Sub Revenue CP Series A (LOC: BANK OF AMERICA NA)		1.67%		11/07/18	11,100,000	11,100,000
Univ of California
CP Notes Series 2009A		1.62%		10/03/18	62,000,000	62,000,000
CP Notes Series 2009A		1.67%		10/23/18	16,500,000	16,500,000
CP Notes Series A		1.65%		10/03/18	16,496,000	16,496,000
CP Notes Series A		1.58%		10/05/18	10,000,000	10,000,000
Walnut Energy Center Auth
Sub CP Notes Series B		1.69%		11/05/18	24,431,000	24,431,000
Total Fixed-Rate Municipal Securities
(Cost $1,507,280,000)						1,507,280,000

Variable-Rate Municipal Securities 69.8% of net assets
California 69.8%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	64,450,000	64,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.48%		10/05/18	4,710,000	4,710,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.48%		10/05/18	12,165,000	12,165,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)	a	1.65%		10/05/18	3,720,000	3,720,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.48%		10/05/18	5,790,000	5,790,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.49%		10/05/18	4,530,000	4,530,000
3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)	a	1.64%		10/05/18	2,616,000	2,616,000
RB (Convergent Laser Technologies) Series 2005A (LOC: COMERICA BANK)	a	1.70%		10/05/18	1,985,000	1,985,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	a	1.58%		10/05/18	1,990,000	1,990,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)	a	1.66%		10/05/18	1,750,000	1,750,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	a	1.66%		10/05/18	3,375,000	3,375,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)	a	1.64%		10/05/18	4,572,000	4,572,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	a	1.66%		10/05/18	2,965,000	2,965,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	a	1.66%		10/05/18	1,085,000	1,085,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	a	1.66%		10/05/18	2,210,000	2,210,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)	a	1.60%		10/05/18	972,000	972,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	a	1.70%		10/05/18	1,760,000	1,760,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2009A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	7,500,000	7,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	b,c	1.56%		10/05/18	22,400,000	22,400,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	1,708,747	1,708,747
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.56%		10/05/18	9,010,000	9,010,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	13,335,000	13,335,000
Berryessa USD
GO Bonds Series 2017B (LIQ: CITIBANK NA)	b,c	1.56%		10/05/18	5,960,000	5,960,000
California
GO Bonds (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	10,200,000	10,200,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	13,055,000	13,055,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	2,000,000	2,000,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	1,220,000	1,220,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	17,770,000	17,770,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.59%		10/04/18	11,440,000	11,440,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.28%		10/05/18	8,600,000	8,600,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	21,000,000	21,000,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	2,825,000	2,825,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	2,500,000	2,500,000
GO Bonds Series G2 (LIQ: ROYAL BANK OF CANADA)	a,b	1.56%		10/05/18	5,000,000	5,000,000
GO Refunding Bonds (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	9,200,000	9,200,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	7,650,000	7,650,000
California Dept of Water Resources
Water System RB Series AH (LIQ: CITIBANK NA)	b,c	1.51%		10/05/18	5,635,000	5,635,000
4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Educational Facilities Auth
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	5,280,000	5,280,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,670,000	6,670,000
RB (Stanford Univ) Series T1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	7,530,000	7,530,000
RB (Stanford Univ) Series U1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.56%		10/05/18	8,970,000	8,970,000
RB (Stanford Univ) Series U6 (LIQ: CITIBANK NA)	b,c	1.51%		10/05/18	4,000,000	4,000,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,590,000	3,590,000
RB (Univ of Southern California) Series 2009A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.51%		10/01/18	9,555,000	9,555,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/01/18	1,100,000	1,100,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/01/18	9,000,000	9,000,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	a	1.66%		10/05/18	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	a	1.66%		10/05/18	10,000,000	10,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	2,230,000	2,230,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	05/01/19	2,190,000	2,190,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	10,465,000	10,465,000
RB (Lucile Packard Children’s Hospital) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	6,750,000	6,750,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	b,c	1.58%		10/05/18	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	11,565,000	11,565,000
RB (Providence St Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	11,250,000	11,250,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	3,840,000	3,840,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	2,250,000	2,250,000
RB (Sutter Health) Series 2011B (ESCROW) (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	4,000,000	4,000,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	10,125,000	10,125,000
5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	8,595,000	8,595,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	3,600,000	3,600,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	3,065,000	3,065,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	5,625,000	5,625,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	2,665,000	2,665,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016A&B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	5,145,000	5,145,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	2,597,500	2,597,500
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	25,555,000	25,555,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	8,140,500	8,140,500
Refunding RB (Sutter Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	16,000,000	16,000,000
California Infrastructure & Economic Development Bank
Bay AreaToll Bridges RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.51%		10/05/18	11,250,000	11,250,000
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)	a	1.64%		10/05/18	2,590,000	2,590,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	a	1.66%		10/05/18	5,000,000	5,000,000
RB (SRI International) Series 2010 (LOC: WELLS FARGO BANK NA)	a	1.61%		10/05/18	7,290,000	7,290,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	1.65%	10/01/18	10/05/18	10,070,000	10,070,000
RB (UCSF 2130 Third Street) Series 2017 (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	7,500,000	7,500,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG UNION BANK NA)	a	1.60%		10/01/18	32,900,000	32,900,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)	a	1.60%		10/01/18	14,150,000	14,150,000
California Municipal Finance Auth
RB (Pomona College) Series 2017 (LIQ: CITIBANK NA)	b,c	1.49%		10/05/18	7,200,000	7,200,000
RB (Pomona College) Series 2017 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	3,750,000	3,750,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)	a	1.68%		10/01/18	65,200,000	65,200,000
Pollution Control Refunding RB (PG&E) Series 1996F (LOC: TD BANK NA)	a	1.55%		10/01/18	8,085,000	8,085,000
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	a	1.59%		10/05/18	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	a	1.65%		10/05/18	8,000,000	8,000,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.65%		10/05/18	4,369,000	4,369,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	a	1.68%		10/05/18	6,000,000	6,000,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.65%		10/05/18	13,225,000	13,225,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	a	1.65%		10/05/18	1,160,000	1,160,000
6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	a	1.63%		10/05/18	725,000	725,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	a	1.63%		10/05/18	6,525,000	6,525,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)	a	1.68%		10/05/18	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	a	1.65%		10/05/18	1,220,000	1,220,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	a	1.68%		10/05/18	2,500,000	2,500,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)	a	1.65%		10/05/18	2,415,000	2,415,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)	a	1.57%		10/05/18	1,120,000	1,120,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	a,b	1.66%		10/05/18	19,750,000	19,750,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)	a	1.57%		10/05/18	1,790,000	1,790,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.56%		10/05/18	1,300,000	1,300,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	a	1.65%		10/05/18	1,235,000	1,235,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)	a	1.57%		10/05/18	1,500,000	1,500,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	4,000,000	4,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	19,000,000	19,000,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	7,160,000	7,160,000
RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	2,040,000	2,040,000
RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	5,635,000	5,635,000
RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	5,760,000	5,760,000
RB Series 2018A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	7,600,000	7,600,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.66%	10/04/18	01/02/19	49,100,000	49,100,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.66%	10/04/18	01/02/19	45,585,000	45,585,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.66%	10/04/18	01/02/19	40,000,000	40,000,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	6,270,000	6,270,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	a	1.53%		10/05/18	4,290,000	4,290,000
M/F Housing RB (Breezewood Apts) Series 2003F1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	6,135,000	6,135,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)	a	1.56%		10/05/18	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		10/05/18	10,500,000	10,500,000
7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		10/05/18	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	a	1.56%		10/05/18	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	7,595,000	7,595,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.52%		10/05/18	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	20,990,000	20,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	30,000,000	30,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	7,000,000	7,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	6,900,000	6,900,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		10/05/18	1,925,000	1,925,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)	a	1.52%		10/05/18	6,240,000	6,240,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	6,900,000	6,900,000
M/F Housing RB (Hermosa Vista Apts) Series 2003XX (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	6,500,000	6,500,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.59%		10/05/18	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		10/05/18	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		10/05/18	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	10,350,000	10,350,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	6,550,000	6,550,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		10/05/18	3,220,000	3,220,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	25,000,000	25,000,000
M/F Housing RB (Oakmont Sr Living of Escondido) Series 2001Y (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	9,340,000	9,340,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		10/05/18	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	a	1.52%		10/05/18	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	a	1.53%		10/05/18	5,940,000	5,940,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)	a	1.58%		10/05/18	32,500,000	32,500,000
8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)	a	1.52%		10/05/18	78,200,000	78,200,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	a	1.52%		10/05/18	11,385,000	11,385,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		10/05/18	6,070,000	6,070,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	a	1.53%		10/05/18	2,570,000	2,570,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.64%		10/05/18	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		10/05/18	7,605,000	7,605,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		10/05/18	6,500,000	6,500,000
M/F Housing Refunding RB (Sunrise of Danville) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	6,165,000	6,165,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	a	1.56%		10/05/18	16,170,000	16,170,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	9,912,443	9,912,443
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	a	1.58%		10/05/18	12,715,000	12,715,000
Chino Valley USD
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	7,500,000	7,500,000
Coast CCD
GO Bonds Series 2017D (LOC: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	7,900,000	7,900,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	b,c	1.53%		10/05/18	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.58%		10/05/18	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		10/05/18	32,200,000	32,200,000
Corona-Norco USD
GO Refunding Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	4,500,000	4,500,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.47%		10/05/18	16,350,000	16,350,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.55%		10/01/18	13,115,000	13,115,000
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.59%		10/04/18	12,000,000	12,000,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	b,c	1.60%		10/05/18	11,300,000	11,300,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	b,c	1.60%		10/05/18	70,000,000	70,000,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.60%		10/05/18	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	3,335,000	3,335,000
Water System RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.49%		10/05/18	7,000,000	7,000,000
Water System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	2,500,000	2,500,000
9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	a	1.42%		10/01/18	2,000,000	2,000,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: CITIBANK NA)	b,c	1.51%		10/05/18	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: CITIBANK NA)	b,c	1.56%		10/05/18	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.58%		10/05/18	4,625,000	4,625,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.55%		10/01/18	9,415,000	9,415,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	6,900,000	6,900,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.55%		10/01/18	32,345,000	32,345,000
Foothill-DeAnza CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	b,c	1.54%		10/05/18	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	3,430,000	3,430,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	5,000,000	5,000,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		10/05/18	13,915,000	13,915,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.58%		10/05/18	23,500,000	23,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		10/05/18	4,200,000	4,200,000
Huntington Beach SD
GO Bonds 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.55%		10/01/18	9,300,000	9,300,000
Irvine Ranch Water District
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	4,160,000	4,160,000
Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index - 0.01%)		1.55%	10/04/18	03/08/19	14,000,000	14,000,000
Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index - 0.01%)		1.55%	10/04/18	03/08/19	11,400,000	11,400,000
Livermore Valley JT USD
GO Bonds Series 2016 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	4,800,000	4,800,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	2,000,000	2,000,000
Long Beach USD
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	4,080,000	4,080,000
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	13,695,000	13,695,000
10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	2,500,000	2,500,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,665,000	6,665,000
GO Bonds Series E (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	4,000,000	4,000,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	7,750,000	7,750,000
Los Angeles
M/F Housing RB (Channel Gateway Apartments) Series 1989B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.52%		10/05/18	59,900,000	59,900,000
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)	a	1.57%		10/05/18	4,155,000	4,155,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2009A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	9,930,000	9,930,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.52%		10/05/18	18,300,000	18,300,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	9,100,000	9,100,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		10/05/18	14,200,000	14,200,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		10/05/18	17,000,000	17,000,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	3,370,000	3,370,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.49%		10/05/18	10,300,000	10,300,000
M/F Housing RB (Hollywood & Vine Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		10/05/18	21,910,000	21,910,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		10/05/18	10,245,000	10,245,000
Los Angeles Dept of Airports
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	b,c	1.58%		10/05/18	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	16,985,000	16,985,000
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	9,750,000	9,750,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,165,000	4,165,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.64%		10/05/18	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		10/05/18	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.62%		10/05/18	7,450,000	7,450,000
Sr Refunding RB Series 2018B (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	6,035,000	6,035,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.58%		10/05/18	13,555,000	13,555,000
Sub RB Series 2016A (LIQ: WELLS FARGO BANK NA)	b,c	1.59%		10/05/18	9,155,000	9,155,000
11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.62%		10/05/18	2,600,000	2,600,000
Sub RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	1.62%		10/05/18	2,360,000	2,360,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	5,830,000	5,830,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		10/05/18	2,500,000	2,500,000
Sub RB Series 2018C (LIQ: ROYAL BANK OF CANADA)	b,c	1.62%		10/05/18	2,000,000	2,000,000
Los Angeles Dept of Water & Power
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	17,060,000	17,060,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	2,050,000	2,050,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	4,000,000	4,000,000
Power System RB Series 2017C (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	3,670,000	3,670,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	3,300,000	3,300,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.57%		10/05/18	14,230,000	14,230,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	5,500,000	5,500,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	13,375,000	13,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,000,000	4,000,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	b,c	1.58%		10/05/18	5,515,000	5,515,000
Water System RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	4,800,000	4,800,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	a	1.80%		10/05/18	1,245,000	1,245,000
Los Angeles USD
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	6,895,000	6,895,000
GO Bonds Series 2018B1 (LIQ: BANK OF AMERICA NA)	b,c	1.58%		10/05/18	1,570,000	1,570,000
GO Bonds Series 2018B1 (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	4,000,000	4,000,000
Marin CCD
GO Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	4,000,000	4,000,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	5,970,000	5,970,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	9,000,000	9,000,000
Newhall SD Facilities Improvement District #2011-1
GO Bonds Series 2011A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.55%		10/01/18	7,050,000	7,050,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.72%		10/05/18	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.70%		10/05/18	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.71%		10/05/18	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	1.70%		10/05/18	52,000,000	52,000,000
Oakland
GO Bonds Series 2017A1 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.55%		10/01/18	7,775,000	7,775,000
12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	8,000,000	8,000,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	5,000,000	5,000,000
Palomar CCD
GO Bonds Series C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	7,500,000	7,500,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	30,280,000	30,280,000
GO Bonds Series D (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	2,880,000	2,880,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.60%		10/05/18	2,150,000	2,150,000
Riverside Cnty Transportation Commission
Sales Tax Refunding RB Series 2017B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	20,260,000	20,260,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	13,000,000	13,000,000
Water RB Series 2017 (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	7,410,000	7,410,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	4,535,000	4,535,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,750,000	4,750,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	9,000,000	9,000,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		10/05/18	51,800,000	51,800,000
M/F Housing RB (The Cascades) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		10/05/18	6,535,000	6,535,000
Sacramento Housing Auth
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		10/05/18	10,265,000	10,265,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		10/05/18	5,150,000	5,150,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	3,125,000	3,125,000
GO Bonds Series 2011 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	13,400,000	13,400,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	2,220,000	2,220,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	1,875,000	1,875,000
13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.57%		10/05/18	8,000,000	8,000,000
GO Bonds Series 2017 (LIQ: CITIBANK NA)	b,c	1.51%		10/05/18	2,000,000	2,000,000
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	2,500,000	2,500,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	b,c	1.57%		10/05/18	11,450,000	11,450,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,325,000	3,325,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	2,650,000	2,650,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.57%		10/05/18	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	b,c	1.58%		10/05/18	20,990,000	20,990,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,665,000	6,665,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	4,430,000	4,430,000
Water RB Series 2017B (LIQ: CITIBANK NA)	b,c	1.50%		10/05/18	4,860,000	4,860,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.49%		10/05/18	17,150,000	17,150,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	7,500,000	7,500,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.55%		10/05/18	7,800,000	7,800,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		10/05/18	100,000	100,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		10/05/18	10,100,000	10,100,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		10/05/18	5,900,000	5,900,000
San Jose USD
GO Bonds Series 2018E (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	2,920,000	2,920,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	b,c	1.53%		10/05/18	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.66%		10/05/18	6,580,000	6,580,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.64%		10/05/18	5,340,000	5,340,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	5,000,000	5,000,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	8,810,000	8,810,000
San Rafael HSD
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	b,c	1.57%		10/05/18	3,000,000	3,000,000
Santa Clara Cnty
GO Bonds Series 2013B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	2,495,000	2,495,000
GO Bonds Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	2,985,000	2,985,000
14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	a	1.68%		10/05/18	7,652,000	7,652,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	a	1.59%		10/05/18	3,772,000	3,772,000
Santa Monica CCD
GO Bonds Series 2018A (LIQ: CITIBANK NA)	b,c	1.52%		10/05/18	2,650,000	2,650,000
GO Bonds Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		10/05/18	6,500,000	6,500,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)	a	1.50%		10/05/18	1,750,000	1,750,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.58%		10/05/18	3,000,000	3,000,000
South San Francisco USD
GO Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.55%		10/01/18	15,405,000	15,405,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index - 0.03%)		1.53%	10/04/18	07/25/19	31,300,000	31,300,000
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index - 0.03%)		1.53%	10/04/18	07/25/19	18,700,000	18,700,000
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index - 0.03%)		1.53%	10/04/18	07/25/19	30,000,000	30,000,000
Water Refunding RB Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	10,940,000	10,940,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	2,500,000	2,500,000
Water Refunding RB Series 2018A1 (LIQ: TORONTO-DOMINION BANK/THE)	a	1.38%		10/01/18	41,690,000	41,690,000
Water Refunding RB Series 2018A2 (LIQ: TORONTO-DOMINION BANK/THE)	a	1.38%		10/01/18	4,440,000	4,440,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	9,965,000	9,965,000
Sunnyvale SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.55%		10/01/18	10,050,000	10,050,000
Univ of California
General RB Series 2009-O (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	12,500,000	12,500,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	8,500,000	8,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.56%		10/05/18	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	6,000,000	6,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	b,c	1.56%		10/05/18	12,000,000	12,000,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	7,600,000	7,600,000
General RB Series 2018AZ (LIQ: CITIBANK NA)	b,c	1.49%		10/05/18	4,900,000	4,900,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	26,285,000	26,285,000
Limited Project RB Series 2016K (LIQ: MORGAN STANLEY BANK NA)	b,c	1.57%		10/05/18	4,400,000	4,400,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	20,850,000	20,850,000
15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.56%		10/05/18	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		10/05/18	2,220,000	2,220,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	a	1.65%		10/05/18	4,715,000	4,715,000
Total Variable-Rate Municipal Securities
(Cost $3,522,302,190)						3,522,302,190
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,957,779,190 or 38.8% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note
16

The Charles Schwab Family of Funds
Schwab New York Municipal Money Fund™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 9.4% of net assets
New York 9.4%
East Islip UFSD
TAN 2018		3.00%		06/28/19	12,000,000	12,089,424
Enlarged Troy SD
BAN 2018		3.50%		06/12/19	9,000,000	9,103,277
Kenmore Tonawanda UFSD
BAN 2018		3.00%		06/13/19	15,000,000	15,125,544
Liverpool CSD
BAN 2018		3.00%		06/28/19	11,500,000	11,578,512
New York State Dormitory Auth
CP (Cornell Univ)		1.95%		02/26/19	14,890,000	14,890,000
CP (Cornell Univ)		1.95%		03/05/19	19,000,000	19,000,000
New York State Power Auth
CP Series 1&2		1.69%		10/11/18	15,000,000	15,000,000
CP Series 2		1.67%		10/04/18	2,800,000	2,800,000
North Tonawanda SD
BAN 2018		3.25%		08/23/19	7,530,000	7,624,425
Port Auth of New York & New Jersey
Consolidated Bonds 186th Series		5.00%		10/15/18	165,000	165,213
Riverhead CSD
TAN 2018-2019		3.50%		06/27/19	4,000,000	4,048,364
Total Fixed-Rate Municipal Securities
(Cost $111,424,759)						111,424,759

Variable-Rate Municipal Securities 90.1% of net assets
New York 90.1%
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.61%		10/05/18	9,285,000	9,285,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.61%		10/05/18	11,410,000	11,410,000
17

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)	a	1.60%		10/05/18	1,155,000	1,155,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.61%		10/05/18	12,315,000	12,315,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	a	1.63%		10/05/18	3,985,000	3,985,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)	a	1.60%		10/05/18	7,990,000	7,990,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.58%		10/05/18	13,000,000	13,000,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	a	1.63%		10/05/18	1,465,000	1,465,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	a	1.61%		10/05/18	3,100,000	3,100,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	3,165,000	3,165,000
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	7,315,000	7,315,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,665,000	6,665,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	5,345,000	5,345,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		10/04/18	25,615,000	25,615,000
Transportation RB Series 2015E4 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.56%		10/05/18	6,350,000	6,350,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.61%		10/05/18	17,320,000	17,320,000
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.66%		10/05/18	865,000	865,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	b,c	1.59%		10/05/18	8,700,000	8,700,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	10,535,000	10,535,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	3,445,000	3,445,000
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	a	1.57%		10/05/18	2,830,000	2,830,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	13,000,000	13,000,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	3,580,000	3,580,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.59%		10/05/18	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	2,635,000	2,635,000
18

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	16,000,000	16,000,000
GO Bonds Fiscal 2017 Series A5 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.70%		10/01/18	1,945,000	1,945,000
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.70%		10/01/18	6,200,000	6,200,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	10/18/18	4,910,000	4,910,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	10,000,000	10,000,000
M/F Housing RB Series 2018C1 (LIQ: BANK OF AMERICA NA)	b,c	1.57%		10/05/18	3,750,000	3,750,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	a	1.62%		10/05/18	2,320,000	2,320,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	a	1.62%		10/05/18	19,200,000	19,200,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	a	1.61%		10/05/18	2,400,000	2,400,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	a	1.60%		10/05/18	32,000,000	32,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	870,000	870,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	2,425,000	2,425,000
Water & Sewer System 2nd General Resolution RB Fiscal 2011 Series EE (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	11,130,000	11,130,000
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series BB (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	3,750,000	3,750,000
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	4,715,000	4,715,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series AA (LIQ: BANK OF AMERICA NA)	b,c	1.59%		10/05/18	2,515,000	2,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	a	1.70%		10/01/18	5,680,000	5,680,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	a	1.68%		10/01/18	12,305,000	12,305,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		10/05/18	2,800,000	2,800,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	12,500,000	12,500,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	8,000,000	8,000,000
19

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	11,200,000	11,200,000
Future Tax Secured Bonds Fiscal 2011 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	3,750,000	3,750,000
Future Tax Secured Bonds Fiscal 2012 Series D1 (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	4,000,000	4,000,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: MUFG BANK LTD)	a	1.68%	10/01/18	10/02/18	9,970,000	9,970,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)	a	1.68%	10/01/18	10/02/18	17,735,000	17,735,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	5,450,000	5,450,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	6,480,000	6,480,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	3,000,000	3,000,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	1,700,000	1,700,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	1,500,000	1,500,000
New York City Trust for Cultural Resources
RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.03%)		1.59%	10/04/18	01/07/19	14,740,000	14,740,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		10/05/18	5,815,000	5,815,000
New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.64%		10/05/18	7,835,000	7,835,000
RB (New York Univ) Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.15%)	b	1.71%	10/04/18	11/22/18	4,355,000	4,355,000
RB (St. John’s Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		10/04/18	26,020,000	26,020,000
State Personal Income Tax RB Series 2011A (LIQ: CITIBANK NA)	b,c	1.59%		10/05/18	2,000,000	2,000,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	2,000,000	2,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	1,875,000	1,875,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	6,250,000	6,250,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	3,300,000	3,300,000
State Sales Tax RB Series 2014A (LIQ: ROYAL BANK OF CANADA)	b,c	1.59%		10/05/18	4,500,000	4,500,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	1.59%		10/05/18	5,790,000	5,790,000
20

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	2,500,000	2,500,000
New York State HFA
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.63%		10/05/18	23,800,000	23,800,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.63%		10/05/18	13,800,000	13,800,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.63%		10/05/18	5,300,000	5,300,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.63%		10/05/18	12,095,000	12,095,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		10/05/18	10,000,000	10,000,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.63%		10/05/18	31,300,000	31,300,000
Housing RB (Chelsea Apartments) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		10/05/18	3,145,000	3,145,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.63%		10/05/18	50,000,000	50,000,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.63%		10/05/18	26,000,000	26,000,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.63%		10/05/18	8,800,000	8,800,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	a	1.64%		10/05/18	5,600,000	5,600,000
Housing RB (Reverend Polite Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		10/05/18	7,435,000	7,435,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		10/05/18	10,700,000	10,700,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.63%		10/05/18	25,000,000	25,000,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.63%		10/05/18	18,900,000	18,900,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	a	1.64%		10/05/18	5,700,000	5,700,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	a	1.61%		10/05/18	5,500,000	5,500,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	a	1.71%		10/01/18	6,120,000	6,120,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	a	1.63%		10/05/18	17,090,000	17,090,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	9,365,000	9,365,000
21

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,b	1.62%		10/05/18	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a,b	1.60%		10/05/18	40,000,000	40,000,000
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research Corp) Series 1997A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.61%		10/05/18	1,500,000	1,500,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	1,000,000	1,000,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	b,c	1.64%		10/05/18	2,380,000	2,380,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	3,055,000	3,055,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	3,000,000	3,000,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	b,c	1.61%		10/05/18	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.63%		10/05/18	2,000,000	2,000,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.66%		10/05/18	6,365,000	6,365,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	5,750,000	5,750,000
Triborough Bridge & Tunnel Auth
General RB Series 2009A2 (LIQ: BANK OF AMERICA NA)	b,c	1.59%		10/05/18	6,500,000	6,500,000
General RB Series 2009A2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	1,200,000	1,200,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	6,665,000	6,665,000
General RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		10/05/18	4,715,000	4,715,000
General Refunding RB Series 2002F (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.68%		10/01/18	4,220,000	4,220,000
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	4,195,000	4,195,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	b,c	1.59%		10/05/18	24,375,000	24,375,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		10/05/18	3,355,000	3,355,000
22

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Warren & Wash Cnty IDA
RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.53%		10/05/18	8,250,000	8,250,000
Total Variable-Rate Municipal Securities
(Cost $1,068,495,000)						1,068,495,000
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $546,310,000 or 46.1% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note
23

Schwab Municipal Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2018, all of the funds’ investment securities were classified as Level 2.
The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88398SEP18
24

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 56.6% of net assets
Asset-Backed Commercial Paper 16.9%
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.20%		10/01/18	44,000,000	44,000,000
	a,b	2.14%		10/03/18	33,033,000	33,029,073
	a,b	2.20%		10/04/18	20,000,000	19,996,333
	a,b	2.21%		10/05/18	42,000,000	41,989,687
	a,b	2.28%		12/05/18	30,900,000	30,773,353
	a,b	2.28%		12/12/18	25,000,000	24,886,500
BARTON CAPITAL SA	a,b	2.12%		10/02/18	24,000,000	23,998,587
	a,b	2.05%		10/04/18	125,000,000	124,978,646
	a,b	2.31%		10/10/18	70,500,000	70,459,463
	a,b	2.31%		10/11/18	36,000,000	35,977,000
	a,b	2.31%		10/18/18	24,500,000	24,473,390
	a,b	2.28%		11/19/18	4,000,000	3,987,641
	a,b	2.28%		11/26/18	15,000,000	14,947,033
	a,b	2.28%		12/04/18	97,500,000	97,106,533
	a,b	2.31%		12/10/18	150,000,000	149,329,167
	a,b	2.43%		01/09/19	52,000,000	51,651,889
BEDFORD ROW FUNDING CORP	a,b	2.53%		02/26/19	63,000,000	62,355,090
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.18%		10/02/18	52,000,000	51,996,851
	a,b	2.38%		10/02/18	71,000,000	70,995,326
	a,b	2.25%		10/05/18	32,000,000	31,992,000
	a,b	2.37%		11/05/18	16,500,000	16,462,302
	a,b	2.31%		12/10/18	39,458,000	39,281,535
CAFCO LLC	a,b	2.17%		10/01/18	43,100,000	43,100,000
	a,b	2.13%		10/18/18	1,000,000	998,999
	a,b	2.27%		10/22/18	50,000,000	49,934,083
	a,b	2.27%		10/25/18	45,000,000	44,932,200
	a,b	2.26%		11/02/18	49,000,000	48,902,000
	a,b	2.26%		11/05/18	75,000,000	74,835,937
	a,b	2.26%		11/08/18	49,000,000	48,883,625
	a,b	2.26%		11/14/18	25,000,000	24,931,250
1

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	2.26%		11/19/18	25,000,000	24,923,438
	a,b	2.26%		12/03/18	50,000,000	49,803,125
	a,b	2.27%		12/04/18	10,461,000	10,418,970
	a,b	2.27%		12/07/18	59,000,000	58,751,839
	a,b	2.47%		01/02/19	26,000,000	25,836,113
	a,b	2.50%		01/11/19	20,000,000	19,860,033
	a,b	2.48%		02/19/19	50,000,000	49,520,208
CANCARA ASSET SECURITISATION LLC	a,b	2.30%		10/02/18	52,000,000	51,996,692
	a,b	2.28%		11/02/18	21,000,000	20,957,627
	a,b	2.28%		11/06/18	24,500,000	24,444,385
	a,b	2.27%		11/14/18	75,000,000	74,792,833
	a,b	2.27%		11/19/18	107,000,000	106,670,856
	a,b	2.26%		11/26/18	11,000,000	10,961,500
	a,b	2.30%		12/11/18	21,000,000	20,905,156
	a,b	2.30%		12/14/18	175,000,000	174,176,236
CHARIOT FUNDING LLC	a,b	2.37%		10/17/18	149,000,000	148,844,378
	a,b	2.26%		10/25/18	29,000,000	28,956,500
	a,b	2.26%		10/29/18	15,000,000	14,973,633
	a,b	2.35%		11/01/18	175,000,000	174,648,882
	a,b	2.40%		11/26/18	45,000,000	44,833,400
	a,b	2.41%		01/03/19	149,500,000	148,567,037
	a,b	2.32%		01/09/19	40,000,000	39,744,444
CHARTA LLC	a,b	2.19%		10/05/18	55,000,000	54,986,617
	a,b	2.28%		10/09/18	50,000,000	49,974,778
	a,b	2.28%		10/16/18	94,000,000	93,911,092
	a,b	2.14%		10/19/18	1,000,000	998,935
	a,b	2.27%		10/23/18	46,200,000	46,136,193
	a,b	2.26%		11/08/18	20,000,000	19,952,500
	a,b	2.26%		11/09/18	50,000,000	49,878,125
	a,b	2.26%		11/21/18	73,000,000	72,767,313
	a,b	2.26%		11/29/18	55,500,000	55,295,344
	a,b	2.44%		01/11/19	100,000,000	99,314,333
	a,b	2.48%		01/22/19	11,500,000	11,411,562
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.39%		10/23/18	150,000,000	149,782,750
	a	2.45%		11/13/18	30,000,000	29,913,283
	a	2.52%		01/23/19	150,000,000	148,817,250
	a	2.52%		01/24/19	120,000,000	119,045,500
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.37%		11/05/18	59,000,000	58,865,201
	a,b	2.51%		01/03/19	88,000,000	87,430,151
	a,b	2.52%		01/29/19	37,000,000	36,692,900
CRC FUNDING LLC	a,b	2.28%		10/16/18	29,000,000	28,972,571
	a,b	2.14%		10/19/18	10,000,000	9,989,350
	a,b	2.26%		11/14/18	23,000,000	22,936,750
	a,b	2.26%		11/30/18	20,100,000	20,024,625
	a,b	2.27%		12/03/18	68,250,000	67,980,071
	a,b	2.26%		12/04/18	50,000,000	49,800,000
	a,b	2.47%		01/02/19	35,000,000	34,779,383
	a,b	2.44%		01/10/19	50,000,000	49,660,528
	a,b	2.44%		01/11/19	25,000,000	24,828,583
2

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	2.37%		01/14/19	39,000,000	38,732,688
	a,b	2.48%		02/21/19	50,000,000	49,513,403
CROWN POINT CAPITAL COMPANY LLC	a,b	2.36%		10/04/18	54,000,000	53,989,425
	a,b	2.40%		10/18/18	98,000,000	97,889,859
	a,b	2.40%		10/22/18	34,000,000	33,952,797
	a,b	2.40%		10/23/18	111,000,000	110,838,557
	a,b	2.37%		11/09/18	52,000,000	52,000,000
	a,b	2.36%		12/14/18	186,000,000	186,000,000
	a,b	2.33%		12/17/18	93,000,000	92,538,513
FAIRWAY FINANCE CO LLC	a,b	2.24%		11/13/18	35,000,000	34,906,774
	a,b	2.25%		11/15/18	47,000,000	46,868,400
GOTHAM FUNDING CORP	a,b	2.31%		10/05/18	131,000,000	130,966,522
	a,b	2.30%		12/11/18	41,000,000	40,814,828
	a,b	2.31%		12/18/18	42,000,000	41,790,700
	a,b	2.44%		01/10/19	67,000,000	66,545,107
KELLS FUNDING LLC	a,b	2.24%		10/25/18	48,200,000	48,137,300
	a,b	2.24%		11/16/18	207,000,000	206,448,632
	a,b	2.25%		11/19/18	174,000,000	173,523,627
	a,b	2.25%		11/29/18	175,000,000	174,390,222
	a,b	2.25%		11/30/18	82,000,000	81,709,173
	a,b	2.25%		12/04/18	97,000,000	96,643,902
	a,b	2.26%		12/07/18	125,500,000	124,998,000
	a,b	2.26%		12/10/18	104,000,000	103,577,500
	a,b	2.42%		01/29/19	175,000,000	173,658,333
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.15%		10/01/18	114,000,000	114,000,000
	a,b	2.18%		10/02/18	8,000,000	7,999,516
	a,b	2.28%		11/13/18	170,000,000	169,539,064
LMA AMERICAS LLC	a,b	2.18%		10/01/18	79,000,000	79,000,000
	a,b	2.35%		10/01/18	77,000,000	77,000,000
	a,b	2.28%		11/27/18	139,000,000	138,500,411
	a,b	2.31%		12/12/18	81,000,000	80,627,400
	a,b	2.31%		12/17/18	70,000,000	69,655,639
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.04%		10/04/18	64,000,000	63,989,120
	a,b	2.07%		10/09/18	80,000,000	79,963,378
	a,b	2.43%		01/07/19	9,500,000	9,437,675
METLIFE SHORT TERM FUNDING LLC	a,b	2.26%		11/27/18	88,000,000	87,686,500
	a,b	2.26%		11/29/18	91,200,000	90,863,700
	a,b	2.26%		12/03/18	21,000,000	20,917,313
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.19%		10/22/18	10,000,000	9,987,225
	a,b	2.35%		12/06/18	100,000,000	99,571,000
	a,b	2.33%		12/10/18	200,000,000	199,097,778
OLD LINE FUNDING LLC	a,b	2.29%		11/02/18	36,200,000	36,126,635
	a,b	2.47%		02/20/19	74,000,000	73,287,791
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.36%		10/15/18	13,000,000	12,988,119
	a,b	2.36%		10/17/18	23,000,000	22,975,978
	a,b	2.34%		11/01/18	31,000,000	30,937,802
	a,b	2.30%		11/13/18	35,000,000	34,904,265
	a,b	2.30%		11/15/18	58,000,000	57,833,975
3

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	2.28%		11/20/18	186,000,000	185,413,583
	a,b	2.29%		12/05/18	48,000,000	47,802,400
	a,b	2.31%		12/10/18	29,000,000	28,870,305
	a,b	2.33%		12/17/18	165,000,000	164,181,233
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.33%		10/02/18	100,000,000	99,993,556
	a,b	2.31%		10/12/18	95,000,000	94,933,236
	a,b	2.31%		10/24/18	75,000,000	74,889,792
	a,b	2.28%		10/26/18	77,000,000	76,878,618
	a,b	2.28%		11/14/18	30,000,000	29,916,767
	a,b	2.26%		11/15/18	22,000,000	21,938,125
	a,b	2.36%		12/14/18	46,000,000	45,777,794
	a,b	2.31%		12/20/18	119,000,000	118,391,778
	a,b	2.33%		12/20/18	80,000,000	79,587,556
	a,b	2.33%		12/21/18	178,000,000	177,070,840
STARBIRD FUNDING CORP	a,b	2.27%		11/28/18	28,000,000	27,898,049
	a,b	2.30%		12/10/18	72,500,000	72,177,174
	a,b	2.30%		12/11/18	69,000,000	68,688,369
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.32%		10/31/18	25,000,000	24,951,875
	a,b	2.42%		01/04/19	97,000,000	96,385,667
	a,b	2.43%		01/07/19	100,000,000	99,343,944
VICTORY RECEIVABLES CORP	a,b	2.16%		10/01/18	24,000,000	24,000,000
	a,b	2.31%		10/05/18	63,000,000	62,983,900
	a,b	2.31%		10/09/18	20,500,000	20,489,522
	a,b	2.31%		12/10/18	91,375,000	90,966,351
	a,b	2.33%		12/19/18	152,107,000	151,332,606
	a,b	2.42%		01/03/19	73,000,000	72,542,533
	a,b	2.43%		01/07/19	50,000,000	49,671,972
						10,254,320,557
Financial Company Commercial Paper 7.8%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	b	2.49%		03/12/19	184,000,000	181,963,120
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		2.06%		10/01/18	328,000,000	328,000,000
		2.16%		10/01/18	7,000,000	7,000,000
BPCE SA	b	2.35%		12/06/18	146,500,000	145,874,201
	b	2.42%		01/02/19	434,000,000	431,309,200
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.13%		10/02/18	152,000,000	151,991,007
	b	2.14%		10/03/18	135,000,000	134,983,950
	b	2.18%		10/04/18	54,000,000	53,990,190
	b	2.18%		10/05/18	10,000,000	9,997,578
HSBC USA INC	b	2.45%		11/21/18	48,000,000	47,835,440
	b	2.49%		01/18/19	31,000,000	30,769,102
	b	2.49%		01/24/19	50,000,000	49,607,083
	b	2.49%		01/25/19	48,700,000	48,313,971
	b	2.54%		02/04/19	25,000,000	24,780,375
	b	2.51%		02/15/19	45,000,000	44,576,156
JP MORGAN SECURITIES LLC		2.33%		10/09/18	83,000,000	82,957,393
		2.43%		11/13/18	37,000,000	36,893,933
		2.48%		02/04/19	134,500,000	133,346,663
4

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.12%		10/05/18	342,000,000	341,919,440
		2.16%		10/10/18	123,000,000	122,933,580
		2.14%		10/16/18	25,000,000	24,977,708
LLOYDS BANK PLC		2.26%		12/04/18	254,000,000	252,984,000
MACQUARIE BANK LTD	b	2.30%		10/16/18	99,000,000	98,905,538
	b	2.30%		10/18/18	38,000,000	37,958,907
NATIONWIDE BUILDING SOCIETY	b	2.27%		10/01/18	200,000,000	200,000,000
	b	2.04%		10/09/18	10,000,000	9,995,467
	b	2.27%		10/22/18	59,000,000	58,922,218
	b	2.30%		12/17/18	99,000,000	98,515,093
	b	2.42%		01/07/19	194,000,000	192,732,533
NEDERLANDSE WATERSCHAPSBANK NV	b	2.11%		10/11/18	160,000,000	159,906,667
	b	2.15%		10/29/18	100,100,000	99,933,000
NRW BANK	b	2.17%		10/30/18	228,000,000	227,603,280
OVERSEA-CHINESE BANKING CORPORATION LTD	b	2.28%		10/03/18	68,000,000	67,991,424
	b	2.28%		10/04/18	83,000,000	82,984,299
	b	2.47%		02/19/19	44,000,000	43,579,507
SANTANDER UK PLC		2.26%		10/17/18	26,000,000	25,974,000
		2.28%		11/20/18	160,000,000	159,496,667
		2.35%		01/02/19	204,500,000	203,269,081
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)	b	2.28%		10/24/18	13,000,000	12,981,146
SWEDBANK AB		2.26%		10/31/18	79,000,000	78,851,875
UNITED OVERSEAS BANK LTD	b	2.37%		10/17/18	150,000,000	149,843,333
						4,696,448,125
Certificates of Deposit 18.7%
BANK OF MONTREAL (CHICAGO BRANCH)		2.12%		10/24/18	2,000,000	2,000,000
		2.16%		10/29/18	120,000,000	120,000,000
		2.30%		12/03/18	200,000,000	200,000,000
		2.44%		01/17/19	98,000,000	98,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.30%		11/01/18	198,500,000	198,500,000
		2.31%		11/01/18	145,000,000	145,000,000
		2.30%		11/08/18	156,000,000	156,000,000
		2.30%		11/09/18	251,000,000	251,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.15%		10/04/18	548,200,000	548,200,000
		2.33%		11/01/18	54,000,000	54,000,000
BMO HARRIS BANK NA		2.30%		11/05/18	32,000,000	32,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		2.52%		03/26/19	90,000,000	90,000,000
CITIBANK NA (NEW YORK BRANCH)		2.26%		10/24/18	114,000,000	114,000,000
		2.33%		10/29/18	100,000,000	100,000,000
		2.37%		01/14/19	258,000,000	258,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.23%		11/01/18	133,000,000	133,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.29%		12/17/18	95,000,000	95,000,000
		2.43%		02/04/19	79,000,000	79,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		04/05/19	460,200,000	460,200,000
5

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DNB BANK ASA (NEW YORK BRANCH)		2.40%		01/17/19	84,000,000	84,000,000
HSBC BANK USA NA (NEW YORK BRANCH)		2.47%		02/15/19	75,000,000	75,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.15%		10/09/18	114,000,000	114,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		2.11%		10/02/18	205,000,000	204,999,972
		2.14%		10/03/18	56,000,000	55,999,985
		2.19%		10/04/18	271,000,000	270,999,887
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.29%		10/04/18	23,000,000	23,000,000
		2.30%		10/04/18	20,000,000	20,000,000
		2.31%		10/30/18	39,000,000	39,000,000
		2.32%		12/27/18	68,000,000	68,000,000
		2.45%		01/17/19	108,500,000	108,500,000
		2.45%		01/31/19	40,000,000	40,000,000
		2.46%		02/11/19	78,300,000	78,300,000
		2.47%		02/22/19	55,000,000	55,000,000
		2.47%		02/26/19	79,000,000	79,000,000
		2.47%		02/27/19	34,000,000	34,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.31%		10/15/18	94,000,000	94,000,000
		2.30%		10/22/18	100,000,000	100,000,000
		2.28%		11/05/18	30,000,000	30,000,000
		2.29%		11/09/18	34,000,000	34,000,000
		2.28%		11/26/18	190,000,000	190,000,000
		2.29%		12/05/18	275,300,000	275,300,000
		2.30%		12/06/18	283,650,000	283,650,000
MUFG BANK LTD (NEW YORK BRANCH)		2.27%		10/15/18	63,000,000	63,000,000
		2.30%		10/15/18	70,500,000	70,500,000
		2.27%		10/16/18	42,000,000	42,000,000
		2.30%		10/22/18	150,000,000	150,000,000
		2.31%		10/22/18	33,500,000	33,500,000
		2.31%		11/01/18	48,000,000	48,000,000
		2.35%		11/02/18	41,600,000	41,600,098
		2.31%		11/05/18	111,000,000	111,000,000
		2.26%		11/07/18	48,000,000	48,000,000
		2.29%		11/07/18	106,000,000	106,000,000
		2.36%		11/20/18	131,000,000	131,000,000
		2.43%		01/28/19	60,000,000	60,000,000
		2.45%		02/04/19	179,000,000	179,000,000
		2.45%		02/11/19	151,000,000	151,000,000
		2.46%		03/07/19	92,000,000	92,000,000
NATIXIS (NEW YORK BRANCH)		2.35%		10/31/18	108,000,000	108,000,000
NORDEA BANK AB (NEW YORK BRANCH)		2.13%		10/03/18	912,000,000	912,000,000
		2.16%		10/05/18	151,000,000	151,000,000
		2.40%		01/25/19	60,000,000	60,000,000
NORINCHUKIN BANK (NEW YORK BRANCH)		2.16%		10/03/18	393,000,000	393,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.26%		10/22/18	160,000,000	159,999,536
		2.25%		11/02/18	132,500,000	132,500,000
6

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (NEW YORK BRANCH)		2.45%		02/27/19	230,200,000	230,200,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.26%		12/21/18	224,200,000	224,200,000
SOCIETE GENERALE (NEW YORK BRANCH)		2.29%		10/01/18	95,000,000	95,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.40%		01/04/19	97,500,000	97,500,000
		2.45%		01/25/19	136,000,000	136,000,000
		2.46%		02/15/19	130,000,000	130,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.32%		10/03/18	368,300,000	368,300,000
		2.18%		10/04/18	75,000,000	75,000,000
		2.29%		10/05/18	14,000,000	14,000,000
		2.30%		10/17/18	92,000,000	92,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.35%		10/19/18	200,000,000	200,000,000
		2.41%		01/22/19	179,500,000	179,500,000
		2.43%		02/01/19	262,000,000	262,000,000
		2.45%		02/06/19	185,000,000	185,000,000
		2.45%		02/07/19	79,000,000	79,000,000
WELLS FARGO BANK NA		2.45%		12/20/18	200,000,000	200,000,000
						11,301,449,478
Non-Financial Company Commercial Paper 3.1%
BASF SE	b	2.14%		10/01/18	164,290,000	164,290,000
CARGILL GLOBAL FUNDING PLC	a,b	2.11%		10/02/18	40,000,000	39,997,656
	a,b	2.12%		10/02/18	27,000,000	26,998,410
	a,b	2.14%		10/03/18	61,000,000	60,992,748
	a,b	2.15%		10/03/18	16,000,000	15,998,089
	a,b	2.18%		10/04/18	24,000,000	23,995,640
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)	b	2.15%		10/01/18	170,000,000	170,000,000
GE CAPITAL TREASURY SERVICES (US) LLC	a	2.20%		10/05/18	80,000,000	79,980,444
GENERAL ELECTRIC CO		2.20%		10/05/18	175,000,000	174,957,222
LONG ISLAND POWER AUTHORITY	a	2.35%		10/11/18	13,000,000	13,000,000
TOTAL CAPITAL CANADA LTD	a,b	2.12%		10/02/18	765,000,000	764,954,950
TOTAL CAPITAL SA	a,b	2.13%		10/01/18	139,000,000	139,000,000
TOYOTA CREDIT CANADA INC		2.42%		10/22/18	95,000,000	94,867,000
WALMART INC	b	2.02%		10/09/18	74,000,000	73,966,782
						1,842,998,941
Non-Negotiable Time Deposits 9.4%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.16%		10/03/18	227,000,000	227,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.17%		10/03/18	154,000,000	154,000,000
		2.21%		10/03/18	1,234,000,000	1,234,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.15%		10/01/18	175,000,000	175,000,000
		2.13%		10/03/18	156,000,000	156,000,000
7

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.13%		10/03/18	901,000,000	901,000,000
		2.17%		10/04/18	191,000,000	191,000,000
		2.17%		10/05/18	30,000,000	30,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		2.15%		10/01/18	63,000,000	63,000,000
		2.16%		10/04/18	370,000,000	370,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.10%		10/01/18	381,000,000	381,000,000
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.15%		10/01/18	754,000,000	754,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.06%		10/01/18	33,000,000	33,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		2.16%		10/04/18	7,000,000	7,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.13%		10/03/18	442,000,000	442,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.15%		10/03/18	39,000,000	39,000,000
		2.19%		10/04/18	550,000,000	550,000,000
						5,707,000,000
Other Instruments 0.7%
BANK OF AMERICA NA		2.47%		02/05/19	228,000,000	228,000,000
		2.47%		02/08/19	200,000,000	200,000,000
						428,000,000
Total Fixed-Rate Obligations
(Cost $34,230,217,101)						34,230,217,101

Variable-Rate Obligations 22.3% of net assets
Asset-Backed Commercial Paper 1.4%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.30%)	a,b	2.40%	10/01/18	11/01/18	41,000,000	41,000,000
(1 mo. USD-LIBOR + 0.27%)	a,b	2.42%	10/15/18	11/13/18	55,000,000	55,000,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(3 mo. USD-LIBOR + 0.05%)	a	2.38%		12/12/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.15%)	a	2.32%	10/22/18	02/20/19	114,500,000	114,500,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.06%)	a,b	2.40%	10/03/18	01/03/19	150,000,000	150,000,000
(1 mo. USD-LIBOR + 0.15%)	a,b	2.32%	10/22/18	02/20/19	165,000,000	165,000,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.15%)	a,b	2.28%	10/18/18	03/18/19	114,100,000	114,100,000
(1 mo. USD-LIBOR + 0.15%)	a,b	2.36%	10/25/18	03/25/19	132,500,000	132,500,000
						872,100,000
Financial Company Commercial Paper 3.4%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(1 mo. USD-LIBOR + 0.12%)	b	2.24%	10/09/18	03/06/19	235,000,000	235,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.15%)	b	2.27%	10/09/18	03/07/19	125,000,000	125,000,000
8

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ING US FUNDING LLC
(3 mo. USD-LIBOR + 0.02%)	a	2.35%		12/11/18	130,000,000	130,000,000
(3 mo. USD-LIBOR + 0.04%)	a	2.38%		12/19/18	38,000,000	38,000,000
(3 mo. USD-LIBOR + 0.07%)	a	2.46%	11/05/18	02/04/19	192,000,000	192,000,000
(1 mo. USD-LIBOR + 0.15%)	a	2.33%	10/22/18	02/21/19	226,000,000	226,002,542
JP MORGAN SECURITIES LLC
(3 mo. USD-LIBOR + 0.06%)	b	2.40%		11/08/18	340,500,000	340,500,000
(1 mo. USD-LIBOR + 0.14%)		2.36%	10/25/18	02/25/19	119,000,000	119,000,000
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.33%)	b	2.54%		10/23/18	135,000,000	135,000,000
(3 mo. USD-LIBOR + 0.02%)	b	2.33%		11/26/18	173,500,000	173,500,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.30%)	b	2.41%	10/01/18	02/01/19	316,000,000	316,000,000
						2,030,002,542
Certificates of Deposit 15.1%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.34%)		2.50%		10/17/18	104,000,000	104,000,000
(1 mo. USD-LIBOR + 0.17%)		2.39%	10/25/18	01/25/19	197,000,000	197,000,000
(1 mo. USD-LIBOR + 0.14%)		2.26%	10/09/18	03/07/19	120,000,000	120,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.43%	12/21/18	03/21/19	364,200,000	364,200,000
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/03/18	04/03/19	194,500,000	194,500,000
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/05/18	04/05/19	81,000,000	81,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.36%)		2.52%		10/16/18	201,000,000	201,000,000
(1 mo. USD-LIBOR + 0.27%)		2.40%	10/15/18	11/14/18	180,000,000	180,000,000
(3 mo. USD-LIBOR + 0.20%)		2.54%	11/01/18	05/01/19	28,000,000	28,022,670
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		2.26%	10/15/18	02/14/19	227,000,000	227,000,000
(1 mo. USD-LIBOR + 0.13%)		2.25%	10/09/18	03/06/19	140,700,000	140,700,000
(1 mo. USD-LIBOR + 0.17%)		2.33%	10/15/18	05/15/19	144,000,000	144,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.43%)		2.54%		10/01/18	75,000,000	75,000,000
(1 mo. USD-LIBOR + 0.28%)		2.39%	10/05/18	11/05/18	95,000,000	95,000,000
(3 mo. USD-LIBOR + 0.04%)		2.36%	12/07/18	03/07/19	100,000,000	100,000,000
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.45%)		2.58%		10/10/18	300,000,000	300,000,000
(1 mo. USD-LIBOR + 0.41%)		2.62%		10/24/18	107,000,000	107,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.26%)		2.49%	10/29/18	11/27/18	64,500,000	64,500,000
(1 mo. USD-LIBOR + 0.22%)		2.43%	10/23/18	01/23/19	138,000,000	138,000,000
(1 mo. USD-LIBOR + 0.21%)		2.42%	10/24/18	01/24/19	83,500,000	83,500,000
(1 mo. USD-LIBOR + 0.20%)		2.44%	10/31/18	01/31/19	45,000,000	45,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.25%	10/04/18	12/04/18	155,000,000	155,000,000
9

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.39%	10/02/18	11/02/18	257,000,000	257,000,000
(1 mo. USD-LIBOR + 0.11%)		2.24%	10/09/18	02/08/19	275,000,000	275,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.39%	10/05/18	11/05/18	187,500,000	187,500,000
NORDEA BANK AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		2.28%	10/15/18	02/15/19	261,500,000	261,500,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.27%	10/09/18	03/06/19	105,000,000	105,000,000
(1 mo. USD-LIBOR + 0.14%)		2.29%	10/15/18	03/13/19	99,000,000	99,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		2.34%	10/05/18	11/05/18	66,000,000	65,995,792
(1 mo. USD-LIBOR + 0.30%)		2.53%	10/29/18	11/27/18	122,000,000	122,000,000
(3 mo. USD-LIBOR + 0.08%)		2.41%	12/17/18	03/15/19	102,000,000	102,000,000
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/17/18	04/17/19	380,000,000	380,000,000
(3 mo. USD-LIBOR + 0.15%)		2.47%	11/20/18	05/20/19	200,000,000	200,000,000
(3 mo. USD-LIBOR + 0.13%)		2.44%	11/28/18	05/28/19	359,000,000	359,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.29%)		2.51%		10/25/18	67,000,000	67,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.41%	10/05/18	11/05/18	120,000,000	120,000,000
(3 mo. USD-LIBOR + 0.03%)		2.34%		11/26/18	232,000,000	232,000,000
(1 mo. USD-LIBOR + 0.25%)		2.47%	10/26/18	11/26/18	9,000,000	9,000,000
(3 mo. USD-LIBOR + 0.05%)		2.38%	10/11/18	01/11/19	134,000,000	134,000,000
(1 mo. USD-LIBOR + 0.22%)		2.43%	10/22/18	01/22/19	122,000,000	122,000,000
(1 mo. USD-LIBOR + 0.17%)		2.33%	10/15/18	02/15/19	170,000,000	170,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.36%	10/23/18	11/23/18	133,600,000	133,600,000
(1 mo. USD-LIBOR + 0.14%)		2.25%	10/04/18	12/04/18	123,000,000	123,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.51%		10/22/18	258,000,000	258,000,000
(3 mo. USD-LIBOR + 0.03%)		2.34%		11/15/18	25,000,000	25,000,000
(1 mo. USD-LIBOR + 0.15%)		2.30%	10/15/18	03/13/19	31,000,000	31,000,000
(1 mo. USD-LIBOR + 0.17%)		2.35%	10/22/18	05/21/19	144,000,000	144,000,000
(3 mo. USD-LIBOR + 0.07%)		2.46%	12/28/18	06/28/19	143,000,000	143,000,000
SWEDBANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		2.31%	10/04/18	12/04/18	76,000,000	76,000,000
(1 mo. USD-LIBOR + 0.16%)		2.40%	10/29/18	01/28/19	99,000,000	99,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		2.31%	10/19/18	02/19/19	34,000,000	34,000,000
(1 mo. USD-LIBOR + 0.14%)		2.31%	10/22/18	02/20/19	92,000,000	92,000,000
(1 mo. USD-LIBOR + 0.14%)		2.35%	10/23/18	02/25/19	262,000,000	262,000,000
(1 mo. USD-LIBOR + 0.15%)		2.36%	10/19/18	03/19/19	136,000,000	136,000,000
US BANK NATIONAL ASSOCIATION
(1 mo. USD-LIBOR + 0.15%)		2.30%	10/15/18	05/13/19	400,000,000	400,000,000
10

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.42%)		2.55%		10/09/18	25,000,000	25,000,000
(1 mo. USD-LIBOR + 0.18%)		2.39%	10/23/18	02/04/19	45,000,000	45,000,000
(3 mo. USD-LIBOR + 0.10%)		2.42%	12/07/18	03/07/19	295,000,000	295,000,000
(3 mo. USD-LIBOR + 0.09%)		2.42%	12/17/18	03/15/19	217,000,000	217,000,000
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/02/18	04/02/19	150,000,000	150,000,000
(3 mo. USD-LIBOR + 0.21%)		2.54%	10/18/18	04/18/19	50,000,000	50,052,541
						9,151,071,003
Variable Rate Demand Notes 0.5%
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	c	2.25%		10/05/18	17,550,000	17,550,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	2.25%		10/05/18	36,000,000	36,000,000
COMMERCE CHARTER TOWNSHIP
TAXABLE LT GO REFUNDING BONDS SERIES 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	2.18%		10/05/18	19,940,000	19,940,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	2.20%		10/05/18	25,000,000	25,000,000
EMF, LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)	c	2.25%		10/05/18	3,540,000	3,540,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.23%		10/05/18	1,565,000	1,565,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.17%		10/05/18	14,000,000	14,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.20%		10/05/18	40,420,000	40,420,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.23%		10/05/18	30,000,000	30,000,000
New York State HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.20%		10/05/18	40,000,000	40,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	2.16%		10/05/18	15,000,000	15,000,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	2.20%		10/05/18	38,000,000	38,000,000
						281,015,000
11

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 0.5%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.38%)		2.52%		10/12/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.26%)		2.39%	10/15/18	11/14/18	196,000,000	196,000,000
						296,000,000
Non-Financial Company Commercial Paper 1.4%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.03%)		2.37%	11/07/18	02/07/19	47,000,000	47,000,000
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.08%)		2.39%	11/21/18	02/15/19	94,000,000	94,000,000
(3 mo. USD-LIBOR + 0.09%)		2.46%	12/27/18	03/22/19	79,400,000	79,400,000
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/12/18	04/05/19	157,000,000	157,000,000
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/17/18	04/12/19	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.16%)		2.37%	10/24/18	05/21/19	250,000,000	250,000,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(1 mo. USD-LIBOR + 0.36%)		2.59%		10/29/18	141,000,000	141,000,000
						868,400,000
Total Variable-Rate Obligations
(Cost $13,498,588,545)						13,498,588,545
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.5% of net assets
U.S. Government Agency Repurchase Agreements* 12.1%
BARCLAYS BANK PLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $306,034,914, 4.00%, due 07/01/48 - 08/01/48)		2.10%		10/02/18	297,121,275	297,000,000
Issued 09/26/18, repurchase date 10/03/18 (Collateralized by U.S. Government Agency Securities valued at $206,085,720, 4.00%, due 08/01/48)		2.14%		10/03/18	200,083,222	200,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $257,608,652, 4.00%, due 08/01/48)		2.17%		10/04/18	250,105,486	250,000,000
BMO CAPITAL MARKETS CORP
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $154,529,098, 2.50% - 5.50%, due 11/01/26 - 05/20/68)		2.26%		10/01/18	150,028,250	150,000,000
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $669,537,021, 0.00% - 6.00%, due 07/31/19 - 05/15/59)		2.26%		10/01/18	654,123,170	654,000,000
12

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $360,500,000, 1.29% - 6.00%, due 09/16/28 - 05/16/59)		2.26%		10/01/18	350,065,917	350,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $644,780,001, 3.50% - 4.00%, due 02/01/48 - 08/01/48)		2.27%		10/01/18	626,118,418	626,000,000
MIZUHO SECURITIES USA LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $310,030,000, 3.00% - 5.00%, due 01/01/27 - 08/01/48)		2.25%		10/01/18	301,056,438	301,000,000
RBC DOMINION SECURITIES INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $926,139,820, 0.50% - 6.00%, due 05/31/19 - 08/20/48)		2.25%		10/01/18	904,169,500	904,000,000
ROYAL BANK OF CANADA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $1,082,732,975, 2.03% - 7.00%, due 01/01/21 - 05/20/65)		2.25%		10/01/18	1,051,197,063	1,051,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $119,529,485, 2.50% - 6.50%, due 11/01/23 - 06/20/48)		2.13%		10/02/18	116,048,043	116,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $661,541,587, 2.14% - 6.50%, due 10/01/27 - 03/16/52)		2.19%		10/04/18	642,273,385	642,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $1,881,238,160, 0.00% - 7.00%, due 02/10/20 - 09/01/48)		2.26%		10/01/18	1,809,340,695	1,809,000,000
						7,350,000,000
U.S. Treasury Repurchase Agreements 3.5%
BANK OF MONTREAL
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $539,672,240, 0.00% - 3.63%, due 11/01/18 - 08/15/46)		2.05%		10/01/18	529,090,371	529,000,000
BARCLAYS BANK PLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $113,240,336, 0.00% - 9.00%, due 11/15/18 - 08/15/23)		2.15%		10/01/18	111,019,888	111,000,000
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $81,615,284, 1.38% - 2.25%, due 02/15/20 - 08/15/22)		2.24%		10/01/18	80,014,933	80,000,000
13

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS CAPITAL INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $20,168,671, 2.63%, due 11/15/20)		2.24%		10/01/18	19,776,813	19,773,122
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $328,501,353, 0.75% - 6.13%, due 05/15/25 - 02/15/46)		2.24%		10/01/18	322,060,107	322,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $277,046,231, 2.13%, due 01/31/21)		2.00%		10/01/18	277,046,167	277,000,000
JP MORGAN SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $6,120,034, 1.38% - 3.38%, due 03/15/21 - 04/15/32)		2.15%		10/01/18	6,001,075	6,000,000
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $372,300,090, 1.50% - 3.63%, due 01/31/19 - 04/30/20)		2.15%		10/01/18	365,065,396	365,000,000
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $415,140,048, 0.00% - 3.00%, due 12/27/18 - 05/15/47)		2.22%		10/01/18	407,075,295	407,000,000
						2,116,773,122
Other Repurchase Agreements** 5.9%
BNP PARIBAS SA
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $257,712,199, 0.00% - 12.00%, due 01/18/22 - 05/25/43)		2.24%		10/02/18	224,097,564	224,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $724,918,842, 0.00% - 7.87%, due 04/15/20 - 01/25/58)		2.30%		10/04/18	632,282,644	632,000,000
Issued 09/05/18, repurchase date 12/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $187,230,250, 0.00% - 12.00%, due 03/28/19 - 12/31/99)		2.44%		11/02/18	162,436,054	161,800,000
JP MORGAN SECURITIES LLC
Issued 08/29/18, repurchase date 02/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $414,948,750, 0.00% - 8.84%, due 12/15/21 - 10/25/57)		2.75%		12/27/18	363,300,000	360,000,000
Issued 09/26/18, repurchase date 03/26/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $280,643,025, 0.00% - 10.18%, due 10/25/18 - 02/17/61)		2.76%		12/27/18	245,721,013	244,000,000
14

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/25/18, repurchase date 03/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $50,611,849, 12.78%, due 09/15/22)		2.81%		12/27/18	44,319,403	44,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/28/18, repurchase date 11/26/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $456,550,000, 2.32% - 2.47%, due 07/25/47 - 09/25/47)		2.41%		11/02/18	398,754,078	397,000,000
RBC CAPITAL MARKETS LLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $317,830,093, 1.38% - 8.35%, due 08/09/19 - 10/06/48)		2.20%		10/02/18	303,129,617	303,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $183,785,387, 1.13% - 5.35%, due 05/22/19 - 11/01/48)		2.27%		10/01/18	175,033,104	175,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $79,835,295, 3.17% - 5.80%, due 02/15/19 - 11/20/45)		2.25%		10/02/18	76,033,250	76,000,000
Issued 09/26/18, repurchase date 10/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $157,571,065, 4.20% - 8.13%, due 05/20/19 - 02/06/57)		2.28%		10/03/18	150,066,500	150,000,000
Issued 07/10/18, repurchase date 01/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $573,856,993, 0.00% - 10.35%, due 12/21/20 - 12/25/58)		2.88%		01/01/19	498,888,000	492,000,000
15

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 07/31/18, repurchase date 01/28/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $359,400,050, 0.00% - 9.75%, due 10/20/18 - 02/25/58)		2.92%		01/01/19	311,847,262	308,000,000
						3,566,800,000
Total Repurchase Agreements
(Cost $13,033,573,122)						13,033,573,122
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $16,167,399,834 or 26.7% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
16

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 62.9% of net assets
Asset-Backed Commercial Paper 23.6%
BARTON CAPITAL SA	a,b	2.31%		10/18/18	500,000	499,457
	a,b	2.28%		12/04/18	500,000	497,982
	a,b	2.43%		01/09/19	700,000	695,314
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.18%		10/02/18	1,000,000	999,939
CAFCO LLC	a,b	2.27%		12/07/18	300,000	298,738
	a,b	2.47%		01/02/19	1,500,000	1,490,545
CANCARA ASSET SECURITISATION LLC	a,b	2.28%		11/06/18	1,000,000	997,730
CHARIOT FUNDING LLC	a,b	2.37%		10/17/18	2,000,000	1,997,911
	a,b	2.26%		10/25/18	3,000,000	2,995,500
CHARTA LLC	a,b	2.27%		10/23/18	1,800,000	1,797,514
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.52%		01/24/19	1,000,000	992,046
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.37%		11/05/18	500,000	498,858
	a,b	2.51%		01/03/19	1,000,000	993,524
	a,b	2.52%		01/29/19	300,000	297,510
CRC FUNDING LLC	a,b	2.26%		11/30/18	1,400,000	1,394,750
CROWN POINT CAPITAL COMPANY LLC	a,b	2.40%		10/18/18	200,000	199,775
	a,b	2.36%		12/14/18	1,000,000	1,000,000
GOTHAM FUNDING CORP	a,b	2.44%		01/10/19	500,000	496,605
KELLS FUNDING LLC	a,b	2.24%		10/25/18	1,800,000	1,797,658
	a,b	2.25%		11/19/18	2,500,000	2,493,156
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.28%		11/13/18	1,500,000	1,495,933
LMA AMERICAS LLC	a,b	2.18%		10/01/18	1,000,000	1,000,000
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.43%		01/07/19	2,500,000	2,483,599
METLIFE SHORT TERM FUNDING LLC	a,b	2.26%		11/27/18	2,500,000	2,491,094
	a,b	2.26%		11/29/18	800,000	797,050
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.13%		10/09/18	1,000,000	999,529
17

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OLD LINE FUNDING LLC	a,b	2.29%		11/02/18	300,000	299,392
	a,b	2.47%		02/20/19	1,300,000	1,287,488
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.33%		12/17/18	1,530,000	1,522,408
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.33%		10/02/18	1,250,000	1,249,919
	a,b	2.31%		12/20/18	1,000,000	994,889
STARBIRD FUNDING CORP	a,b	2.30%		12/10/18	500,000	497,774
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.32%		10/31/18	2,750,000	2,744,706
	a,b	2.42%		01/04/19	250,000	248,417
VICTORY RECEIVABLES CORP	a,b	2.33%		10/01/18	2,000,000	2,000,000
	a,b	2.31%		12/10/18	1,125,000	1,119,969
						43,666,679
Certificates of Deposit 15.8%
BANK OF MONTREAL (CHICAGO BRANCH)		2.16%		10/29/18	1,000,000	1,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.30%		11/09/18	1,000,000	1,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.15%		10/04/18	800,000	800,000
		2.33%		11/01/18	1,000,000	1,000,000
CITIBANK NA (NEW YORK BRANCH)		2.26%		10/24/18	3,500,000	3,500,000
		2.28%		12/14/18	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.23%		11/01/18	2,000,000	2,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.29%		12/17/18	1,000,000	1,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		04/05/19	1,800,000	1,800,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.31%		10/30/18	1,000,000	1,000,000
		2.46%		02/11/19	1,700,000	1,700,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.29%		11/09/18	2,500,000	2,500,000
		2.29%		12/05/18	700,000	700,000
		2.30%		12/06/18	350,000	350,000
MUFG BANK LTD (NEW YORK BRANCH)		2.35%		11/02/18	1,500,000	1,500,004
		2.46%		03/07/19	3,000,000	3,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		2.45%		02/27/19	1,800,000	1,800,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.26%		12/21/18	800,000	800,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.32%		10/03/18	1,700,000	1,700,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.41%		01/22/19	1,000,000	1,000,000
						29,150,004
Financial Company Commercial Paper 6.3%
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.18%		10/05/18	1,000,000	999,758
HSBC USA INC	b	2.49%		01/25/19	1,300,000	1,289,695
JP MORGAN SECURITIES LLC		2.48%		02/04/19	1,000,000	991,425
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.15%		10/09/18	800,000	799,618
		2.16%		10/10/18	1,000,000	999,460
LLOYDS BANK PLC		2.26%		12/04/18	1,000,000	996,000
18

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIONWIDE BUILDING SOCIETY	b	2.30%		12/17/18	1,000,000	995,102
	b	2.42%		01/07/19	800,000	794,773
NEDERLANDSE WATERSCHAPSBANK NV	b	2.15%		10/29/18	900,000	898,498
SWEDBANK AB		2.26%		10/31/18	900,000	898,313
WESTPAC BANKING CORP	b	2.03%		10/09/18	2,000,000	1,999,098
						11,661,740
Non-Financial Company Commercial Paper 3.2%
BASF SE	b	2.14%		10/01/18	1,000,000	1,000,000
CARGILL GLOBAL FUNDING PLC	a,b	2.14%		10/03/18	2,000,000	1,999,762
TOTAL CAPITAL SA	a,b	2.13%		10/01/18	2,000,000	2,000,000
TOYOTA CREDIT CANADA INC		2.42%		10/22/18	1,000,000	998,600
						5,998,362
Non-Negotiable Time Deposits 14.0%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.16%		10/03/18	2,000,000	2,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.17%		10/03/18	1,000,000	1,000,000
		2.21%		10/03/18	4,000,000	4,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		2.13%		10/01/18	1,000,000	1,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.13%		10/03/18	4,000,000	4,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.13%		10/03/18	3,000,000	3,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		2.16%		10/04/18	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.10%		10/01/18	1,000,000	1,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.17%		10/04/18	1,000,000	1,000,000
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.15%		10/01/18	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		2.16%		10/04/18	2,000,000	2,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.13%		10/03/18	2,000,000	2,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.15%		10/03/18	1,000,000	1,000,000
		2.19%		10/04/18	1,000,000	1,000,000
						26,000,000
Total Fixed-Rate Obligations
(Cost $116,476,785)						116,476,785

Variable-Rate Obligations 15.7% of net assets
Asset-Backed Commercial Paper 1.3%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.15%)	a	2.32%	10/22/18	02/20/19	1,500,000	1,500,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.15%)	a,b	2.28%	10/18/18	03/18/19	900,000	900,000
						2,400,000
19

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 0.3%
JP MORGAN SECURITIES LLC
(3 mo. USD-LIBOR + 0.06%)	b	2.40%		11/08/18	500,000	500,000
Certificates of Deposit 9.4%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.34%)		2.50%		10/17/18	1,500,000	1,500,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.43%	12/21/18	03/21/19	300,000	300,000
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/03/18	04/03/19	500,000	500,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.36%)		2.52%		10/16/18	300,000	300,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		2.25%	10/09/18	03/06/19	800,000	800,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.43%)		2.54%		10/01/18	1,500,000	1,500,000
NORDEA BANK AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		2.28%	10/15/18	02/15/19	1,500,000	1,500,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.27%	10/09/18	03/06/19	1,000,000	1,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.41%	12/17/18	03/15/19	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.15%)		2.47%	11/20/18	05/20/19	1,500,000	1,500,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.34%		11/26/18	250,000	250,000
(3 mo. USD-LIBOR + 0.05%)		2.38%	10/11/18	01/11/19	1,500,000	1,500,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.51%		10/22/18	300,000	300,000
(1 mo. USD-LIBOR + 0.35%)		2.51%	10/16/18	11/16/18	1,500,000	1,500,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		2.31%	10/19/18	02/19/19	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.14%)		2.31%	10/22/18	02/20/19	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.14%)		2.35%	10/23/18	02/25/19	1,000,000	1,000,000
						17,450,000
Variable Rate Demand Notes 1.8%
California Enterprise Development Finance Auth
TAXABLE RB (SCONZA CANDY) SERIES 2008A (LOC: COMERICA BANK)	c	2.24%		10/05/18	385,000	385,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.20%		10/05/18	1,895,000	1,895,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.23%		10/05/18	1,000,000	1,000,000
						3,280,000
20

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 1.5%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.38%)		2.52%		10/12/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.26%)		2.39%	10/15/18	11/14/18	900,000	900,000
						2,900,000
Non-Financial Company Commercial Paper 1.4%
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.08%)		2.39%	11/21/18	02/15/19	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.09%)		2.46%	12/27/18	03/22/19	600,000	600,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(1 mo. USD-LIBOR + 0.36%)		2.59%		10/29/18	1,000,000	1,000,000
						2,600,000
Total Variable-Rate Obligations
(Cost $29,130,000)						29,130,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.4% of net assets
U.S. Government Agency Repurchase Agreements* 13.0%
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $8,240,000, 4.00%, due 02/01/41)		2.27%		10/01/18	8,001,513	8,000,000
RBC DOMINION SECURITIES INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,059,781, 0.00% - 5.00%, due 12/27/18 - 06/20/47)		2.25%		10/01/18	2,000,375	2,000,000
ROYAL BANK OF CANADA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $2,060,387, 2.38% - 4.50%, due 03/01/42 - 06/01/48)		2.25%		10/01/18	2,000,375	2,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $1,030,427, 3.44% - 3.58%, due 03/01/42 - 07/01/48)		2.13%		10/02/18	1,000,414	1,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $2,060,878, 2.38% - 4.50%, due 10/01/41 - 08/01/48)		2.19%		10/04/18	2,000,852	2,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $9,362,028, 2.50% - 6.50%, due 05/01/31 - 09/01/48)		2.26%		10/01/18	9,001,695	9,000,000
						24,000,000
21

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 3.1%
BARCLAYS CAPITAL INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $2,815,164, 3.00%, due 05/15/45)		2.24%		10/01/18	2,760,389	2,759,874
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $3,060,617, 0.13% - 2.88%, due 09/15/19 - 08/15/46)		2.24%		10/01/18	3,000,560	3,000,000
						5,759,874
Other Repurchase Agreements** 6.3%
BNP PARIBAS SA
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,002, 0.00%, due 10/20/28)		2.24%		10/02/18	2,000,871	2,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,130,510, 2.59% - 6.67%, due 04/21/21 - 11/20/45)		2.30%		10/04/18	1,000,447	1,000,000
Issued 09/05/18, repurchase date 12/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $694,303, 0.00%, due 10/20/28)		2.44%		11/02/18	602,359	600,000
JP MORGAN SECURITIES LLC
Issued 09/25/18, repurchase date 03/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,539, 3.32%, due 11/18/47)		2.81%		12/27/18	2,014,518	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/28/18, repurchase date 11/26/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,001, 6.47%, due 01/25/29)		2.41%		11/02/18	2,008,837	2,000,000
RBC CAPITAL MARKETS LLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,479, 3.00% - 5.75%, due 03/07/22 - 08/15/38)		2.20%		10/02/18	1,000,428	1,000,000
WELLS FARGO SECURITIES LLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,051,393, 4.88%, due 03/01/26)		2.25%		10/02/18	1,000,438	1,000,000
Issued 09/26/18, repurchase date 10/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,791, 4.25%, due 04/01/24)		2.28%		10/03/18	1,000,443	1,000,000
22

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 07/10/18, repurchase date 01/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,166,377, 3.58% - 4.50%, due 10/15/24 - 02/25/58)		2.88%		01/01/19	1,014,000	1,000,000
						11,600,000
Total Repurchase Agreements
(Cost $41,359,874)						41,359,874
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $56,051,319 or 30.3% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
23

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.9% of net assets
Asset-Backed Commercial Paper 18.9%
BARTON CAPITAL SA	a,b	2.31%		10/10/18	3,000,000	2,998,275
	a,b	2.28%		12/04/18	2,000,000	1,991,929
	a,b	2.43%		01/09/19	500,000	496,653
BEDFORD ROW FUNDING CORP	a,b	2.53%		02/26/19	2,000,000	1,979,527
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.37%		11/05/18	500,000	498,858
	a,b	2.31%		12/10/18	2,000,000	1,991,055
CAFCO LLC	a,b	2.47%		01/02/19	2,500,000	2,484,242
CANCARA ASSET SECURITISATION LLC	a,b	2.30%		10/02/18	2,000,000	1,999,873
	a,b	2.28%		11/06/18	2,500,000	2,494,325
	a,b	2.32%		12/18/18	1,000,000	994,995
CHARIOT FUNDING LLC	a,b	2.37%		10/17/18	5,000,000	4,994,778
	a,b	2.41%		01/03/19	500,000	496,880
CHARTA LLC	a,b	2.28%		10/05/18	3,000,000	2,999,243
	a,b	2.27%		10/23/18	2,000,000	1,997,238
	a,b	2.26%		11/29/18	500,000	498,156
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.52%		01/24/19	2,000,000	1,984,092
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.37%		11/05/18	3,500,000	3,492,003
	a,b	2.51%		01/03/19	2,000,000	1,987,049
CRC FUNDING LLC	a,b	2.26%		11/14/18	2,000,000	1,994,500
	a,b	2.26%		11/30/18	3,500,000	3,486,875
CROWN POINT CAPITAL COMPANY LLC	a,b	2.40%		10/18/18	900,000	898,988
	a,b	2.36%		12/14/18	3,000,000	3,000,000
	a,b	2.33%		12/17/18	3,000,000	2,985,113
FAIRWAY FINANCE CO LLC	a,b	2.25%		11/15/18	2,000,000	1,994,400
GOTHAM FUNDING CORP	a,b	2.44%		01/10/19	1,300,000	1,291,174
24

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KELLS FUNDING LLC	a,b	2.25%		11/30/18	1,000,000	996,453
	a,b	2.25%		12/04/18	3,000,000	2,988,987
	a,b	2.42%		01/29/19	5,000,000	4,961,667
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.18%		10/02/18	3,000,000	2,999,818
	a,b	2.28%		11/13/18	2,000,000	1,994,577
LMA AMERICAS LLC	a,b	2.18%		10/01/18	1,000,000	1,000,000
	a,b	2.35%		10/01/18	500,000	500,000
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.43%		01/07/19	4,500,000	4,470,477
METLIFE SHORT TERM FUNDING LLC	a,b	2.26%		11/27/18	5,500,000	5,480,406
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.13%		10/09/18	2,000,000	1,999,058
OLD LINE FUNDING LLC	a,b	2.29%		11/02/18	2,500,000	2,494,933
	a,b	2.47%		02/20/19	4,500,000	4,456,690
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.33%		12/17/18	2,595,000	2,582,123
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.33%		10/02/18	3,000,000	2,999,807
	a,b	2.28%		10/26/18	3,000,000	2,995,271
	a,b	2.36%		12/14/18	700,000	696,619
	a,b	2.31%		12/20/18	1,000,000	994,889
STARBIRD FUNDING CORP	a,b	2.30%		12/10/18	4,000,000	3,982,189
	a,b	2.30%		12/11/18	1,000,000	995,484
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.32%		10/31/18	1,500,000	1,497,112
	a,b	2.42%		01/04/19	500,000	496,833
VICTORY RECEIVABLES CORP	a,b	2.31%		10/05/18	1,000,000	999,744
	a,b	2.31%		12/10/18	500,000	497,764
						105,111,122
Financial Company Commercial Paper 6.5%
BPCE SA	b	2.35%		12/06/18	3,500,000	3,485,049
	b	2.42%		01/02/19	3,000,000	2,981,400
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.14%		10/03/18	2,000,000	1,999,762
JP MORGAN SECURITIES LLC		2.48%		02/04/19	4,500,000	4,461,412
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.15%		10/09/18	1,000,000	999,522
		2.16%		10/10/18	2,000,000	1,998,920
NATIONWIDE BUILDING SOCIETY	b	2.42%		01/07/19	5,200,000	5,166,027
NRW BANK	b	2.17%		10/30/18	5,000,000	4,991,300
OVERSEA-CHINESE BANKING CORPORATION LTD	b	2.28%		10/03/18	2,000,000	1,999,748
	b	2.47%		02/19/19	500,000	495,222
SANTANDER UK PLC		2.28%		11/20/18	1,000,000	996,854
		2.35%		01/02/19	4,500,000	4,472,914
SWEDBANK AB		2.26%		10/31/18	2,000,000	1,996,250
						36,044,380
Non-Financial Company Commercial Paper 3.2%
BASF SE	b	2.14%		10/01/18	5,000,000	5,000,000
CARGILL GLOBAL FUNDING PLC	a,b	2.14%		10/03/18	1,000,000	999,881
25

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOTAL CAPITAL CANADA LTD	a,b	2.12%		10/02/18	8,000,000	7,999,529
TOYOTA CREDIT CANADA INC		2.42%		10/22/18	4,000,000	3,994,400
						17,993,810
Certificates of Deposit 18.3%
BANK OF MONTREAL (CHICAGO BRANCH)		2.16%		10/29/18	1,500,000	1,500,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.30%		11/08/18	5,000,000	5,000,000
		2.30%		11/09/18	3,000,000	3,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.33%		11/01/18	5,000,000	5,000,000
CITIBANK NA (NEW YORK BRANCH)		2.26%		10/24/18	4,500,000	4,500,000
		2.28%		12/14/18	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.23%		11/01/18	5,000,000	5,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.29%		12/17/18	4,000,000	4,000,000
		2.43%		02/04/19	5,000,000	5,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		04/05/19	5,000,000	5,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		2.19%		10/04/18	3,000,000	2,999,999
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.31%		10/30/18	9,000,000	9,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.31%		10/15/18	1,000,000	1,000,000
		2.30%		10/22/18	2,500,000	2,500,000
		2.28%		11/26/18	2,000,000	2,000,000
		2.29%		12/05/18	2,000,000	2,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.31%		11/01/18	2,000,000	2,000,000
		2.31%		11/05/18	4,300,000	4,300,000
		2.36%		11/20/18	3,000,000	3,000,000
		2.45%		02/04/19	1,000,000	1,000,000
		2.46%		03/07/19	3,500,000	3,500,000
NORDEA BANK AB (NEW YORK BRANCH)		2.13%		10/03/18	8,000,000	8,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.40%		01/04/19	2,500,000	2,500,000
		2.45%		01/25/19	1,500,000	1,500,000
		2.47%		02/04/19	1,000,000	1,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.32%		10/03/18	8,000,000	8,000,000
		2.29%		10/05/18	600,000	600,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.41%		01/22/19	500,000	500,000
		2.43%		02/01/19	6,000,000	6,000,000
						101,399,999
Non-Negotiable Time Deposits 11.0%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.16%		10/03/18	8,000,000	8,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.17%		10/03/18	5,000,000	5,000,000
		2.21%		10/03/18	11,000,000	11,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.13%		10/03/18	1,000,000	1,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.13%		10/03/18	11,000,000	11,000,000
26

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		2.16%		10/04/18	5,000,000	5,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.10%		10/01/18	4,000,000	4,000,000
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.15%		10/01/18	6,000,000	6,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		2.16%		10/04/18	4,000,000	4,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.13%		10/03/18	4,000,000	4,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.15%		10/03/18	2,000,000	2,000,000
						61,000,000
Total Fixed-Rate Obligations
(Cost $321,549,311)						321,549,311

Variable-Rate Obligations 20.2% of net assets
Asset-Backed Commercial Paper 1.4%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.30%)	a,b	2.40%	10/01/18	11/01/18	1,500,000	1,500,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.15%)	a	2.32%	10/22/18	02/20/19	6,000,000	6,000,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.15%)	a,b	2.36%	10/25/18	03/25/19	500,000	500,000
						8,000,000
Financial Company Commercial Paper 1.5%
ING US FUNDING LLC
(3 mo. USD-LIBOR + 0.04%)	a	2.38%		12/19/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.15%)	a	2.33%	10/22/18	02/21/19	2,000,000	2,000,023
JP MORGAN SECURITIES LLC
(3 mo. USD-LIBOR + 0.06%)	b	2.40%		11/08/18	2,000,000	2,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.30%)	b	2.41%	10/01/18	02/01/19	2,000,000	2,000,000
						8,000,023
Certificates of Deposit 13.5%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.34%)		2.50%		10/17/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.17%)		2.39%	10/25/18	01/25/19	4,700,000	4,700,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.43%	12/21/18	03/21/19	500,000	500,000
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/03/18	04/03/19	5,000,000	5,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.36%)		2.52%		10/16/18	2,000,000	2,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		2.25%	10/09/18	03/06/19	1,500,000	1,500,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.39%	10/05/18	11/05/18	4,000,000	4,000,000
27

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.45%)		2.58%		10/10/18	5,000,000	5,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.39%	10/02/18	11/02/18	5,000,000	5,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.39%	10/05/18	11/05/18	2,500,000	2,500,000
NORDEA BANK AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		2.28%	10/15/18	02/15/19	5,000,000	5,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.27%	10/09/18	03/06/19	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.14%)		2.29%	10/15/18	03/13/19	1,000,000	1,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		2.34%	10/05/18	11/05/18	1,500,000	1,499,904
(1 mo. USD-LIBOR + 0.30%)		2.53%	10/29/18	11/27/18	500,000	500,000
(3 mo. USD-LIBOR + 0.08%)		2.41%	12/17/18	03/15/19	6,000,000	6,000,000
(3 mo. USD-LIBOR + 0.15%)		2.47%	11/20/18	05/20/19	500,000	500,000
(3 mo. USD-LIBOR + 0.13%)		2.44%	11/28/18	05/28/19	500,000	500,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.41%	10/05/18	11/05/18	4,000,000	4,000,000
(3 mo. USD-LIBOR + 0.03%)		2.34%		11/26/18	400,000	400,000
(3 mo. USD-LIBOR + 0.05%)		2.38%	10/11/18	01/11/19	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.17%)		2.33%	10/15/18	02/15/19	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.36%	10/23/18	11/23/18	1,400,000	1,400,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.51%		10/22/18	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		2.31%	10/19/18	02/19/19	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.14%)		2.31%	10/22/18	02/20/19	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.14%)		2.35%	10/23/18	02/25/19	5,000,000	5,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.42%)		2.55%		10/09/18	3,000,000	3,000,000
						74,999,904
Variable Rate Demand Notes 2.0%
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	2.22%		10/05/18	3,210,000	3,210,000
California Infrastructure & Economic Development Bank
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	2.24%		10/05/18	2,360,000	2,360,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	2.23%		10/05/18	1,500,000	1,500,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.20%		10/05/18	950,000	950,000
28

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	2.22%		10/05/18	1,145,000	1,145,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.23%		10/05/18	2,000,000	2,000,000
						11,165,000
Other Instruments 0.4%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.38%)		2.52%		10/12/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.26%)		2.39%	10/15/18	11/14/18	1,100,000	1,100,000
						2,100,000
Non-Financial Company Commercial Paper 1.4%
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/12/18	04/05/19	8,000,000	8,000,000
Total Variable-Rate Obligations
(Cost $112,264,927)						112,264,927
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.8% of net assets
U.S. Government Agency Repurchase Agreements* 12.4%
BMO CAPITAL MARKETS CORP
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $1,030,194, 3.50% - 4.12%, due 07/01/28 - 06/20/68)		2.26%		10/01/18	1,000,188	1,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $15,450,000, 2.50%, due 05/01/30)		2.27%		10/01/18	15,002,838	15,000,000
MIZUHO SECURITIES USA LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $2,040,067, 3.50%, due 05/15/20)		2.25%		10/01/18	2,000,375	2,000,000
RBC DOMINION SECURITIES INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,163,249, 0.00% - 5.50%, due 10/31/18 - 06/20/47)		2.25%		10/01/18	8,001,500	8,000,000
ROYAL BANK OF CANADA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $9,271,738, 2.34% - 4.50%, due 03/01/42 - 07/01/48)		2.25%		10/01/18	9,001,688	9,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $1,030,427, 3.44% - 3.50%, due 03/01/42 - 07/01/48)		2.13%		10/02/18	1,000,414	1,000,000
29

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $6,182,632, 2.38% - 4.50%, due 10/01/41 - 08/01/48)		2.19%		10/04/18	6,002,555	6,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $28,085,289, 3.00% - 5.00%, due 05/01/33 - 09/01/48)		2.26%		10/01/18	27,005,085	27,000,000
						69,000,000
U.S. Treasury Repurchase Agreements 3.1%
BARCLAYS CAPITAL INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $5,947,027, 2.63%, due 11/15/20)		2.24%		10/01/18	5,831,470	5,830,382
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $11,222,193, 4.38% - 8.13%, due 08/15/19 - 11/15/39)		2.24%		10/01/18	11,002,053	11,000,000
						16,830,382
Other Repurchase Agreements** 7.3%
BNP PARIBAS SA
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,203,978, 4.50% - 13.75%, due 07/15/19 - 09/25/34)		2.24%		10/02/18	8,003,484	8,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,150,194, 2.25% - 4.45%, due 04/21/20 - 05/14/46)		2.30%		10/04/18	2,000,894	2,000,000
Issued 09/05/18, repurchase date 12/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $694,303, 0.00%, due 10/20/28)		2.44%		11/02/18	602,359	600,000
JP MORGAN SECURITIES LLC
Issued 08/29/18, repurchase date 02/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,610,542, 5.96%, due 04/17/47)		2.75%		12/27/18	4,036,667	4,000,000
Issued 09/26/18, repurchase date 03/26/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,353, 3.21% - 5.25%, due 06/25/21 - 10/25/37)		2.76%		12/27/18	2,014,107	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/28/18, repurchase date 11/26/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,200,000, 6.47%, due 01/25/29)		2.41%		11/02/18	8,035,347	8,000,000
RBC CAPITAL MARKETS LLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,253,454, 2.25% - 8.88%, due 02/01/19 - 10/06/48)		2.20%		10/02/18	5,002,139	5,000,000
30

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,101,821, 4.00% - 4.25%, due 10/15/23 - 04/01/24)		2.25%		10/02/18	2,000,875	2,000,000
Issued 09/26/18, repurchase date 10/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,151,460, 4.13% - 4.25%, due 12/01/21 - 04/01/24)		2.28%		10/03/18	3,001,330	3,000,000
Issued 07/10/18, repurchase date 01/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,998,257, 3.58% - 4.50%, due 10/15/24 - 02/25/58)		2.88%		01/01/19	6,084,000	6,000,000
						40,600,000
Total Repurchase Agreements
(Cost $126,430,382)						126,430,382
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $144,244,948 or 26.0% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
31

Schwab Prime Money Fund
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2018, all of the funds’ investment securities were classified as Level 2.
The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG94696SEP18
32

The Charles Schwab Family of Funds
Schwab Retirement Government Money Fund™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 54.2% of net assets
U.S. Government Agency Debt 50.0%
FEDERAL FARM CREDIT BANKS FUNDING CORP		2.03%		10/29/18	100,000	99,842
		2.16%		12/13/18	400,000	398,248
FEDERAL HOME LOAN BANKS		1.96%		10/03/18	29,000,000	28,996,850
		1.99%		10/09/18	100,000	99,956
		1.97%		10/10/18	50,000,000	49,975,512
		1.95%		10/12/18	25,000,000	24,985,104
		1.97%		10/17/18	1,000,000	999,127
		2.01%		10/17/18	55,000,000	54,951,233
		2.01%		10/31/18	27,000,000	26,954,820
		2.04%		11/07/18	45,000,000	44,905,743
		2.04%		11/13/18	162,000	161,605
		2.15%		11/13/18	5,000,000	4,987,160
		2.05%		11/14/18	18,000,000	17,954,812
		2.10%		11/21/18	5,800,000	5,782,786
		2.08%		11/23/18	9,000,000	8,972,453
		2.10%		11/28/18	45,000,000	44,847,823
		2.11%		12/05/18	50,000,000	49,809,965
		2.08%		12/06/18	100,000	99,619
		2.12%		12/07/18	20,000,000	19,921,089
		2.14%		12/07/18	35,000,000	34,860,928
		2.16%		12/12/18	13,000,000	12,943,840
		2.16%		12/14/18	2,175,000	2,165,343
		2.17%		12/21/18	23,000,000	22,888,324
		2.19%		12/26/18	25,000,000	24,869,328
						482,631,510
U.S. Treasury Debt 4.2%
UNITED STATES TREASURY		0.75%		10/31/18	40,000,000	39,961,015
Total Fixed-Rate Obligations
(Cost $522,592,525)						522,592,525
1

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 22.6% of net assets
U.S. Government Agency Debt 22.6%
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.27%)		2.07%		10/05/18	2,500,000	2,500,000
(1 mo. USD-LIBOR - 0.13%)		2.00%		10/10/18	3,500,000	3,500,000
(1 mo. USD-LIBOR - 0.11%)		2.02%		10/11/18	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.14%)		2.00%		10/12/18	10,000,000	9,999,988
(1 mo. USD-LIBOR - 0.13%)		2.03%	10/15/18	11/15/18	9,000,000	9,000,000
(1 mo. USD-LIBOR - 0.13%)		2.03%	10/16/18	11/16/18	7,500,000	7,500,000
(1 mo. USD-LIBOR - 0.14%)		2.03%	10/20/18	11/20/18	20,000,000	20,000,211
(1 mo. USD-LIBOR - 0.14%)		1.96%	10/02/18	01/02/19	15,000,000	14,999,344
(1 mo. USD-LIBOR - 0.11%)		1.99%	10/04/18	01/04/19	1,700,000	1,700,007
(1 mo. USD-LIBOR - 0.09%)		2.04%	10/14/18	01/14/19	12,600,000	12,600,081
(1 mo. USD-LIBOR - 0.13%)		2.09%	10/25/18	01/25/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.07%)		2.06%	10/11/18	02/11/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.13%)		2.01%	10/12/18	02/12/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.11%)		2.10%	10/22/18	02/22/19	15,000,000	15,000,000
(1 mo. USD-LIBOR - 0.07%)		2.15%	10/25/18	02/25/19	7,500,000	7,500,000
(1 mo. USD-LIBOR - 0.08%)		2.09%	10/19/18	03/19/19	15,000,000	15,000,927
(1 mo. USD-LIBOR - 0.06%)		2.18%	10/28/18	03/28/19	10,000,000	10,000,000
(3 mo. USD-LIBOR - 0.32%)		2.02%	10/12/18	04/12/19	15,000,000	15,000,000
(1 mo. USD-LIBOR - 0.14%)		2.00%	10/09/18	05/09/19	1,000,000	999,840
(3 mo. USD-LIBOR - 0.16%)		2.16%	12/05/18	06/05/19	13,000,000	13,002,335
(1 mo. USD-LIBOR - 0.08%)		2.18%	11/01/18	10/01/19	25,000,000	25,000,000
Total Variable-Rate Obligations
(Cost $218,302,733)						218,302,733
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.1% of net assets
U.S. Government Agency Repurchase Agreements* 24.0%
BANK OF NOVA SCOTIA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $52,355,654, 3.50% - 4.00%, due 04/01/26 - 05/01/48)		2.25%		10/01/18	50,830,732	50,821,203
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,201,949, 0.00% - 8.13%, due 11/20/18 - 02/15/47)		2.26%		10/01/18	10,001,883	10,000,000
JP MORGAN SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $35,020,000, 3.00% - 5.75%, due 08/20/37 - 05/20/46)		2.26%		10/01/18	34,006,403	34,000,000
MIZUHO SECURITIES USA LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $53,560,000, 4.50% - 5.00%, due 05/01/48 - 06/20/48)		2.25%		10/01/18	52,009,750	52,000,000
2

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $12,242,332, 1.88% - 2.25%, due 01/31/22 - 11/15/24)		2.25%		10/01/18	12,002,250	12,000,000
ROYAL BANK OF CANADA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $23,694,442, 3.50% - 4.00%, due 08/15/46 - 02/01/48)		2.25%		10/01/18	23,004,313	23,000,000
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $25,760,965, 2.38% - 6.50%, due 07/15/28 - 08/01/48)		2.19%		10/04/18	25,010,646	25,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $26,004,897, 3.50% - 6.50%, due 12/01/18 - 09/01/48)		2.26%		10/01/18	25,004,708	25,000,000
						231,821,203
U.S. Treasury Repurchase Agreement 2.1%
BNP PARIBAS SA
Issued 08/22/18, repurchase date 10/18/18 (Collateralized by U.S. Treasury Securities valued at $20,465,624, 0.88% - 8.13%, due 02/28/19 - 02/15/46)		2.03%		10/05/18	20,049,622	20,000,000
Total Repurchase Agreements
(Cost $251,821,203)						251,821,203
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
3

Schwab Retirement Government Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2018, all of the fund’s investment securities were classified as Level 2.
The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG94690SEP18
4

The Charles Schwab Family of Funds
Schwab Variable Share Price Money Fund™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 56.3% of net assets
Asset-Backed Commercial Paper 19.6%
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.14%		10/03/18	2,000,000	1,999,393
	a,b	2.20%		10/04/18	1,000,000	999,636
BARTON CAPITAL SA	a,b	2.12%		10/02/18	9,000,000	8,997,776
	a,b	2.28%		11/19/18	8,000,000	7,973,260
	a,b	2.43%		01/09/19	15,800,000	15,688,794
BEDFORD ROW FUNDING CORP	a,b	2.53%		02/26/19	5,000,000	4,948,262
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.18%		10/02/18	5,000,000	4,998,772
	a,b	2.37%		11/05/18	7,000,000	6,983,508
	a,b	2.31%		12/10/18	4,000,000	3,981,198
CAFCO LLC	a,b	2.13%		10/18/18	1,500,000	1,498,123
	a,b	2.26%		11/02/18	1,000,000	997,839
	a,b	2.26%		11/08/18	1,000,000	997,471
	a,b	2.27%		12/07/18	700,000	696,921
	a,b	2.50%		01/11/19	10,000,000	9,930,875
CANCARA ASSET SECURITISATION LLC	a,b	2.30%		10/02/18	21,000,000	20,995,030
	a,b	2.28%		11/02/18	4,000,000	3,991,394
	a,b	2.28%		11/06/18	8,000,000	7,980,760
	a,b	2.27%		11/14/18	1,500,000	1,495,613
CHARIOT FUNDING LLC	a,b	2.37%		10/17/18	24,000,000	23,972,260
	a,b	2.32%		01/09/19	10,000,000	9,931,076
CHARTA LLC	a,b	2.17%		10/01/18	4,600,000	4,599,178
	a,b	2.28%		10/05/18	12,000,000	11,994,948
	a,b	2.28%		10/16/18	1,000,000	998,901
	a,b	2.26%		11/08/18	5,000,000	4,987,381
	a,b	2.26%		11/21/18	2,000,000	1,993,313
	a,b	2.26%		11/29/18	1,000,000	996,135
	a,b	2.48%		01/22/19	4,000,000	3,968,719
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.52%		01/23/19	23,000,000	22,819,927
	a	2.52%		01/24/19	2,000,000	1,984,195
1

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.37%		11/05/18	7,000,000	6,983,611
	a,b	2.51%		01/03/19	7,000,000	6,955,318
	a,b	2.52%		01/29/19	5,000,000	4,958,624
CRC FUNDING LLC	a,b	2.28%		10/16/18	21,000,000	20,977,015
	a,b	2.14%		10/19/18	2,000,000	1,997,441
	a,b	2.37%		01/14/19	11,000,000	10,920,107
CROWN POINT CAPITAL COMPANY LLC	a,b	2.40%		10/18/18	18,000,000	17,978,080
	a,b	2.40%		10/22/18	9,000,000	8,986,818
	a,b	2.40%		10/23/18	1,000,000	998,474
	a,b	2.37%		11/09/18	3,000,000	3,000,476
	a,b	2.36%		12/14/18	10,000,000	10,000,970
FAIRWAY FINANCE CO LLC	a,b	2.25%		11/15/18	1,000,000	996,996
KELLS FUNDING LLC	a,b	2.24%		11/16/18	13,000,000	12,960,595
	a,b	2.25%		11/19/18	23,500,000	23,424,236
	a,b	2.42%		01/29/19	20,000,000	19,833,882
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.15%		10/01/18	6,000,000	5,998,863
	a,b	2.28%		11/13/18	10,000,000	9,971,480
LMA AMERICAS LLC	a,b	2.18%		10/01/18	1,000,000	999,820
	a,b	2.35%		10/01/18	14,000,000	13,997,486
	a,b	2.31%		12/17/18	5,000,000	4,974,133
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.43%		01/07/19	33,000,000	32,778,078
METLIFE SHORT TERM FUNDING LLC	a,b	2.26%		11/27/18	22,080,000	21,997,752
	a,b	2.26%		11/29/18	13,000,000	12,949,804
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.24%		11/13/18	25,000,000	24,926,464
OLD LINE FUNDING LLC	a,b	2.47%		02/20/19	20,200,000	19,999,201
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.36%		10/15/18	9,000,000	8,990,659
	a,b	2.36%		10/17/18	2,000,000	1,997,667
	a,b	2.34%		11/01/18	13,000,000	12,972,449
	a,b	2.29%		12/05/18	2,940,000	2,927,227
	a,b	2.33%		12/17/18	1,000,000	994,773
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.33%		10/02/18	10,000,000	9,997,633
	a,b	2.31%		10/12/18	5,000,000	4,995,761
	a,b	2.28%		10/26/18	1,000,000	998,299
	a,b	2.28%		11/14/18	3,000,000	2,991,364
	a,b	2.36%		12/14/18	3,300,000	3,283,505
	a,b	2.31%		12/20/18	3,000,000	2,983,587
	a,b	2.33%		12/21/18	22,000,000	21,877,878
STARBIRD FUNDING CORP	a,b	2.30%		12/10/18	23,000,000	22,892,591
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.42%		01/04/19	2,250,000	2,235,294
VICTORY RECEIVABLES CORP	a,b	2.33%		10/01/18	38,000,000	37,993,065
	a,b	2.31%		10/09/18	8,500,000	8,494,286
	a,b	2.31%		12/10/18	7,000,000	6,967,253
	a,b	2.33%		12/19/18	5,000,000	4,973,316
						651,532,989
2

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 4.7%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	b	2.49%		03/12/19	16,000,000	15,816,300
BPCE SA	b	2.42%		01/02/19	9,000,000	8,942,808
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.13%		10/02/18	9,000,000	8,997,844
	b	2.14%		10/03/18	13,000,000	12,996,096
HSBC USA INC	b	2.45%		11/21/18	2,000,000	1,993,223
	b	2.49%		01/18/19	9,000,000	8,932,912
JP MORGAN SECURITIES LLC		2.48%		02/04/19	10,000,000	9,913,570
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.16%		10/10/18	10,000,000	9,992,533
		2.14%		10/16/18	12,000,000	11,986,452
LLOYDS BANK PLC		2.26%		12/04/18	20,000,000	19,914,836
MACQUARIE BANK LTD	b	2.30%		10/18/18	5,000,000	4,993,939
NATIONWIDE BUILDING SOCIETY	b	2.27%		10/22/18	3,000,000	2,995,492
	b	2.27%		10/24/18	10,000,000	9,983,786
OVERSEA-CHINESE BANKING CORPORATION LTD	b	2.28%		10/03/18	19,000,000	18,994,276
	b	2.47%		02/19/19	3,500,000	3,464,510
SANTANDER UK PLC		2.28%		11/20/18	4,000,000	3,986,909
		2.35%		01/02/19	1,000,000	993,683
						154,899,169
Certificates of Deposit 17.9%
BANK OF MONTREAL (CHICAGO BRANCH)		2.44%		01/17/19	2,000,000	2,000,006
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.30%		11/01/18	3,500,000	3,500,413
		2.31%		11/01/18	3,000,000	3,000,376
		2.30%		11/08/18	13,000,000	13,001,549
		2.30%		11/09/18	1,000,000	1,000,119
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.33%		11/01/18	33,000,000	33,000,680
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		2.52%		03/26/19	10,000,000	9,999,321
CITIBANK NA (NEW YORK BRANCH)		2.37%		01/14/19	42,000,000	41,996,596
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.23%		11/01/18	10,000,000	10,000,085
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.43%		02/04/19	16,000,000	15,998,727
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		2.32%		10/03/18	29,000,000	29,000,751
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		04/05/19	15,000,000	15,000,000
DNB BANK ASA (NEW YORK BRANCH)		2.40%		01/17/19	16,000,000	16,001,678
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.15%		10/09/18	12,000,000	11,999,618
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		2.11%		10/02/18	4,000,000	3,999,974
		2.19%		10/04/18	27,000,000	27,000,094
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.29%		10/04/18	3,000,000	3,000,076
		2.45%		01/17/19	16,500,000	16,501,095
		2.45%		01/31/19	4,000,000	3,999,795
		2.47%		02/22/19	10,500,000	10,498,442
3

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.47%		02/26/19	1,000,000	999,824
		2.47%		02/27/19	3,000,000	2,999,440
MIZUHO BANK LTD (NEW YORK BRANCH)		2.31%		10/15/18	3,000,000	3,000,238
		2.28%		11/05/18	17,000,000	17,001,544
		2.29%		11/09/18	13,500,000	13,501,329
		2.28%		11/26/18	3,000,000	3,000,154
		2.29%		12/05/18	32,000,000	32,000,883
MUFG BANK LTD (NEW YORK BRANCH)		2.27%		10/15/18	1,000,000	1,000,029
		2.35%		11/02/18	900,000	900,097
		2.26%		11/07/18	2,000,000	2,000,055
		2.45%		02/04/19	8,000,000	7,999,925
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		2.49%		03/12/19	25,000,000	24,999,688
NATIXIS (NEW YORK BRANCH)		2.35%		10/31/18	2,000,000	2,000,312
NORDEA BANK AB (NEW YORK BRANCH)		2.13%		10/03/18	51,000,000	50,999,984
NORINCHUKIN BANK (NEW YORK BRANCH)		2.16%		10/03/18	17,000,000	16,999,952
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.25%		11/02/18	16,500,000	16,499,759
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.45%		01/25/19	17,500,000	17,499,378
		2.47%		02/04/19	28,000,000	27,999,655
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.32%		10/03/18	20,000,000	20,000,398
		2.29%		10/05/18	14,400,000	14,400,312
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.41%		01/22/19	29,000,000	28,996,897
		2.43%		02/01/19	7,000,000	6,998,915
		2.45%		02/07/19	11,000,000	10,998,651
						593,296,814
Other Instrument 0.7%
BANK OF AMERICA NA		2.47%		02/05/19	22,000,000	21,999,604
Non-Financial Company Commercial Paper 4.2%
BASF SE	b	2.14%		10/01/18	33,000,000	32,994,101
CARGILL GLOBAL FUNDING PLC	a,b	2.11%		10/02/18	2,000,000	1,999,502
	a,b	2.12%		10/02/18	2,000,000	1,999,502
	a,b	2.14%		10/03/18	3,000,000	2,999,067
	a,b	2.15%		10/03/18	2,000,000	1,999,378
	a,b	2.18%		10/04/18	1,000,000	999,627
GE CAPITAL TREASURY SERVICES (US) LLC	a	2.20%		10/05/18	4,000,000	3,998,300
GENERAL ELECTRIC CO		2.20%		10/05/18	13,000,000	12,994,477
LONG ISLAND POWER AUTHORITY	a	2.35%		10/11/18	30,000,000	29,995,500
TOTAL CAPITAL CANADA LTD	a,b	2.12%		10/02/18	43,000,000	42,989,341
TOTAL CAPITAL SA	a,b	2.13%		10/01/18	6,000,000	5,998,925
						138,967,720
Non-Negotiable Time Deposits 9.2%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.16%		10/03/18	13,000,000	13,000,000
4

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.17%		10/03/18	2,000,000	2,000,000
		2.21%		10/03/18	67,000,000	67,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.15%		10/01/18	10,000,000	10,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.13%		10/03/18	51,000,000	51,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		2.16%		10/04/18	33,000,000	33,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.10%		10/01/18	21,000,000	21,000,000
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.15%		10/01/18	41,000,000	40,999,766
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.13%		10/03/18	48,000,000	48,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.15%		10/03/18	19,000,000	19,000,000
		2.19%		10/04/18	1,000,000	1,000,000
						305,999,766
Total Fixed-Rate Obligations
(Cost $1,866,886,386)						1,866,696,062

Variable-Rate Obligations 21.7% of net assets
Asset-Backed Commercial Paper 2.1%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.30%)	a,b	2.40%	10/01/18	11/01/18	7,500,000	7,502,325
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.15%)	a	2.32%	10/22/18	02/20/19	28,000,000	28,008,736
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.15%)	a,b	2.32%	10/22/18	02/20/19	16,000,000	16,004,992
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.15%)	a,b	2.36%	10/25/18	03/25/19	17,000,000	17,000,714
						68,516,767
Financial Company Commercial Paper 2.5%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(1 mo. USD-LIBOR + 0.12%)	b	2.24%	10/09/18	03/06/19	15,000,000	15,000,675
HSBC USA INC
(1 mo. USD-LIBOR + 0.44%)	b	2.55%		10/05/18	2,000,000	2,000,144
ING US FUNDING LLC
(3 mo. USD-LIBOR + 0.04%)	a	2.38%		12/19/18	18,000,000	18,000,499
(3 mo. USD-LIBOR + 0.07%)	a	2.46%	11/05/18	02/04/19	11,000,000	11,000,842
JP MORGAN SECURITIES LLC
(3 mo. USD-LIBOR + 0.06%)	b	2.40%		11/08/18	7,000,000	7,001,312
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.33%)	b	2.54%		10/23/18	5,000,000	5,001,180
(3 mo. USD-LIBOR + 0.02%)	b	2.33%		11/26/18	16,500,000	16,499,983
5

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.30%)	b	2.41%	10/01/18	02/01/19	7,000,000	7,006,202
						81,510,837
Certificates of Deposit 14.1%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.39%	10/25/18	01/25/19	23,300,000	23,310,438
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.43%	12/21/18	03/21/19	35,000,000	35,010,573
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/05/18	04/05/19	11,000,000	11,003,040
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.20%)		2.54%	11/01/18	05/01/19	21,000,000	21,013,963
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		2.26%	10/15/18	02/14/19	23,000,000	23,005,796
(1 mo. USD-LIBOR + 0.13%)		2.25%	10/09/18	03/06/19	7,000,000	7,001,148
(1 mo. USD-LIBOR + 0.17%)		2.33%	10/15/18	05/15/19	1,000,000	1,000,074
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.43%)		2.54%		10/01/18	2,500,000	2,500,065
(1 mo. USD-LIBOR + 0.28%)		2.39%	10/05/18	11/05/18	1,000,000	1,000,316
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.45%)		2.58%		10/10/18	16,000,000	16,000,820
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.26%)		2.49%	10/29/18	11/27/18	5,500,000	5,502,514
(1 mo. USD-LIBOR + 0.21%)		2.42%	10/24/18	01/24/19	9,000,000	9,002,808
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.39%	10/02/18	11/02/18	4,000,000	4,001,264
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.39%	10/05/18	11/05/18	9,000,000	9,002,808
NORDEA BANK AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		2.28%	10/15/18	02/15/19	32,000,000	32,006,912
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.27%	10/09/18	03/06/19	5,000,000	5,001,260
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		2.34%	10/05/18	11/05/18	7,500,000	7,501,972
(1 mo. USD-LIBOR + 0.30%)		2.53%	10/29/18	11/27/18	2,500,000	2,501,308
(3 mo. USD-LIBOR + 0.08%)		2.41%	12/17/18	03/15/19	16,000,000	16,003,936
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/17/18	04/17/19	30,000,000	30,005,550
(3 mo. USD-LIBOR + 0.15%)		2.47%	11/20/18	05/20/19	1,000,000	1,000,655
(3 mo. USD-LIBOR + 0.13%)		2.44%	11/28/18	05/28/19	6,000,000	6,003,291
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.29%)		2.51%		10/25/18	2,000,000	2,000,454
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.41%	10/05/18	11/05/18	8,000,000	8,002,160
(3 mo. USD-LIBOR + 0.03%)		2.34%		11/26/18	17,350,000	17,351,040
6

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR + 0.25%)		2.47%	10/26/18	11/26/18	1,000,000	1,000,268
(3 mo. USD-LIBOR + 0.05%)		2.38%	10/11/18	01/11/19	4,500,000	4,500,054
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.36%	10/23/18	11/23/18	15,000,000	15,001,620
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.34%		11/15/18	3,000,000	3,000,063
(1 mo. USD-LIBOR + 0.15%)		2.30%	10/15/18	03/13/19	23,000,000	23,005,704
(1 mo. USD-LIBOR + 0.17%)		2.35%	10/22/18	05/21/19	1,000,000	1,000,037
(3 mo. USD-LIBOR + 0.07%)		2.46%	12/28/18	06/28/19	6,000,000	6,000,118
SWEDBANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		2.40%	10/29/18	01/28/19	1,000,000	1,000,420
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		2.31%	10/19/18	02/19/19	22,000,000	22,003,124
(1 mo. USD-LIBOR + 0.14%)		2.31%	10/22/18	02/20/19	3,000,000	3,000,396
(1 mo. USD-LIBOR + 0.15%)		2.36%	10/19/18	03/19/19	7,000,000	6,999,622
US BANK NATIONAL ASSOCIATION
(1 mo. USD-LIBOR + 0.15%)		2.30%	10/15/18	05/13/19	16,000,000	16,003,088
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.42%)		2.55%		10/09/18	1,000,000	1,000,110
(1 mo. USD-LIBOR + 0.18%)		2.39%	10/23/18	02/04/19	15,000,000	15,006,210
(3 mo. USD-LIBOR + 0.10%)		2.42%	12/07/18	03/07/19	5,000,000	5,001,592
(3 mo. USD-LIBOR + 0.07%)		2.41%	10/16/18	04/16/19	50,000,000	50,001,203
						469,257,794
Variable Rate Demand Notes 0.4%
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	2.25%		10/05/18	2,000,000	2,000,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.23%		10/05/18	1,045,000	1,045,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.20%		10/05/18	2,845,000	2,845,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.23%		10/05/18	2,000,000	2,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	2.16%		10/05/18	5,000,000	5,000,000
						12,890,000
Other Instrument 0.3%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.26%)		2.39%	10/15/18	11/14/18	10,000,000	10,003,350
Non-Financial Company Commercial Paper 2.3%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.03%)		2.37%	11/07/18	02/07/19	3,000,000	3,000,038
7

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.08%)		2.39%	11/21/18	02/15/19	15,000,000	15,002,972
(3 mo. USD-LIBOR + 0.09%)		2.46%	12/27/18	03/22/19	10,000,000	10,002,580
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.08%)		2.42%	10/12/18	04/05/19	35,000,000	35,006,148
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(1 mo. USD-LIBOR + 0.36%)		2.59%		10/29/18	14,000,000	14,004,858
						77,016,596
Total Variable-Rate Obligations
(Cost $719,056,525)						719,195,344
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.1% of net assets
U.S. Government Agency Repurchase Agreements* 14.9%
BANK OF NOVA SCOTIA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $65,891,102, 4.50%, due 08/01/48)		2.25%		10/01/18	63,971,942	63,959,950
BMO CAPITAL MARKETS CORP
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $86,536,295, 2.51% - 6.00%, due 09/01/34 - 09/20/48)		2.26%		10/01/18	84,015,820	84,000,000
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $36,977,090, 0.00% - 4.00%, due 01/17/19 - 08/01/45)		2.26%		10/01/18	36,006,780	36,000,000
MIZUHO SECURITIES USA LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $16,320,013, 3.75%, due 11/15/18)		2.25%		10/01/18	16,003,000	16,000,000
RBC DOMINION SECURITIES INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $168,971,988, 0.00% - 4.00%, due 11/08/18 - 08/01/48)		2.25%		10/01/18	165,030,938	165,000,000
ROYAL BANK OF CANADA
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by U.S. Government Agency Securities valued at $7,212,987, 2.80% - 4.00%, due 06/01/48 - 03/20/66)		2.13%		10/02/18	7,002,899	6,999,997
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by U.S. Government Agency Securities valued at $37,095,790, 2.38% - 6.96%, due 09/01/24 - 08/01/48)		2.19%		10/04/18	36,015,330	36,000,319
8

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $89,456,845, 4.00% - 4.50%, due 08/20/48 - 09/01/48)		2.26%		10/01/18	86,016,197	86,000,000
						493,960,266
Other Repurchase Agreements** 7.2%
BNP PARIBAS SA
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,408,390, 4.25%, due 05/13/19)		2.24%		10/02/18	16,006,969	15,999,720
Issued 09/27/18, repurchase date 10/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $33,725,499, 3.21% - 6.63%, due 05/30/24 - 07/30/47)		2.30%		10/04/18	30,013,417	29,999,700
Issued 09/05/18, repurchase date 12/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,144,281, 3.63% - 12.00%, due 03/15/23 - 09/25/34)		2.44%		11/02/18	20,078,622	20,003,000
JP MORGAN SECURITIES LLC
Issued 08/29/18, repurchase date 02/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,442,167, 0.00% - 10.31%, due 05/01/33 - 05/02/36)		2.75%		12/27/18	16,146,667	15,988,080
Issued 09/26/18, repurchase date 03/26/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,705, 0.00% - 4.00%, due 07/20/31 - 02/28/33)		2.76%		12/27/18	4,028,213	3,996,373
Issued 09/25/18, repurchase date 03/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $33,357,809, 0.00% - 6.29%, due 02/25/23 - 06/25/57)		2.81%		12/27/18	29,210,516	28,977,363
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/28/18, repurchase date 11/26/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $29,900,000, 6.47%, due 01/25/29)		2.41%		11/02/18	26,114,877	25,989,993
RBC CAPITAL MARKETS LLC
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,666,340, 1.85% - 6.00%, due 02/01/19 - 10/06/48)		2.20%		10/02/18	33,014,117	32,999,637
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,552,871, 3.13%, due 04/24/23)		2.27%		10/01/18	11,002,081	11,000,000
Issued 09/25/18, repurchase date 10/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,202,197, 6.50% - 7.00%, due 03/15/39 - 06/15/40)		2.25%		10/02/18	4,001,750	3,999,967
9

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/26/18, repurchase date 10/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,504,835, 7.00%, due 06/15/40)		2.28%		10/03/18	10,004,433	9,999,905
Issued 07/10/18, repurchase date 01/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $17,495,641, 2.08% - 9.38%, due 09/08/20 - 07/17/37)		2.88%		01/01/19	15,210,000	14,998,431
Issued 07/31/18, repurchase date 01/28/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $29,172,082, 2.98% - 9.38%, due 11/16/20 - 01/17/59)		2.92%		01/01/19	25,312,278	24,995,802
						238,947,971
Total Repurchase Agreements
(Cost $732,959,950)						732,908,237
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $909,837,023 or 27.4% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
10

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2018, all of the fund’s investment securities were classified as Level 2.
The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
11

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings (continued)

REG91556SEP18
12

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 13, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	November 13, 2018